As filed with the Securities and Exchange                                       Registration No.  033-75996*

Commission on April 17, 2017                                                          Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 50 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2017, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred, Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

PART A

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS

Supplement Dated May 1, 2017 to the Contract Prospectus and
Contract Prospectus Summary

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your Contract Prospectus and Contract Prospectus Summary for future reference.

__________________________________________________________________________

The following information only affects you if you currently invest in or plan to invest in the subaccount that correspond to the VY® FMR® Diversified Mid Cap Portfolio.

Notice of and Important Information About Upcoming Fund Reorganizations

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio.” Subject to shareholder approval for the VY® FMR® Diversified Mid Cap Portfolio reorganization, it is expected that the reorganization will be effective on or about the close of business on July 14, 2017 (the “Reorganization Date”).

Merging Portfolio	Surviving Portfolio
VY® FMR® Diversified Mid Cap Portfolio (Class S)	Voya MidCap Opportunities Portfolio (Class I)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of your Contract Prospectus or Contract Prospectus Summary for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the VY® FMR® Diversified Mid Cap Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Voya MidCap Opportunities Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “TRANSFERS” section of your Contract Prospectus or Contract Prospectus Summary for information about making fund allocation changes.

X.75996-17	Page 1 of 2	May 2017

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

Information about the Surviving Portfolio. Summary information about the Voya MidCap Opportunities Portfolio (Class I) can be found in Appendix V – Fund Descriptions in your Contract Prospectus or Contract Prospectus Summary. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.75996-17	Page 2 of 2	May 2017

Voya Retirement Insurance and Annuity Company Variable Annuity Account B GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS CONTRACT PROSPECTUS – MAY 1, 2017

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”). The contracts were formerly sold as both group contracts and employer-owned individual contracts. The term “contract” used in this prospectus refers to the group deferred fixed or variable annuity contract offered by your plan sponsor as a funding vehicle for your retirement plan.

Why Reading This Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder (generally, the sponsor of your retirement plan), or you, if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (“the separate account”), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 11. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain them for future reference.

Fixed Interest Options. Guaranteed Accumulation Account; Fixed Plus Account; Fixed Account; Fixed Account 2; Fixed Plus Account II A.

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”). Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount and types of compensation we may pay. The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

Getting Additional Information. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2017, Statement of Additional Information (“SAI”) in association with this prospectus free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-584-6001 or by writing to us at the address listed in the “CONTRACT OVERVIEW – Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC’s Public Reference Branch. Information on the operation of the SEC’s Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, emailing publicinfo@sec.gov or writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-210551. The SAI table of contents is listed on page 44 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75996-17                                                                            2

CONTRACT PROSPECTUS – MAY 1, 2017 (CONTINUED)

The Funds*

American Funds Insurance Series® – Growth Fund (Class 2)

American Funds Insurance Series® – Growth - Income Fund (Class 2)

American Funds Insurance Series® – International Fund (Class 2)

Calvert VP SRI Balanced Portfolio (Class I)

Federated Fund for U.S. Government Securities II (Primary Shares)

Federated High Income Bond Fund II (Primary Shares)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund
(Class 2)

Invesco V.I. American Franchise Fund
(Series I)

Invesco V.I. Core Equity Fund (Series I)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)

Oppenheimer Main Street Small Cap Fund®/VA (Non-Service Shares)

PIMCO Foreign Bond Portfolio (Unhedged) (Administrative Class)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer Emerging Markets VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

Voya Balanced Portfolio (Class I)

Voya Emerging Markets Index Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class I)

Voya Global Perspectives® Portfolio (Class I)[1]

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class I)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio
(Class I)

Voya Solution 2025 Portfolio (Class S)[1]

Voya Solution 2035 Portfolio (Class S)[1]

Voya Solution 2045 Portfolio (Class S)[1]

Voya Solution 2055 Portfolio (Class S)[1]

Voya Solution Income Portfolio (Class S)[1]

Voya Strategic Allocation Conservative
Portfolio (Class I)[1]

Voya Strategic Allocation Growth Portfolio (Class I)[1]

Voya Strategic Allocation Moderate Portfolio (Class I)[1]

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio
(Class S)

VY® FMR® Diversified Mid Cap Portfolio
(Class S)[2]

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity
Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio
(Class S)[3]

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio
(Class I)

VY® Templeton Global Growth Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

PRO.75996-17                                                                           3

*   See “APPENDIX V – FUND DESCRIPTIONS” for further information about the Funds.

1   This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.

2   FMR® is a registered service mark of FMR LLC. Used with permission.

3   This fund is only available to plans offering the fund as of the close of business on February 7, 2014.

CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	10
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	11
FEES	15
YOUR ACCOUNT VALUE	21
TRANSFERS	23
WITHDRAWALS	26
SYSTEMATIC DISTRIBUTION OPTIONS	27
DEATH BENEFIT	27
INCOME PHASE	29
FEDERAL TAX CONSIDERATIONS	32
CONTRACT DISTRIBUTION	39
OTHER TOPICS	41
THE STATEMENT OF ADDITIONAL INFORMATION	44
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT	45
APPENDIX II – THE FIXED ACCOUNTS	47
APPENDIX III - FIXED PLUS ACCOUNT	49
APPENDIX IV – FIXED PLUS ACCOUNT II A	51
APPENDIX V - FUND DESCRIPTIONS	55
APPENDIX VI - CONDENSED FINANCIAL INFORMATION	66

PRO.75996-17                                                                           4

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions:  Contacting the Company.

Contact your local representative or write or call the Company at:

Customer Service

Defined Contribution

Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Who’s Who

You (the “participant”):  The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor:  The sponsor of your retirement plan. Generally, your employer.

Contract Holder:  The person to whom or entity to which we issue the contract. Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”):  Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, please review “CONTRACT OWNERSHIP AND RIGHTS” and “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-Section 457 plans. For a description of each, see “FEDERAL TAX CONSIDERATIONS.”

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail, see “CONTRACT OWNERSHIP AND RIGHTS.”

PRO.75996-17                                                                           5

Contract Facts

Free Look/Right to Cancel. Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). See “RIGHT TO CANCEL.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “WITHDRAWALS” and “FEDERAL TAX CONSIDERATIONS.”

Systematic Distribution Options. If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees. Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation. You will not generally pay taxes on any earnings from the contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

Step 1. You, or the contract holder, provide the Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

Step 2. The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:

•      Fixed Interest Options; and/or

•      Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

Step 3. If applicable, the subaccount(s) selected purchases shares of its underlying fund.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account B Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; and

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.75996-17                                                                           6

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Early Withdrawal Charge [4]

(as a percentage of amount withdrawn)                                         5.00%

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you may pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee

Installment Purchase Payment Accounts                                       $20.00 [5]

Single Purchase Payment Accounts                                                  $0.00

Separate Account Annual Expenses

(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge               1.25% [5]

Maximum Administrative Expense Charge                                    0.25% [6]

Maximum Total Separate Account Expenses                                1.50%

In This Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See the “FEES” Section for:

•      Early Withdrawal Charge Schedules;

•      How, When and Why Fees are Deducted;

•      Reduction, Waiver and/or Elimination of Certain Fees;

•      Fund Redemption Fees; and

•      Premium and Other Taxes.

▪

PRO.75996-17                                                                           7

*   State premium taxes may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

4   This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “FEES” section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”

5   These charges may be waived, reduced or eliminated in certain circumstances. See “FEES.”

6   We only impose this charge under some contracts. See “FEES.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	0.27%	1.76%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees including the annual maintenance fee of $20 (converted to a percentage of assets equal to 0.0003%), separate account annual expenses and fund fees and expenses.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:*				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$841	$1,539	$2,262	$3,587	$332	$1,013	$1,718	$3,587

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:*				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$699	$1,116	$1,561	$2,118	$183	$567	$976	$2,118

PRO.75996-17                                                                           8

*    This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

**   This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VI, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

PRO.75996-17                                                                           9

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

•      Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (“457 plans”);

•      Tax-exempt organizations for deferrals not subject to Tax Code section 457 (“non Section 457 plans”); or

•      Taxable organizations (“non Section 457 plans”).

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-Section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder submits the required forms and application to us. If the forms are accepted, we will issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The following purchase payment methods are available:

•      Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25; and

•      Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “FEDERAL TAX CONSIDERATIONS” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time.

Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected at any one time. See “INVESTMENT OPTIONS” and “TRANSFERS.”

PRO.75996-17                                                                           10

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES,” “APPENDIX III” and “APPENDIX IV.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - The contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan);

•      Investment Risk - The value of investment options available under the contract may fluctuate with the markets and interest rates. You should not participate in the contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with the contract may not be beneficial to you. If the contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under the contract. Also, be sure to talk to a financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products – We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in the contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and if you are interested in learning more about these other products, contact your local representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person to whom or entity to which we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

PRO.75996-17                                                                           11

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder no later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. We will neither deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account B. Each subaccount invests directly in shares of an underlying mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into subaccounts. Each subaccount invests directly in shares of an underlying mutual fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX V. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

PRO.75996-17                                                                           12

Mixed and Shared Funding. The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding – bought for annuities and life insurance; and

•      Shared funding – bought by more than one company.

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

PRO.75996-17                                                                           13

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts. Additionally:

•      During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•      Combine two or more subaccounts;

•      Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•      Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your contract;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate;

•      Stop selling the contract;

•      Limit or eliminate any voting rights for the separate account; or

•      Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

PRO.75996-17                                                                           14

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see the appendices and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•      Limits on Number of Options Selected. Generally the contract holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time.

PRO.75996-17                                                                           15

FEES

Types of Fees

The following types of fees or deductions may affect your account:

•      Transaction Fees:

>    Early Withdrawal Charge

>    Fund Redemption Fees

•      Periodic Fees and Charges:

>    Annual Maintenance Fee

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

•      Fund Fees and Expenses; and

•      Premium and Other Taxes.

Terms to Understand in Schedules

Account Year - A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Purchase Payment Period (also called “Deposit Cycle”) (for installment purchase payments) - The period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus an adjustment for any applicable early withdrawal charge.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.50% of your total purchase payments to your account.

Early Withdrawal Charge Schedules

Installment Purchase Payment Accounts		Single Purchase Payment Accounts
Purchase Payment Periods or Deposit Cycles Completed	Early Withdrawal Charge	Account Years Completed	Early Withdrawal Charge
Fewer than 5	5%	Fewer than 5	5%
5 or more but fewer than 7	4%	5 or more but fewer than 6	4%
7 or more but fewer than 9	3%	6 or more but fewer than 7	3%
9 or more but fewer than 10	2%	7 or more but fewer than 8	2%
10 or more	0%	8 or more but fewer than 9	1%
		9 or more	0%

PRO.75996-17                                                                           16

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

•      Used to provide payments to you during the income phase;

•      Paid because of your death before income phase payments begin;

•      Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months*;

•      Taken because of the election of a systematic distribution option (if available under your contract), see “SYSTEMATIC DISTRIBUTION OPTIONS”;

•      Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

•      Taken on or after the tenth anniversary of the effective date of the account;

•      For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code and regulations thereunder; or

•      For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•      The number of participants under the plan;

•      The expected level of assets and/or cash flow under the plan;

•      Our agent’s involvement in sales activities;

•      Our sales-related expenses;

•      Distribution provisions under the plan;

•      The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•      The level of employer involvement in determining eligibility for distributions under the contract; and

•      Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

PRO.75996-17                                                                           17

*   If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $20. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a proportional basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•      The size, type and nature of the group for which a contract is issued;

•      The amount of contributions to the contract;

•      The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values and any other factors pertaining to the level and expense of administrative services we will provide; and

•      The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option. This fee is assessed during both the accumulation phase and the income phase. See “INCOME PHASE - Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract, namely:

•      Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

PRO.75996-17                                                                           18

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the contract;

•      The frequency, consistency and method of submitting payments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions;

•      The type and level of other factors that affect the overall administrative expense; and

•      Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract. If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

•      Beginning on April 4, 1997, we began to deduct this charge during the accumulation phase for contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984;

•      Effective on June 4, 2013, we began to impose this charge with respect to participants who became covered under a contract on or after November 5, 1984, where the contract was issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements;

•      We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above; and

•      We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This charge helps defray our cost of providing administrative services under the contract and in relation to the separate account and subaccounts.

PRO.75996-17                                                                           19

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “FEE TABLE – Fund Fees and Expenses” section, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through the contract may be available for investment outside of the contract. You should evaluate the expenses associated with the funds available through the contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

PRO.75996-17                                                                           20

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2016 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity Investments®;	• Lord Abbett Funds;
• American Funds®;	• Invesco Investments;
• OppenheimerFunds, Inc.;	• Pioneer Investments®;
• Franklin® Templeton® Investments;	• Calvert Funds; and
• Columbia Wanger Asset Management;	• Federated Funds.
• PIMCO Funds;

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2016, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

PRO.75996-17                                                                           21

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Deductions, if any, from the fixed interest options (for example, withdrawals and fees); plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative charge, if any. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

PRO.75996-17                                                                           22

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUV’s are $10 for Subaccount A and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

•      He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

•      He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

$5,000 contribution
Step 1 ¯
Voya Retirement Insurance and Annuity Company
Step 2 ¯
Variable Annuity Account B
	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or “NAV”).	¯ Step 3 ¯
	Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

PRO.75996-17                                                                           23

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in APPENDIX I, APPENDIX II, APPENDIX III and APPENDIX IV. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company”. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

PRO.75996-17                                                                           24

We currently define Excessive Trading as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

PRO.75996-17                                                                           25

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The Company may change or discontinue the dollar cost averaging program at any time.

Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions or closures may also affect the program.

PRO.75996-17                                                                           26

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan must:

•      Select the Withdrawal Amount;

>    Full Withdrawal:  You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account or Fixed Account 2, minus any applicable early withdrawal charge, maintenance fee or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or Fixed Plus Account II A.

>    Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees or any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account or Fixed Account 2, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•      Early Withdrawal Charge. See “FEES - Early Withdrawal Charge”;

•      Maintenance Fee. See “FEES - Maintenance Fee”;

•      Market Value Adjustment. See “APPENDIX I”;

•      Fund Redemption Fees. See “FEES - Fund Redemption Fees”;

•      Tax Penalty. See “FEDERAL TAX CONSIDERATIONS”; or

•      Tax Withholding. See “FEDERAL TAX CONSIDERATIONS.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account and the Fixed Plus Account II A, see the appendices.

•      Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•      Properly complete a disbursement form and submit it to the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value either as of the next valuation after we receive a request for withdrawal in good order at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company” or on such later date as specified on the disbursement form.

PRO.75996-17                                                                           27

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call the Service Center at the address or telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

The systematic withdrawal options currently available under the contracts include the following:

•      SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract; and

•      ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under 457 plans only.

Features of a Systematic Distribution Option

If available under your contract, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

DEATH BENEFIT	This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

PRO.75996-17                                                                           28

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•      The contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death and no distribution will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

•      Lump-sum payment;

•      Payment in accordance with any of the available income phase payment options (see “INCOME PHASE - Income Phase Payment Options”); or

•      Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “SYSTEMATIC DISTRIBUTION OPTIONS”).

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•      Leaving your account value invested in the contract; or

•      Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “INCOME PHASE - Income Phase Payment Options.”

PRO.75996-17                                                                           29

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX I and in the Guaranteed Accumulation Account prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL TAX CONSIDERATIONS” for additional information.

INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•      Start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Income phase payment frequency (for example, monthly, quarterly, semi-annually or annually);

•      Choice of fixed or variable payments;

•      Selection of an assumed net investment rate (only if variable payments are elected); and

•      Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

In prior prospectuses, the Income Phase was referred to as the Annuity Phase; the Income Payment Option was referred to as the Annuity Option; Income Phase Payment was referred to as Annuity Payment; and Initiating Income Phase Payments was referred to as Annuitization.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. For variable income phase payments, an assumed net investment rate must be selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

PRO.75996-17                                                                           30

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate your first payment will be higher but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.50% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us at the number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

•      A first income phase payment of at least $20; or

•      Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccounts. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL TAX CONSIDERATIONS.”

PRO.75996-17                                                                           31

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contracts from time to time.

Terms Used in the Tables:

•      Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

•      Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit - None:  All payments end upon the annuitant’s death.

Life Income - Guaranteed Payments*

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for a choice of 5 to 20 years or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•      This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit - None:  All payments end after the death of both annuitants.

Life Income - Two Lives - Guaranteed Payments*

Length of Payments:  For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary:  If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash Refund Option (limited availability fixed payment only)

Length of Payments:  For as long as the annuitant lives.

Death Benefit - Payment to the Beneficiary:  Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income – Two Lives - Cash Refund Option (limited availability - fixed payment only)

Length of Payments:  For as long as either annuitant lives.

Continuing Payment:  100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary:  When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

PRO.75996-17                                                                           32

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments:  Payments generally may be fixed or variable and may be made for 3 to 30 years. However, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Lump-Sum Payment. If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “FEES - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (for example, the actual fixed rate used for the fixed payments, or the 3.50% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contracts;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this Section:

•      Introduction;

•      Taxation of Deferred Compensation Contracts;

•      Possible Changes in Taxation; and

•      Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

•      We do not make any guarantee about the tax treatment of the contracts or transactions involving the contracts; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

PRO.75996-17                                                                           33

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contracts with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts.

Types of Contracts:  Deferred Compensation Contracts

The contracts described in this prospectus may be purchased in relation to qualified governmental excess benefit arrangements under Tax Code Section 415(m), Tax Code Section 457(b) plans, nonqualified deferred compensation plans under Tax Code Section 457(f) and non-Section 457 nonqualified deferred compensation plans.

We refer to all of these generally as “deferred compensation plans.” Employers intending to use the contract with such plans should seek tax and/or legal advice.

Taxation of Deferred Compensation Contracts

Eligible Retirement Plans and Programs. The contracts may be purchased with the following retirement plans and programs:

•      Section 415(m) of the Tax Code permits certain employers to provide a qualified governmental excess benefit arrangement, which may be subject to the same requirements as those applied to Tax Code Section 457(b) plans described below. If the Tax Code Section 415(m) arrangement is not designed to meet the requirements of Tax Code Section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code Section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus;

•      Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as by non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account; and

•      A non-Section 457 deferred compensation plan, which we define as, either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to Section 457 rules or a deferred compensation plan of a for-profit employer that is not subject to Section 457 rules. Employers intending to use the contract with such plans should seek tax and/or legal advice.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, 457(f) plans and non-Section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

PRO.75996-17                                                                           34

Taxation

The tax rules applicable to deferred compensation plan contracts vary according to the type of plan or program, the specific terms and conditions of the deferred compensation plan contract, and the terms and conditions of the deferred compensation plan. The ultimate effect of federal income taxes on the amounts held under a deferred compensation plan contract, or on income phase (e.g., annuity) payments from a deferred compensation plan contract, depends on the type of deferred compensation plan contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation plan contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some non-qualified deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the contracts described in this prospectus. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract owners, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a tax and/or legal adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $18,000 (as indexed for 2017). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

PRO.75996-17                                                                           35

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a deferred compensation plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Additional special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of:  twice the deferral limit ($36,000); or the basic annual limit plus the amount of the base limit not used in prior years (only allowed if not using age 50 and over catch-up contributions.) For advice with respect to these catch-up provisions, please consult a tax and/or legal adviser.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. 457(f) plans and Non-Section 457 plans have no contribution limits.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portion of all distributions to the IRS.

Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that a rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. In general, an eligible state or local governmental 457(b) plan is not subject to the 10% additional tax. However, any distribution attributable to amounts the 457(b) plan received in a direct rollover from a Section 401(a), 401(k), 403(a) or 403(b) plan is subject to the 10% additional tax unless one of the following exceptions applies:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

PRO.75996-17                                                                           36

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f) or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•      Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);

•      Interest at the underpayment rate plus one percent on the underpayments; and

•      An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•      Paid or otherwise made available to you or your designated beneficiary; or

•      Required to be includible under Tax Code Section 409A.

Distribution – Eligibility

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:

•      The calendar year you attain age 70½;

•      When you experience a severance from employment with your employer; or

•      When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax-exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. Amounts deferred under Tax Code Section 457(f) plans and non-Section 457 deferred compensation plans must also meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

•      Separation from service;

•      Disability;

•      Death;

•      Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;

•      Change in control or ownership of the sponsoring employer; or

•      Unforeseeable emergency.

Amounts deferred under these plans prior to January 1, 2005, under limited circumstances, may be eligible for an exclusion from the application of Tax Code Section 409A, if certain requirements are met. For more information, please consult your own tax and/or legal adviser.

PRO.75996-17                                                                           37

Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution requirements set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later unless:

•      Under governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract and/or certificate.

Required Distributions Upon Death (457(b) Plans Only)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract and/or certificate/enrollment materials.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2017, your entire balance must be distributed to the designated beneficiary by December 31, 2022. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

PRO.75996-17                                                                           38

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Assignment and Other Transfers

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.75996-17                                                                           39

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker/dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker/dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker/dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50% on transferred assets and asset-based commission ranging up to 0.10%.

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc., Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc., Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

PRO.75996-17                                                                           40

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company and of its affiliated broker/dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount which varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75996-17                                                                           41

The following is a list of the top 25 distributors that, during 2017, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•      Voya Financial Advisors, Inc.

•      LPL Financial Corporation

•      Regulus Advisors, LLC

•      Morgan Stanley Smith Barney LLC

•      Cetera Investment Services LLC

•      Lincoln Financial Advisors Corporation

•      Harbour Investments, Inc.

•      Woodbury Financial Services, Inc.

•      Kestra Investment Services, LLC

•      PlanMember Securities Corporation

•      American Portfolios Financial Services, Inc.

•      Signator Financial Services, Inc.

•      MSI Financial Services, Inc.

•      GWN Securities Inc.

•      Securities America, Inc.

•      Sigma Financial Corporation

•      NYLIFE Securities LLC

•      Royal Alliance Associates, Inc.

•      Geneos Wealth Management, Inc.

•      First Allied Securities, Inc.

•      Huckin Financial Group, Inc.

•      Northwestern Mutual Investment Services, Inc.

•      Ameriprise Financial Services, Inc.

•      Cadaret, Grant & Co., Inc.

•      Coordinated Capital Securities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract owner, the Company makes payments to the contract owner, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

PRO.75996-17                                                                           42

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to our Service Center in writing at the addresses provided in “Contract Overview—Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber‑attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

PRO.75996-17                                                                           43

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under that contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings) when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

•      During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

PRO.75996-17                                                                           44

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

PRO.75996-17                                                                           45

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts applied to GAA will be held in a nonunitized separate account within the Company’s general account. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

•      The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (“guaranteed term”), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

•      A Market Value Adjustment (“MVA”) - as described in this appendix and in the GAA prospectus;

•      Tax Penalties and/or Tax withholding - see “FEDERAL TAX CONSIDERATIONS”;

•      Early Withdrawal Charge - see “FEES”; or

•      Maintenance Fee - see “FEES.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment. If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA may be positive or negative. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit as follows:

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA; and

PRO.75996-17                                                                           46

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

If you have elected ECO as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term - three years or less; and

•      Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contracts. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-210551.

PRO.75996-17                                                                           47

APPENDIX II THE FIXED ACCOUNTS

The Fixed Account and Fixed Account 2 (collectively the “Accounts” or these “options”) are investment options that may be available during the accumulation phase under the contract. The availability of the Fixed Account and the Fixed Account 2 may vary by plan. Amounts allocated to either of these options are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about these options may be found in the contract.

General Disclosure. Interests in the Accounts have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Accounts has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate applicable to your account as specified in the contract. The guaranteed minimum interest rate may vary by participant based on the date the participant established an account under the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts allocated to these options will earn the interest rate in effect at the time money is applied. Amounts in the Accounts will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under these options, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to these options and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•      The Fixed Account or Fixed Account 2 withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

•      The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account or Fixed Account 2 during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account or Fixed Account 2 to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES - Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account or Fixed Account 2 to any other available investment option. We may, on a temporary basis, vary the amount that you are allowed to transfer but it will never be less than 10% of your account value held in the Fixed Account or 50% of your account value held in the Fixed Account 2. These limits are reduced by any withdrawals, transfers or income phase payments made in the calendar year. The 10% limit from the Fixed Account does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

PRO.75996-17                                                                           48

By notifying us at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75996-17                                                                           49

APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option that may be available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. We guarantee that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

•      Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

•      Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

•      One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months;

•      One-fourth of the remaining Fixed Plus Account value 12 months later;

•      One-third of the remaining Fixed Plus Account value 12 months later;

•      One-half of the remaining Fixed Plus Account value 12 months later; and

•      The balance of the Fixed Plus Account value 12 months later.

PRO.75996-17                                                                           50

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if the full withdrawal is made due to any of the following:

•      Your death occurs before income phase payments have begun (request must be received within six months after date of death); or

•      Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

•      Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option. If available under your contract, SWO (see “SYSTEMATIC DISTRIBUTION OPTIONS”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

PRO.75996-17                                                                           51

APPENDIX IV

FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder.  If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “closed fixed accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these closed fixed account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A.  This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum interest rate specified in the contract.  The interest rate to be credited to the amounts allocated to the Fixed Plus Account II A may be changed at any time, except that any interest rate to be credited following a rate change initiated solely by the Company will be guaranteed to remain in effect until the last day of the three month period measured from the first day of the month such change was made.  Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.  We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

PRO.75996-17                                                                           52

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis).  We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan;

>     Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

PRO.75996-17                                                                           53

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan; or

>     Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period.  We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

PRO.75996-17                                                                           54

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period.  The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

PRO.75996-17                                                                           55

APPENDIX V FUND DESCRIPTIONS

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Federated Fund for U.S. Government Securities II Investment Adviser: Federated Investment Management Company	Seeks to provide current income.

PRO.75996-17                                                                           56

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Federated High Income Bond Fund II Investment Adviser: Federated Investment Management Company.	Seek high current income.
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.

PRO.75996-17                                                                           57

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
PIMCO Foreign Bond Portfolio (Unhedged) Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Emerging Markets VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Long-term growth of capital.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Emerging Markets Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities.

Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.

PRO.75996-17                                                                           58

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.

Voya Government Money Market Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser:  Voya Investment Management Co. LLC

* There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.

PRO.75996-17                                                                           59

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

        Investment Adviser:  Voya Investments, LLC

        Subadvisers:  Columbia Management Investment Advisers, LLC and The London Company of Virginia LLC d/b/a The London Company

Seeks reasonable income and capital growth.

PRO.75996-17                                                                           60

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

PRO.75996-17                                                                           61

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.75996-17                                                                           62

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.

PRO.75996-17                                                                           63

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

VY® FMR® Diversified Mid Cap Portfolio*

        Investment Adviser:  Voya Investments, LLC

        Subadviser:  Fidelity Management & Research Company

* FMR® is a registered service mark of FMR LLC. Used with permission.

Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.

PRO.75996-17                                                                           64

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management, Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.

PRO.75996-17                                                                           65

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

PRO.75996-17                                                                           66

APPENDIX VI CONDENSED FINANCIAL INFORMATION

Table 1 - For Contracts with Total Separate Account Charges of 0.35%	CFI 1
Table 2 - For Contracts with Total Separate Account Charges of 0.70%	CFI 4
Table 3 - For Contracts with Total Separate Account Charges of 0.75%	CFI 11
Table 4 - For Contracts with Total Separate Account Charges of 0.80%	CFI 17
Table 5 - For Contracts with Total Separate Account Charges of 0.90%	CFI 23
Table 6 - For Contracts with Total Separate Account Charges of 0.95%	CFI 25
Table 7 - For Contracts with Total Separate Account Charges of 1.00%	CFI 30
Table 8 - For Contracts with Total Separate Account Charges of 1.25%	CFI 38
Table 9 - For Contracts with Total Separate Account Charges of 1.50% Including a 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 44
Table 10 - For Contracts with Limits on Fees	CFI 50

PRO.75996-17                                                                           67

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2016, the following tables give: (1) the accumulation unit value ("AUV") at the beginning of the period: (2) the AUV at the end of the period: and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2016, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2016 are not reflected in the following information.

		TABLE 1
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009

FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.04	$17.98	$16.12	$12.32	$10.62	$10.93	$9.36	$7.69
Value at end of period	$19.41	$18.04	$17.98	$16.12	$12.32	$10.62	$10.93	$9.36
Number of accumulation units outstanding at end of period	113,705	137,442	134,498	131,393	127,824	117,228	98,084	120,815
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.01	$16.73	$15.44	$12.09	$10.35	$10.28	$8.96	$7.43
Value at end of period	$18.83	$16.01	$16.73	$15.44	$12.09	$10.35	$10.28	$8.96
Number of accumulation units outstanding at end of period	14,572	13,432	14,041	13,850	13,548	13,013	12,807	11,029
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$18.31	$17.15	$15.46	$11.38	$9.96	$9.97	$8.06	$6.79
Value at end of period	$18.40	$18.31	$17.15	$15.46	$11.38	$9.96	$9.97	$8.06
Number of accumulation units outstanding at end of period	45,404	45,423	46,217	46,226	48,064	47,223	46,675	48,436
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.49	$11.13	$12.15	$9.35	$7.77	$9.41	$8.35	$7.04
Value at end of period	$10.87	$11.49	$11.13	$12.15	$9.35	$7.77	$9.41	$8.35
Number of accumulation units outstanding at end of period	13,770	15,871	17,321	21,455	18,805	16,910	14,331	12,764
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.51	$16.52	$15.33	$11.90	$10.49	$10.53	$9.64	$7.53
Value at end of period	$17.04	$15.51	$16.52	$15.33	$11.90	$10.49	$10.53	$9.64
Number of accumulation units outstanding at end of period	282	282	418	418	419	418	419	419
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$17.26	$18.00	$16.20	$12.47	$10.93	$11.43	$9.14	$7.24
Value at end of period	$20.02	$17.26	$18.00	$16.20	$12.47	$10.93	$11.43	$9.14
Number of accumulation units outstanding at end of period	3,097	3,097	3,097	4,021	4,022	11,854	14,713	13,475
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$14.53	$14.86	$14.03	$12.07	$10.66	$10.84	$9.53	$8.01
Value at end of period	$15.61	$14.53	$14.86	$14.03	$12.07	$10.66	$10.84	$9.53
Number of accumulation units outstanding at end of period	0	0	0	2,460	2,459	2,458	2,488	2,489
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.87	$12.44	$12.44	$13.00	$12.09	$11.70	$10.13	$8.76
Value at end of period	$12.57	$11.87	$12.44	$12.44	$13.00	$12.09	$11.70	$10.13
Number of accumulation units outstanding at end of period	7,799	9,303	11,661	11,281	8,572	12,237	14,204	7,649

CFI 1

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.92	$9.95	$9.99	$10.02	$10.05	$10.09	$10.10	$10.09
Value at end of period	$9.90	$9.92	$9.95	$9.99	$10.02	$10.05	$10.09	$10.10
Number of accumulation units outstanding at end of period	0	0	686	3,232	5,872	8,504	12,748	18,118
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.12	$17.43	$15.80	$12.13	$10.52	$10.58	$9.30	$7.16
Value at end of period	$18.73	$17.12	$17.43	$15.80	$12.13	$10.52	$10.58	$9.30
Number of accumulation units outstanding at end of period	30,283	29,888	29,886	29,882	30,802	30,784	34,917	29,518
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.94	$17.85	$15.74	$11.88	$10.42	$10.46	$9.21	$7.49
Value at end of period	$19.72	$17.94	$17.85	$15.74	$11.88	$10.42	$10.46	$9.21
Number of accumulation units outstanding at end of period	23,935	23,286	19,006	18,063	14,516	15,509	15,965	22,712
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.17	$18.56	$17.00	$12.68	$10.81	$10.97	$9.03	$6.87
Value at end of period	$21.39	$18.17	$18.56	$17.00	$12.68	$10.81	$10.97	$9.03
Number of accumulation units outstanding at end of period	44,688	41,165	36,264	33,178	28,834	25,245	20,117	24,406
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.78	$18.44	$17.55	$12.34	$11.02	$11.14	$9.10	$7.31
Value at end of period	$22.57	$17.78	$18.44	$17.55	$12.34	$11.02	$11.14	$9.10
Number of accumulation units outstanding at end of period	21,542	19,812	16,095	14,461	10,244	8,258	7,295	19,308
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.22	$14.18	$13.34	$13.40	$12.30	$11.47	$10.48	$9.42
Value at end of period	$14.78	$14.22	$14.18	$13.34	$13.40	$12.30	$11.47	$10.48
Number of accumulation units outstanding at end of period	18,195	19,025	16,224	15,977	15,987	18,332	15,414	16,918
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$19.17	$18.09	$15.98	$12.24	$10.40	$10.33
Value at end of period	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	4,955	2,054	2,410	376	377	377
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.60	$17.43	$15.89	$12.18	$10.66	$10.33	$8.69	$7.37
Value at end of period	$18.83	$16.60	$17.43	$15.89	$12.18	$10.66	$10.33	$8.69
Number of accumulation units outstanding at end of period	39,904	35,730	32,476	34,158	34,403	36,142	66,038	81,775
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$20.58	$20.54	$18.94	$15.75
Value at end of period	$22.00	$20.58	$20.54	$18.94
Number of accumulation units outstanding at end of period	83	0	548	273
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$18.39	$18.60	$17.52	$12.76	$11.18	$11.51	$9.28	$7.29
Value at end of period	$22.81	$18.39	$18.60	$17.52	$12.76	$11.18	$11.51	$9.28
Number of accumulation units outstanding at end of period	5,300	5,259	4,654	4,256	8,297	7,609	5,869	1,292
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.05	$14.11	$13.41	$11.57	$10.24	$10.60	$9.35	$8.02
Value at end of period	$14.83	$14.05	$14.11	$13.41	$11.57	$10.24	$10.60	$9.35
Number of accumulation units outstanding at end of period	41,941	37,611	33,036	27,744	23,736	20,169	14,820	17,410

CFI 2

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.42	$14.54	$13.81	$11.51	$10.04	$10.56	$9.25	$7.84
Value at end of period	$15.26	$14.42	$14.54	$13.81	$11.51	$10.04	$10.56	$9.25
Number of accumulation units outstanding at end of period	25,285	22,268	19,853	17,280	16,048	9,374	6,195	4,108
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.47	$14.66	$13.87	$11.27	$9.80	$10.36	$9.03	$7.63
Value at end of period	$15.34	$14.47	$14.66	$13.87	$11.27	$9.80	$10.36	$9.03
Number of accumulation units outstanding at end of period	1,504	875	0	0	0	15,045	11,315	7,815
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.61	$13.85
Value at end of period	$14.17	$13.61
Number of accumulation units outstanding at end of period	19,004	19,006
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2013)
Value at beginning of period	$14.52	$14.60	$13.74	$12.49
Value at end of period	$15.29	$14.52	$14.60	$13.74
Number of accumulation units outstanding at end of period	1,318	2,885	2,292	671
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$14.65	$14.87	$14.01	$11.48	$10.02	$10.36	$9.19	$7.36
Value at end of period	$15.61	$14.65	$14.87	$14.01	$11.48	$10.02	$10.36	$9.19
Number of accumulation units outstanding at end of period	5,758	5,757	5,350	1,871	2,240	1,597	98	6,048
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.56	$14.70	$13.83	$11.90	$10.51	$10.61	$9.50	$7.82
Value at end of period	$15.48	$14.56	$14.70	$13.83	$11.90	$10.51	$10.61	$9.50
Number of accumulation units outstanding at end of period	26,936	19,352	41,516	15,018	12,745	9,656	5,931	2,359
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.90	$21.34	$19.04	$14.55	$12.55	$13.00	$10.69	$8.53
Value at end of period	$25.84	$20.90	$21.34	$19.04	$14.55	$12.55	$13.00	$10.69
Number of accumulation units outstanding at end of period	27,539	51,975	50,310	46,110	42,606	38,075	31,399	15,932
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.86	$17.27	$15.91	$12.77	$11.37	$11.53	$10.30	$8.71
Value at end of period	$19.36	$16.86	$17.27	$15.91	$12.77	$11.37	$11.53	$10.30
Number of accumulation units outstanding at end of period	28,229	45,100	43,548	39,969	37,980	36,539	34,284	39,657
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.44	$21.15	$18.46	$14.08	$11.77	$11.60	$9.47	$7.78
Value at end of period	$23.36	$20.44	$21.15	$18.46	$14.08	$11.77	$11.60	$9.47
Number of accumulation units outstanding at end of period	31,774	28,114	26,638	24,592	22,161	19,488	22,108	47,892
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.82	$16.21	$15.90	$12.55	$10.35	$11.30	$9.77	$8.01
Value at end of period	$16.80	$16.82	$16.21	$15.90	$12.55	$10.35	$11.30	$9.77
Number of accumulation units outstanding at end of period	49,633	47,942	45,422	44,638	50,467	50,294	53,593	54,500

CFI 3

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.04	$19.72	$17.69	$13.13	$11.35	$11.83	$9.24	$7.64
Value at end of period	$21.46	$20.04	$19.72	$17.69	$13.13	$11.35	$11.83	$9.24
Number of accumulation units outstanding at end of period	10,515	12,043	10,752	9,636	20,341	12,096	11,409	8,754
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$21.44	$19.42	$17.93	$12.92	$10.90	$11.06	$9.50	$7.79
Value at end of period	$21.69	$21.44	$19.42	$17.93	$12.92	$10.90	$11.06	$9.50
Number of accumulation units outstanding at end of period	29,112	30,768	31,818	30,165	31,952	26,484	29,164	21,060
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.11	$11.53	$12.39	$10.34	$8.73	$9.95	$9.17	$7.64
Value at end of period	$11.27	$11.11	$11.53	$12.39	$10.34	$8.73	$9.95	$9.17
Number of accumulation units outstanding at end of period	15,736	15,189	13,704	12,225	10,647	9,109	8,167	7,591

		TABLE 2
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.64	$15.07	$13.85	$11.82	$10.77	$10.37	$9.31	$7.49	$9.94
Value at end of period	$15.68	$14.64	$15.07	$13.85	$11.82	$10.77	$10.37	$9.31	$7.49
Number of accumulation units outstanding at end of period	208	208	208	208	196	182	168	151	131
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.56	$10.11
Value at end of period	$10.90	$9.56
Number of accumulation units outstanding at end of period	4,044	1,318
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.53	$17.53	$15.77	$12.10	$10.46	$10.81	$9.29	$6.89	$9.89
Value at end of period	$18.80	$17.53	$17.53	$15.77	$12.10	$10.46	$10.81	$9.29	$6.89
Number of accumulation units outstanding at end of period	42,651	51,967	51,875	50,293	48,878	54,910	56,322	61,425	59,360
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.56	$16.31	$15.11	$11.88	$10.19	$10.17	$8.89	$6.88	$9.78
Value at end of period	$18.23	$15.56	$16.31	$15.11	$11.88	$10.19	$10.17	$8.89	$6.88
Number of accumulation units outstanding at end of period	11,816	10,683	11,761	15,620	15,397	17,647	18,672	22,350	21,846
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.79	$16.72	$15.13	$11.17	$9.81	$9.86	$8.00	$6.28	$9.97
Value at end of period	$17.81	$17.79	$16.72	$15.13	$11.17	$9.81	$9.86	$8.00	$6.28
Number of accumulation units outstanding at end of period	12,727	12,197	11,680	11,481	10,492	7,187	14,906	18,622	17,678

CFI 4

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.17	$10.85	$11.89	$9.18	$7.65	$9.31	$8.28	$6.59	$9.88
Value at end of period	$10.53	$11.17	$10.85	$11.89	$9.18	$7.65	$9.31	$8.28	$6.59
Number of accumulation units outstanding at end of period	19,261	17,854	16,432	8,898	7,404	7,652	5,344	7,075	5,900
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.05	$17.45	$17.47	$12.92	$10.99	$11.50	$9.03	$7.04	$9.91
Value at end of period	$20.75	$16.05	$17.45	$17.47	$12.92	$10.99	$11.50	$9.03	$7.04
Number of accumulation units outstanding at end of period	5,029	4,952	7,849	8,968	6,953	8,282	8,320	7,168	6,396
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.38	$54.06	$50.21	$36.08	$37.18
Value at end of period	$57.25	$56.38	$54.06	$50.21	$36.08
Number of accumulation units outstanding at end of period	496	380	103	41	38
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.07	$16.10	$15.00	$11.68	$10.33	$10.41	$9.57	$7.51	$9.88
Value at end of period	$16.50	$15.07	$16.10	$15.00	$11.68	$10.33	$10.41	$9.57	$7.51
Number of accumulation units outstanding at end of period	1,738	1,685	2,314	2,962	2,483	1,405	1,393	1,851	1,635
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.77	$17.55	$15.85	$12.25	$10.77	$11.30	$9.07	$7.21	$9.87
Value at end of period	$19.39	$16.77	$17.55	$15.85	$12.25	$10.77	$11.30	$9.07	$7.21
Number of accumulation units outstanding at end of period	9,209	9,026	10,109	9,415	8,880	9,486	9,761	9,116	9,078
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.95	$20.28	$18.24	$13.03	$11.12	$11.45	$9.34	$6.86	$9.95
Value at end of period	$22.21	$18.95	$20.28	$18.24	$13.03	$11.12	$11.45	$9.34	$6.86
Number of accumulation units outstanding at end of period	4,061	10,361	3,409	2,526	2,281	1,799	1,262	785	250
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.08	$12.51	$12.22	$13.55	$12.55	$11.32	$10.54	$8.97	$10.02
Value at end of period	$12.62	$12.08	$12.51	$12.22	$13.55	$12.55	$11.32	$10.54	$8.97
Number of accumulation units outstanding at end of period	5,082	6,000	5,941	6,698	11,695	12,669	7,689	4,913	1,899
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$6.07	$7.22	$8.32	$8.54	$7.68	$10.10	$8.78	$5.06	$9.90
Value at end of period	$6.41	$6.07	$7.22	$8.32	$8.54	$7.68	$10.10	$8.78	$5.06
Number of accumulation units outstanding at end of period	9,771	10,047	10,846	7,955	6,874	6,907	5,641	4,066	1,893
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.89	$15.61	$15.70	$14.11	$12.25	$12.54	$10.70	$6.71	$9.97
Value at end of period	$16.89	$14.89	$15.61	$15.70	$14.11	$12.25	$12.54	$10.70	$6.71
Number of accumulation units outstanding at end of period	3,743	3,501	3,341	1,851	1,491	1,452	621	633	521
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.12	$14.48	$13.73	$11.85	$10.50	$10.72	$9.46	$7.99	$9.94
Value at end of period	$15.11	$14.12	$14.48	$13.73	$11.85	$10.50	$10.72	$9.46	$7.99
Number of accumulation units outstanding at end of period	9,474	9,161	19,027	28,138	27,826	28,282	27,971	42,036	41,357

CFI 5

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$8.03	$9.83
Value at end of period	$8.81	$8.03
Number of accumulation units outstanding at end of period	216	105
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.53	$12.13	$12.17	$12.76	$11.91	$11.57	$10.05	$8.33	$10.00
Value at end of period	$12.17	$11.53	$12.13	$12.17	$12.76	$11.91	$11.57	$10.05	$8.33
Number of accumulation units outstanding at end of period	16,933	19,436	20,202	16,287	16,799	13,531	10,311	7,877	8,125
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.38	$10.03
Value at end of period	$9.88	$9.38
Number of accumulation units outstanding at end of period	13,495	15,371
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.64	$9.71	$9.77	$9.84	$9.91	$9.97	$10.02	$10.06	$10.00
Value at end of period	$9.59	$9.64	$9.71	$9.77	$9.84	$9.91	$9.97	$10.02	$10.06
Number of accumulation units outstanding at end of period	6,089	6,321	3,612	10,728	5,110	6,436	6,810	12,722	26,372
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.63	$16.99	$15.46	$11.91	$10.36	$10.46	$9.23	$7.14	$9.86
Value at end of period	$18.13	$16.63	$16.99	$15.46	$11.91	$10.36	$10.46	$9.23	$7.14
Number of accumulation units outstanding at end of period	77,202	99,154	99,244	111,478	98,753	101,211	108,694	121,550	129,791
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.21	$16.66	$16.58	$15.81	$13.96	$13.47	$11.87	$8.00	$9.97
Value at end of period	$18.45	$16.21	$16.66	$16.58	$15.81	$13.96	$13.47	$11.87	$8.00
Number of accumulation units outstanding at end of period	5,290	2,258	2,751	2,120	2,216	3,598	825	169	1,932
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.43	$17.41	$15.40	$11.66	$10.26	$10.34	$9.14	$7.47	$9.88
Value at end of period	$19.09	$17.43	$17.41	$15.40	$11.66	$10.26	$10.34	$9.14	$7.47
Number of accumulation units outstanding at end of period	16,902	14,404	14,157	14,771	14,102	14,681	17,489	19,228	28,884
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.65	$18.10	$16.64	$12.45	$10.65	$10.85	$8.96	$6.85	$9.94
Value at end of period	$20.71	$17.65	$18.10	$16.64	$12.45	$10.65	$10.85	$8.96	$6.85
Number of accumulation units outstanding at end of period	5,726	5,633	5,591	6,122	6,451	12,137	11,506	11,468	11,018
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.28	$17.98	$17.17	$12.12	$10.86	$11.02	$9.03	$7.28	$9.93
Value at end of period	$21.85	$17.28	$17.98	$17.17	$12.12	$10.86	$11.02	$9.03	$7.28
Number of accumulation units outstanding at end of period	5,697	5,296	5,473	5,675	5,601	7,027	6,663	7,444	7,501
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.81	$13.83	$13.05	$13.16	$12.12	$11.35	$10.40	$9.39	$10.02
Value at end of period	$14.31	$13.81	$13.83	$13.05	$13.16	$12.12	$11.35	$10.40	$9.39
Number of accumulation units outstanding at end of period	36,663	33,703	20,067	10,217	15,453	11,680	10,297	11,346	13,618

CFI 6

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.37	$10.54	$11.28	$9.36	$7.94	$9.10	$8.50	$7.80
Value at end of period	$10.39	$10.37	$10.54	$11.28	$9.36	$7.94	$9.10	$8.50
Number of accumulation units outstanding at end of period	1,598	9,253	8,774	8,756	8,723	8,695	4,572	3,356
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.83	$17.83	$15.80	$12.15	$10.36	$10.32
Value at end of period	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	22,970	37,117	40,434	21,415	24,041	21,060
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.12	$16.99	$15.55	$11.96	$10.50	$10.22	$8.62	$7.70	$9.87
Value at end of period	$18.24	$16.12	$16.99	$15.55	$11.96	$10.50	$10.22	$8.62	$7.70
Number of accumulation units outstanding at end of period	20,317	23,870	25,325	18,337	10,247	10,089	4,825	5,260	3,848
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.99	$20.03	$18.53	$14.14	$12.47	$12.62	$9.75	$6.94	$9.99
Value at end of period	$21.30	$19.99	$20.03	$18.53	$14.14	$12.47	$12.62	$9.75	$6.94
Number of accumulation units outstanding at end of period	6,864	7,276	5,939	8,006	6,703	3,226	2,053	2,806	2,555
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09	$12.10
Value at end of period	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09
Number of accumulation units outstanding at end of period	120	288	485	197	150	111	65
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.66	$17.42	$15.54	$11.85	$10.32	$10.14	$9.10	$7.72
Value at end of period	$19.46	$17.66	$17.42	$15.54	$11.85	$10.32	$10.14	$9.10
Number of accumulation units outstanding at end of period	5,609	2,690	2,188	1,437	1,076	0	2,086	1,880
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$10.45	$10.90	$10.59
Value at end of period	$12.00	$10.45	$10.90
Number of accumulation units outstanding at end of period	1,165	1,007	862
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$26.07	$26.47	$23.99	$19.35
Value at end of period	$27.66	$26.07	$26.47	$23.99
Number of accumulation units outstanding at end of period	1,441	1,309	1,241	4
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$18.52	$19.19	$17.15	$15.23
Value at end of period	$20.86	$18.52	$19.19	$17.15
Number of accumulation units outstanding at end of period	399	950	686	418
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.45	$19.76	$18.84	$13.65	$11.93	$11.91	$9.07	$6.97	$9.96
Value at end of period	$21.90	$19.45	$19.76	$18.84	$13.65	$11.93	$11.91	$9.07	$6.97
Number of accumulation units outstanding at end of period	3,120	3,695	1,073	667	668	533	218	196	169

CFI 7

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$17.86	$18.13	$17.14	$12.53	$11.02	$11.38	$9.21	$7.27	$9.96
Value at end of period	$22.08	$17.86	$18.13	$17.14	$12.53	$11.02	$11.38	$9.21	$7.27
Number of accumulation units outstanding at end of period	8,551	15,444	13,667	15,654	15,994	18,095	18,692	18,412	17,943
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.65	$13.76	$13.13	$11.36	$10.09	$10.48	$9.28	$7.43	$9.90
Value at end of period	$14.36	$13.65	$13.76	$13.13	$11.36	$10.09	$10.48	$9.28	$7.43
Number of accumulation units outstanding at end of period	46,893	57,461	68,400	62,777	57,692	64,956	74,277	83,980	91,702
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.01	$14.18	$13.51	$11.30	$9.89	$10.44	$9.18	$7.20	$9.90
Value at end of period	$14.78	$14.01	$14.18	$13.51	$11.30	$9.89	$10.44	$9.18	$7.20
Number of accumulation units outstanding at end of period	176,878	201,336	197,530	189,906	175,400	171,450	159,973	120,313	92,143
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.06	$14.30	$13.57	$11.07	$9.65	$10.25	$8.96	$6.95	$9.88
Value at end of period	$14.86	$14.06	$14.30	$13.57	$11.07	$9.65	$10.25	$8.96	$6.95
Number of accumulation units outstanding at end of period	167,520	155,213	137,844	125,005	105,195	84,891	44,248	39,095	31,225
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.22	$13.30	$12.67	$11.92	$10.94	$10.98	$10.09	$8.67	$9.96
Value at end of period	$13.72	$13.22	$13.30	$12.67	$11.92	$10.94	$10.98	$10.09	$8.67
Number of accumulation units outstanding at end of period	14,097	13,899	3,641	11,565	12,209	15,335	16,626	17,770	20,073
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.11	$14.24	$13.45	$12.08	$10.83	$10.71	$9.71	$8.30	$9.96
Value at end of period	$14.81	$14.11	$14.24	$13.45	$12.08	$10.83	$10.71	$9.71	$8.30
Number of accumulation units outstanding at end of period	597	646	647	647	647	648	1,091	1,040	978
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.23	$14.50	$13.70	$11.27	$9.87	$10.24	$9.12	$7.34	$9.90
Value at end of period	$15.11	$14.23	$14.50	$13.70	$11.27	$9.87	$10.24	$9.12	$7.34
Number of accumulation units outstanding at end of period	15,377	17,891	15,706	14,717	13,808	13,507	13,181	28,573	43,261
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.15	$14.33	$13.53	$11.68	$10.36	$10.49	$9.43	$7.79	$9.93
Value at end of period	$14.99	$14.15	$14.33	$13.53	$11.68	$10.36	$10.49	$9.43	$7.79
Number of accumulation units outstanding at end of period	664	514	1,007	1,438	2,043	2,024	2,025	2,027	2,030
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2009)
Value at beginning of period	$12.80	$12.86	$12.25	$12.66	$12.28	$11.53	$10.94	$10.29
Value at end of period	$13.01	$12.80	$12.86	$12.25	$12.66	$12.28	$11.53	$10.94
Number of accumulation units outstanding at end of period	1,065	932	907	898	966	1,063	1,054	977
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.31	$20.81	$18.63	$14.28	$12.36	$13.09
Value at end of period	$25.02	$20.31	$20.81	$18.63	$14.28	$12.36
Number of accumulation units outstanding at end of period	622	569	1,218	550	539	525

CFI 8

	Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.05	$20.20	$19.50	$14.14	$11.90	$11.72	$9.33	$6.95	$9.88
Value at end of period	$19.93	$19.05	$20.20	$19.50	$14.14	$11.90	$11.72	$9.33	$6.95
Number of accumulation units outstanding at end of period	5,083	6,288	5,824	7,271	5,490	5,585	5,835	3,589	2,759
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.91	$14.21	$12.54	$12.15	$9.70	$10.30	$8.79
Value at end of period	$13.93	$13.91	$14.21	$12.54	$12.15	$9.70	$10.30
Number of accumulation units outstanding at end of period	3	3	4	1,867	1,590	200	111
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.38	$17.98	$13.94	$13.76	$11.99	$11.03	$8.68	$6.43	$9.97
Value at end of period	$19.03	$18.38	$17.98	$13.94	$13.76	$11.99	$11.03	$8.68	$6.43
Number of accumulation units outstanding at end of period	3,254	3,383	4,404	4,548	3,348	2,083	922	581	413
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.76	$16.39	$14.63	$10.93	$9.81	$10.36	$9.31	$7.12	$9.80
Value at end of period	$18.04	$16.76	$16.39	$14.63	$10.93	$9.81	$10.36	$9.31	$7.12
Number of accumulation units outstanding at end of period	828	2,317	4,214	1,907	1,669	3,287	3,698	1,350	2,729
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$16.80	$17.43	$16.82	$13.02
Value at end of period	$20.64	$16.80	$17.43	$16.82
Number of accumulation units outstanding at end of period	203	175	145	117
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$16.48	$16.88	$16.03	$11.87	$10.43	$11.79	$9.25	$6.62
Value at end of period	$18.30	$16.48	$16.88	$16.03	$11.87	$10.43	$11.79	$9.25
Number of accumulation units outstanding at end of period	1,674	2,528	2,386	4,169	4,025	3,983	4,012	2,345
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.79	$17.99	$16.60	$12.38	$10.51	$10.81	$9.45	$7.41	$9.73
Value at end of period	$19.65	$16.79	$17.99	$16.60	$12.38	$10.51	$10.81	$9.45	$7.41
Number of accumulation units outstanding at end of period	6,413	5,886	8,720	5,889	5,118	3,771	4,215	3,271	820
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.38	$16.84	$15.56	$12.54	$11.20	$11.40	$10.22	$8.39	$9.90
Value at end of period	$18.75	$16.38	$16.84	$15.56	$12.54	$11.20	$11.40	$10.22	$8.39
Number of accumulation units outstanding at end of period	6,251	4,699	5,087	2,451	4,182	4,895	4,565	4,096	3,627
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.58	$17.20	$15.73	$11.83	$10.40	$10.70	$9.58	$7.78	$9.84
Value at end of period	$19.74	$16.58	$17.20	$15.73	$11.83	$10.40	$10.70	$9.58	$7.78
Number of accumulation units outstanding at end of period	5,066	5,732	7,346	4,222	1,849	1,713	2,165	1,580	1,259
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.00	$10.77	$10.74	$11.48	$9.70	$11.96	$10.01	$5.87	$9.87
Value at end of period	$10.10	$9.00	$10.77	$10.74	$11.48	$9.70	$11.96	$10.01	$5.87
Number of accumulation units outstanding at end of period	16,748	16,349	16,076	15,465	17,443	14,848	8,200	3,386	1,018

CFI 9

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.86	$20.62	$18.06	$13.83	$11.60	$11.47	$9.40	$7.53	$9.89
Value at end of period	$22.62	$19.86	$20.62	$18.06	$13.83	$11.60	$11.47	$9.40	$7.53
Number of accumulation units outstanding at end of period	4,836	5,250	5,326	4,872	4,821	4,029	3,478	4,215	2,770
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.22	$20.09	$18.67	$13.53	$11.48	$11.72	$9.31	$7.37	$9.96
Value at end of period	$23.20	$19.22	$20.09	$18.67	$13.53	$11.48	$11.72	$9.31	$7.37
Number of accumulation units outstanding at end of period	3,111	3,439	3,045	2,466	224	209	209	173	138
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.34	$15.80	$15.55	$12.32	$10.20	$11.18	$9.70	$7.00	$9.89
Value at end of period	$16.26	$16.34	$15.80	$15.55	$12.32	$10.20	$11.18	$9.70	$7.00
Number of accumulation units outstanding at end of period	38,673	59,218	58,095	67,619	65,174	65,488	65,368	67,823	66,469
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.06	$18.01	$18.08	$16.21	$14.04	$14.24	$12.51
Value at end of period	$19.36	$17.06	$18.01	$18.08	$16.21	$14.04	$14.24
Number of accumulation units outstanding at end of period	3,436	4,038	4,075	4,856	4,525	3,479	176
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.66	$17.86	$16.04	$13.22	$11.62	$11.38	$10.05	$7.59	$9.89
Value at end of period	$20.02	$18.66	$17.86	$16.04	$13.22	$11.62	$11.38	$10.05	$7.59
Number of accumulation units outstanding at end of period	2,673	6,697	5,162	2,980	6,089	2,585	1,203	1,026	4,001
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$19.48	$19.22	$17.31	$12.90	$11.18	$11.70	$9.16	$6.30	$9.94
Value at end of period	$20.77	$19.48	$19.22	$17.31	$12.90	$11.18	$11.70	$9.16	$6.30
Number of accumulation units outstanding at end of period	35,840	39,964	37,207	36,240	35,465	34,166	44,063	42,804	53,278
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.50	$16.76	$15.71	$12.19	$10.48	$10.64	$9.33	$7.74
Value at end of period	$18.28	$15.50	$16.76	$15.71	$12.19	$10.48	$10.64	$9.33
Number of accumulation units outstanding at end of period	5,570	3,526	5,378	9,767	6,430	5,265	3,281	418
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$20.83	$18.93	$17.54	$12.68	$10.74	$10.93	$9.42	$6.64	$9.97
Value at end of period	$21.00	$20.83	$18.93	$17.54	$12.68	$10.74	$10.93	$9.42	$6.64
Number of accumulation units outstanding at end of period	10,293	23,650	18,798	24,373	23,926	22,317	23,352	25,536	23,781
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.47	$10.64	$10.84	$9.54	$8.09	$9.30	$8.23	$6.02	$9.92
Value at end of period	$10.59	$10.47	$10.64	$10.84	$9.54	$8.09	$9.30	$8.23	$6.02
Number of accumulation units outstanding at end of period	1,190	5,726	5,640	2,883	3,058	2,464	3,054	2,127	127
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.79	$11.25	$12.12	$10.15	$8.60	$9.84	$9.10	$6.93	$9.80
Value at end of period	$10.92	$10.79	$11.25	$12.12	$10.15	$8.60	$9.84	$9.10	$6.93
Number of accumulation units outstanding at end of period	16,664	13,714	14,562	16,401	15,380	10,713	10,580	10,811	10,721

CFI 10

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008
WANGER INTERNATIONAL
(Funds were first received in this option during July 2008)
Value at beginning of period	$13.63	$13.71	$14.44	$11.89	$9.85	$11.61	$9.36	$6.29	$9.89
Value at end of period	$13.34	$13.63	$13.71	$14.44	$11.89	$9.85	$11.61	$9.36	$6.29
Number of accumulation units outstanding at end of period	2,567	2,134	5,117	4,454	3,082	2,694	2,193	1,271	423
WANGER SELECT
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.57	$15.64	$15.27	$11.43	$9.72	$11.89	$9.46	$5.73	$9.90
Value at end of period	$17.53	$15.57	$15.64	$15.27	$11.43	$9.72	$11.89	$9.46	$5.73
Number of accumulation units outstanding at end of period	995	992	4,377	2,745	2,520	2,472	2,118	1,079	804
WANGER USA
(Funds were first received in this option during July 2008)
Value at beginning of period	$18.04	$18.28	$17.56	$13.22	$11.10	$11.58	$9.45	$6.69	$9.87
Value at end of period	$20.36	$18.04	$18.28	$17.56	$13.22	$11.10	$11.58	$9.45	$6.69
Number of accumulation units outstanding at end of period	3,612	3,773	2,956	3,899	4,193	1,683	1,209	793	250

TABLE 3
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN FUNDS INSURANCE SERIES® - GROWTH-INCOME FUND (CLASS 2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$22.71	$22.56	$20.54	$15.50	$13.30	$14.38
Value at end of period	$25.14	$22.71	$22.56	$20.54	$15.50	$13.30
Number of accumulation units outstanding at end of period	0	0	0	4,671	358	129
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUNDSM (CLASS 2)
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.41	$16.26	$16.83	$13.94	$11.91	$13.95	$12.81
Value at end of period	$15.84	$15.41	$16.26	$16.83	$13.94	$11.91	$13.95
Number of accumulation units outstanding at end of period	0	0	0	1,294	617	189	290
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.84	$35.89	$33.00	$28.17	$25.68	$24.75	$22.24	$17.89	$26.24	$25.73
Value at end of period	$37.30	$34.84	$35.89	$33.00	$28.17	$25.68	$24.75	$22.24	$17.89	$26.24
Number of accumulation units outstanding at end of period	18,678	2,961	3,787	9,028	13,140	18,061	16,307	25,301	24,307	23,684
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$56.91	$56.95	$51.26	$39.34	$34.05	$35.19	$30.25	$22.46	$39.36	$33.72
Value at end of period	$61.00	$56.91	$56.95	$51.26	$39.34	$34.05	$35.19	$30.25	$22.46	$39.36
Number of accumulation units outstanding at end of period	129,161	192,019	200,887	289,853	599,501	669,377	752,482	799,498	951,230	997,528
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$36.18	$37.96	$35.17	$27.65	$23.75	$23.70	$20.74	$16.05	$28.19	$27.98
Value at end of period	$42.38	$36.18	$37.96	$35.17	$27.65	$23.75	$23.70	$20.74	$16.05	$28.19
Number of accumulation units outstanding at end of period	46,255	84,517	86,525	106,761	284,914	329,310	393,276	444,585	522,946	640,939
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.34	$35.11	$31.78	$23.48	$20.63	$20.74	$16.83	$13.22	$25.21	$20.01
Value at end of period	$37.36	$37.34	$35.11	$31.78	$23.48	$20.63	$20.74	$16.83	$13.22	$25.21
Number of accumulation units outstanding at end of period	42,458	71,928	77,217	91,764	240,743	273,740	290,253	322,942	410,859	447,540

CFI 11

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.97	$23.30	$25.54	$19.73	$16.46	$20.02	$17.84	$14.20	$25.46	$21.87
Value at end of period	$22.58	$23.97	$23.30	$25.54	$19.73	$16.46	$20.02	$17.84	$14.20	$25.46
Number of accumulation units outstanding at end of period	18,423	18,381	17,804	18,354	108,738	132,292	158,654	202,521	216,495	253,515
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17	$18.76
Value at end of period	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49	$12.08	$18.17
Number of accumulation units outstanding at end of period	30,828	25,750	35,974	58,885	82,470	105,950	123,200	165,405	171,052	176,731
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	4,828	4,828	4,828	9,111	15,747
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10	$10.35
Value at end of period	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80	$7.70	$11.10
Number of accumulation units outstanding at end of period	6,651	7,217	10,857	23,447	47,884	69,984	70,510	60,544	54,586	83,135
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26	$15.29
Value at end of period	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55	$9.19	$15.26
Number of accumulation units outstanding at end of period	9,894	8,413	9,099	20,387	57,406	75,290	98,967	111,302	145,109	177,198
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17	$13.43
Value at end of period	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06	$8.12	$13.17
Number of accumulation units outstanding at end of period	19,847	19,983	19,821	23,736	37,590	34,671	51,040	41,146	40,404	41,208
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04	$10.97
Value at end of period	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04	$11.10	$12.04
Number of accumulation units outstanding at end of period	43,515	45,927	71,648	105,332	457,803	432,995	434,118	603,610	463,820	359,001
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.33	$7.54	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77	$10.25
Value at end of period	$6.68	$6.33	$7.54	$8.68	$8.93	$8.03	$10.56	$9.18	$5.30	$12.77
Number of accumulation units outstanding at end of period	4,752	23,360	16,405	67,458	136,580	76,838	347,364	228,958	136,806	154,110
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23	$11.64
Value at end of period	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48	$7.84	$12.23
Number of accumulation units outstanding at end of period	1,006	5,108	8,621	9,756	16,835	12,456	21,636	28,793	24,501	85,813
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$39.94	$41.00	$38.89	$33.57	$29.76	$30.39	$26.83	$22.67	$31.77	$30.32
Value at end of period	$42.74	$39.94	$41.00	$38.89	$33.57	$29.76	$30.39	$26.83	$22.67	$31.77
Number of accumulation units outstanding at end of period	26,612	39,304	48,504	63,400	261,914	285,191	313,194	329,103	401,642	571,174
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.51	$14.23	$14.27	$14.98	$13.99	$13.59	$11.82	$9.79	$11.68	$10.82
Value at end of period	$14.26	$13.51	$14.23	$14.27	$14.98	$13.99	$13.59	$11.82	$9.79	$11.68
Number of accumulation units outstanding at end of period	45,961	49,263	62,400	121,288	285,888	378,789	416,414	391,756	474,155	570,667
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.38	$10.02
Value at end of period	$9.87	$9.38
Number of accumulation units outstanding at end of period	33,359	45,130

CFI 12

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.68	$15.80	$15.92	$16.03	$16.15	$16.27	$16.35	$16.42	$16.11	$15.44
Value at end of period	$15.59	$15.68	$15.80	$15.92	$16.03	$16.15	$16.27	$16.35	$16.42	$16.11
Number of accumulation units outstanding at end of period	103,089	170,795	168,071	103,642	502,721	662,252	593,087	891,666	1,593,208	1,597,815
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$39.37	$40.24	$36.62	$28.24	$24.57	$24.83	$21.91	$16.95	$27.39	$25.69
Value at end of period	$42.90	$39.37	$40.24	$36.62	$28.24	$24.57	$24.83	$21.91	$16.95	$27.39
Number of accumulation units outstanding at end of period	613,808	677,021	787,038	849,857	1,674,674	1,982,828	2,190,981	2,430,699	3,039,549	3,547,040
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61	$11.37
Value at end of period	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24	$8.93	$11.61
Number of accumulation units outstanding at end of period	17,019	28,042	43,523	63,891	117,172	111,941	114,611	156,647	59,201	63,539
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.72	$34.69	$30.70	$23.27	$20.48	$20.66	$18.26	$14.93	$23.96	$22.99
Value at end of period	$38.01	$34.72	$34.69	$30.70	$23.27	$20.48	$20.66	$18.26	$14.93	$23.96
Number of accumulation units outstanding at end of period	90,531	105,115	121,517	184,740	397,742	462,228	514,030	624,514	726,462	843,205
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.78	$39.78	$36.59	$27.39	$23.45	$23.90	$19.75	$15.11	$24.38	$23.29
Value at end of period	$45.47	$38.78	$39.78	$36.59	$27.39	$23.45	$23.90	$19.75	$15.11	$24.38
Number of accumulation units outstanding at end of period	35,927	42,482	48,896	79,262	294,516	316,940	346,852	396,879	444,441	511,880
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.61	$27.70	$26.47	$18.69	$16.75	$17.00	$13.95	$11.25	$17.07	$18.34
Value at end of period	$33.62	$26.61	$27.70	$26.47	$18.69	$16.75	$17.00	$13.95	$11.25	$17.07
Number of accumulation units outstanding at end of period	22,129	28,404	35,472	50,137	127,560	153,338	178,311	203,558	236,948	291,054
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$29.31	$29.36	$27.73	$27.97	$25.76	$24.13	$22.14	$19.99	$22.01	$20.91
Value at end of period	$30.35	$29.31	$29.36	$27.73	$27.97	$25.76	$24.13	$22.14	$19.99	$22.01
Number of accumulation units outstanding at end of period	164,787	196,426	203,553	210,958	412,751	443,086	588,933	669,888	922,894	1,009,896
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94	$9.98
Value at end of period	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53	$5.94
Number of accumulation units outstanding at end of period	61,782	51,188	36,738	69,420	193,560	169,945	164,291	264,084	34,636
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	107,301	126,041	140,171	104,168	223,326	266,700
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19	$9.40
Value at end of period	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13	$6.37	$9.19
Number of accumulation units outstanding at end of period	150,016	169,025	212,549	193,893	357,422	358,080	235,951	226,770	402,658	438,108
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30	$12.26
Value at end of period	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30	$9.47	$15.30
Number of accumulation units outstanding at end of period	23,935	28,548	35,453	70,324	61,143	74,674	84,721	27,425	40,315	46,632
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$16.02	$16.20	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32	$10.83
Value at end of period	$17.30	$16.02	$16.20	$14.16	$10.91	$9.95	$10.48	$9.09	$7.36	$11.32
Number of accumulation units outstanding at end of period	761	2,376	2,809	5,739	12,569	15,314	28,539	19,958	19,482	42,778

CFI 13

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58	$10.71
Value at end of period	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58
Number of accumulation units outstanding at end of period	38,927	39,031	39,008	33,951	42,242	28,094	5,023	8,263
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65	$8.98
Value at end of period	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16	$6.65
Number of accumulation units outstanding at end of period	14,452	23,362	17,225	25,240	83,101	59,256	202,137	219,742	96,189
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86	$11.42
Value at end of period	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Number of accumulation units outstanding at end of period	24,874	28,482	29,856	30,738	38,177	30,613	17,357	1,978
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93	$9.07
Value at end of period	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25	$5.93
Number of accumulation units outstanding at end of period	9,484	13,448	9,396	22,595	42,374	35,053	10,172	16,385	4,932
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97	$10.00
Value at end of period	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76	$6.97
Number of accumulation units outstanding at end of period	5,413	5,476	10,149	15,658	44,512	42,269	22,185	12,920	5,072
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98	$9.13
Value at end of period	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44	$6.49	$9.98
Number of accumulation units outstanding at end of period	3,175	5,347	5,381	28,188	40,737	43,514	59,137	23,568	31,738	26,639
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$51.49	$52.29	$49.45	$36.16	$31.82	$32.87	$26.63	$21.03	$30.74	$29.24
Value at end of period	$63.62	$51.49	$52.29	$49.45	$36.16	$31.82	$32.87	$26.63	$21.03	$30.74
Number of accumulation units outstanding at end of period	18,813	18,368	21,091	41,912	83,349	83,517	89,437	104,933	122,457	143,123
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70	$12.23
Value at end of period	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41	$8.34	$12.70
Number of accumulation units outstanding at end of period	14,751	15,838	11,648	11,645	117,022	98,107	103,407	95,650	79,098	124,041
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15	$12.58
Value at end of period	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47	$8.22	$13.15
Number of accumulation units outstanding at end of period	27,971	23,885	0	28,859	160,783	125,547	112,511	109,326	62,190	50,319
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56	$12.92
Value at end of period	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44	$8.10	$13.56
Number of accumulation units outstanding at end of period	1,244	1,244	2,304	31,069	33,701	23,196	19,721	64,572	59,615	69,815
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51	$11.02
Value at end of period	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07	$9.52	$11.51
Number of accumulation units outstanding at end of period	50,169	56,885	51,920	58,817	80,371	75,396	56,707	111,465	123,431	85,586

CFI 14

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$26.24	$26.50	$25.04	$22.50	$20.19	$19.98	$18.12	$15.49	$20.42	$19.45
Value at end of period	$27.53	$26.24	$26.50	$25.04	$22.50	$20.19	$19.98	$18.12	$15.49	$20.42
Number of accumulation units outstanding at end of period	14,840	19,822	19,620	20,619	14,848	21,525	44,516	26,907	25,743	48,084
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.11	$28.66	$27.09	$22.30	$19.54	$20.28	$18.07	$14.54	$22.91	$21.97
Value at end of period	$29.83	$28.11	$28.66	$27.09	$22.30	$19.54	$20.28	$18.07	$14.54	$22.91
Number of accumulation units outstanding at end of period	3,868	20,659	20,252	76,440	110,366	109,349	120,592	116,615	123,173	118,507
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.90	$27.26	$25.74	$22.25	$19.73	$19.99	$17.98	$14.87	$21.55	$20.58
Value at end of period	$28.47	$26.90	$27.26	$25.74	$22.25	$19.73	$19.99	$17.98	$14.87	$21.55
Number of accumulation units outstanding at end of period	18,325	19,189	20,286	49,388	44,135	51,492	39,293	58,434	71,745	47,232
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22	$9.97
Value at end of period	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74	$10.22
Number of accumulation units outstanding at end of period	10,708	14,288	22,724	22,576	35,902	150,323	74,414	47,303	8,792
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53	$16.11
Value at end of period	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24	$11.32	$15.53
Number of accumulation units outstanding at end of period	12,030	7,064	12,298	29,542	39,086	48,787	76,359	58,030	90,747	70,281
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82	$17.87
Value at end of period	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73	$10.97	$18.82
Number of accumulation units outstanding at end of period	13,060	19,387	24,408	41,281	110,232	115,750	107,362	134,657	147,958	158,536
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71	$9.74
Value at end of period	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91	$6.71
Number of accumulation units outstanding at end of period	36,456	38,770	38,077	73,461	115,251	125,811	129,968	154,656	136,535
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07	$12.34
Value at end of period	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29	$6.15	$10.07
Number of accumulation units outstanding at end of period	29,190	30,740	53,194	134,148	178,507	169,796	176,443	153,117	147,200	132,906
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.68	$19.25	$17.20	$12.86	$11.54	$12.20	$10.97	$8.39	$13.92	$13.46
Value at end of period	$21.17	$19.68	$19.25	$17.20	$12.86	$11.54	$12.20	$10.97	$8.39	$13.92
Number of accumulation units outstanding at end of period	15,336	26,355	22,180	36,358	71,795	76,566	85,338	74,855	103,299	94,884
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32	$10.10
Value at end of period	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36	$6.75	$10.32
Number of accumulation units outstanding at end of period	6,607	9,726	6,242	14,564	12,765	16,262	34,190	6,544	5,758	757
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$22.20	$22.74	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97	$13.18
Value at end of period	$24.63	$22.20	$22.74	$21.61	$16.01	$14.07	$15.92	$12.49	$9.04	$14.97
Number of accumulation units outstanding at end of period	24,821	25,249	28,499	57,350	69,418	78,983	90,700	66,006	62,806	57,963
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24	$14.68
Value at end of period	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45	$8.98	$14.24
Number of accumulation units outstanding at end of period	7,155	13,187	15,603	30,971	44,099	50,606	55,406	65,823	120,704	144,572

CFI 15

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.25	$18.78	$17.36	$14.00	$12.51	$12.74	$11.43	$9.38	$12.34	$12.00
Value at end of period	$20.88	$18.25	$18.78	$17.36	$14.00	$12.51	$12.74	$11.43	$9.38	$12.34
Number of accumulation units outstanding at end of period	100,151	122,351	120,445	118,535	293,689	394,180	453,917	517,740	614,577	657,606
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99	$12.76
Value at end of period	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75	$8.74	$12.99
Number of accumulation units outstanding at end of period	12,078	8,648	8,315	9,395	39,501	48,307	52,497	55,299	70,979	74,360
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92	$18.13
Value at end of period	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52	$12.05	$24.92
Number of accumulation units outstanding at end of period	42,556	51,958	49,230	173,676	261,785	238,093	409,681	338,693	297,377	329,486
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98	$17.70
Value at end of period	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90	$11.95	$17.98
Number of accumulation units outstanding at end of period	14,219	13,717	14,036	24,299	37,382	47,476	39,117	46,483	81,613	109,611
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80	$13.12
Value at end of period	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25	$8.90	$12.80
Number of accumulation units outstanding at end of period	2,000	2,023	6,517	10,406	3,409	7,404	18,124	10,393	10,289	10,550
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.99	$19.34	$19.04	$15.09	$12.50	$13.70	$11.90	$8.59	$14.49	$13.70
Value at end of period	$19.88	$19.99	$19.34	$19.04	$15.09	$12.50	$13.70	$11.90	$8.59	$14.49
Number of accumulation units outstanding at end of period	180,752	196,015	192,039	295,852	932,479	1,071,061	1,195,014	1,328,170	1,640,129	1,838,174
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18	$10.61
Value at end of period	$20.80	$18.33	$19.37	$19.44	$17.44	$15.12	$15.34	$12.99	$7.83	$11.18
Number of accumulation units outstanding at end of period	16,613	22,888	24,036	73,258	61,741	61,916	62,136	77,022	18,821	23,809
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93	$12.48
Value at end of period	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31	$9.30	$12.93
Number of accumulation units outstanding at end of period	305,288	301,192	289,820	571,858	573,862	564,443	567,049	622,326	610,141	446,484
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.59	$23.30	$20.99	$15.65	$13.58	$14.20	$11.14	$7.66	$13.58	$12.07
Value at end of period	$25.15	$23.59	$23.30	$20.99	$15.65	$13.58	$14.20	$11.14	$7.66	$13.58
Number of accumulation units outstanding at end of period	78,014	95,559	107,544	147,893	429,622	486,265	499,361	538,382	608,110	631,685
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.79	$24.66	$23.12	$17.96	$15.44	$15.69	$13.75	$11.09	$17.37	$16.98
Value at end of period	$26.87	$22.79	$24.66	$23.12	$17.96	$15.44	$15.69	$13.75	$11.09	$17.37
Number of accumulation units outstanding at end of period	30,788	48,754	51,232	83,259	167,446	182,881	197,442	260,913	190,852	235,323
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$49.50	$45.01	$41.72	$30.18	$25.58	$26.05	$22.46	$15.83	$27.59	$25.30
Value at end of period	$49.87	$49.50	$45.01	$41.72	$30.18	$25.58	$26.05	$22.46	$15.83	$27.59
Number of accumulation units outstanding at end of period	45,432	57,280	59,817	87,774	143,661	161,435	174,884	197,314	236,010	260,428
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37	$15.35
Value at end of period	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57	$9.21	$18.37
Number of accumulation units outstanding at end of period	13,350	13,996	14,591	17,947	41,966	61,479	65,389	98,497	115,130	136,567

CFI 16

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.52	$12.04	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31	$10.20
Value at end of period	$11.62	$11.52	$12.04	$11.00	$9.21	$7.81	$8.94	$8.27	$6.31
Number of accumulation units outstanding at end of period	0	0	0	191,263	480,484	314,159	325,901	408,574	431,716
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51	$10.15
Value at end of period	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44	$5.68	$10.51
Number of accumulation units outstanding at end of period	50,551	49,524	52,539	94,575	110,335	138,362	147,941	144,516	51,353	83,589
WANGER SELECT
Value at beginning of period	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19	$14.91
Value at end of period	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50	$8.19	$16.19
Number of accumulation units outstanding at end of period	39,691	37,123	40,337	96,880	141,336	147,362	178,655	184,110	180,057	221,235
WANGER USA
Value at beginning of period	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36	$13.73
Value at end of period	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13	$8.60	$14.36
Number of accumulation units outstanding at end of period	8,592	8,926	10,467	30,571	41,243	39,442	47,484	25,891	23,346	25,521

TABLE 4
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUNDSM (CLASS 2)
(Funds were first received in this option during June 2014)
Value at beginning of period	$11.58	$10.93	$10.63
Value at end of period	$12.58	$11.58	$10.93
Number of accumulation units outstanding at end of period	45	37	592
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.53	$31.57	$28.43	$21.83	$18.90	$19.54	$16.81	$12.48	$21.89	$18.77
Value at end of period	$33.78	$31.53	$31.57	$28.43	$21.83	$18.90	$19.54	$16.81	$12.48	$21.89
Number of accumulation units outstanding at end of period	16,618	22,277	22,960	46,084	45,967	49,403	49,556	46,297	38,021	41,079
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.52	$21.54	$19.97	$15.71	$13.50	$13.48	$11.80	$9.13	$16.06	$15.94
Value at end of period	$24.03	$20.52	$21.54	$19.97	$15.71	$13.50	$13.48	$11.80	$9.13	$16.06
Number of accumulation units outstanding at end of period	481	480	1,571	1,511	1,468	6,112	9,498	6,963	6,415	5,558
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.40	$21.07	$19.08	$14.11	$12.40	$12.47	$10.13	$7.96	$15.18	$12.05
Value at end of period	$22.40	$22.40	$21.07	$19.08	$14.11	$12.40	$12.47	$10.13	$7.96	$15.18
Number of accumulation units outstanding at end of period	7,360	7,770	11,586	8,024	13,605	14,503	11,760	10,084	9,784	25,833
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.58	$16.13	$17.69	$13.67	$11.41	$13.89	$12.38	$9.86	$17.69	$15.20
Value at end of period	$15.62	$16.58	$16.13	$17.69	$13.67	$11.41	$13.89	$12.38	$9.86	$17.69
Number of accumulation units outstanding at end of period	2,346	3,915	2,521	1,867	1,850	2,227	2,099	989	709	405

CFI 17

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12	$18.71
Value at end of period	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42	$12.04	$18.12
Number of accumulation units outstanding at end of period	613	534	873	702	654	2,738	4,070	4,315	3,564	1,410
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	3	3	3	3	3
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05	$10.31
Value at end of period	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75	$7.66	$11.05
Number of accumulation units outstanding at end of period	16	15	15	15	15	15	15	15	15	15
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22	$15.25
Value at end of period	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50	$9.15	$15.22
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	842	576
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during November 2010)
Value at beginning of period	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$12.41
Value at end of period	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51
Number of accumulation units outstanding at end of period	2,180	5,125	2,652	0	0	33	351
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2013)
Value at beginning of period	$14.82	$15.36	$15.01	$16.75
Value at end of period	$15.47	$14.82	$15.36	$15.01
Number of accumulation units outstanding at end of period	783	783	783	783
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77	$11.70
Value at end of period	$6.65	$6.30	$7.51	$8.66	$8.90	$8.01	$10.54	$9.17	$5.29	$12.77
Number of accumulation units outstanding at end of period	2,614	2,846	3,487	3,966	3,344	14,392	18,878	15,624	8,686	4,799
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.80	$19.31	$18.32	$15.83	$14.04	$14.34	$12.67	$10.71	$15.02	$14.34
Value at end of period	$20.11	$18.80	$19.31	$18.32	$15.83	$14.04	$14.34	$12.67	$10.71	$15.02
Number of accumulation units outstanding at end of period	2,777	3,983	5,202	6,427	2,312	4,307	4,374	4,211	14,488	14,159
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$8.02	$8.09
Value at end of period	$8.79	$8.02
Number of accumulation units outstanding at end of period	253	119
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66	$10.81
Value at end of period	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79	$9.77	$11.66
Number of accumulation units outstanding at end of period	1,174	1,871	2,548	6,968	6,058	2,746	3,103	4,523	4,003	134
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.37	$10.02
Value at end of period	$9.86	$9.37
Number of accumulation units outstanding at end of period	12,918	15,209

CFI 18

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.36
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	470
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.63	$12.73	$12.83	$12.93	$13.03	$13.13	$13.20	$13.27	$13.03	$12.49
Value at end of period	$12.55	$12.63	$12.73	$12.83	$12.93	$13.03	$13.13	$13.20	$13.27	$13.03
Number of accumulation units outstanding at end of period	9,287	8,755	8,401	40,511	57,059	44,856	40,070	9,999	6,519	4,906
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$15.76	$16.12	$14.67	$11.32	$9.86	$9.96	$8.80	$6.81	$11.01	$10.33
Value at end of period	$17.16	$15.76	$16.12	$14.67	$11.32	$9.86	$9.96	$8.80	$6.81	$11.01
Number of accumulation units outstanding at end of period	11,254	12,840	11,497	10,271	9,238	7,589	5,835	39,726	39,015	36,751
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91	$11.07
Value at end of period	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21	$8.91
Number of accumulation units outstanding at end of period	14,177	2,860	2,472	5,582	4,323	458	598	246	97
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.11	$20.10	$17.80	$13.50	$11.89	$11.99	$10.61	$8.68	$13.93	$13.37
Value at end of period	$22.00	$20.11	$20.10	$17.80	$13.50	$11.89	$11.99	$10.61	$8.68	$13.93
Number of accumulation units outstanding at end of period	5,211	4,832	4,937	11,634	11,748	9,524	7,148	15,034	12,887	9,471
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$40.14	$41.20	$37.90	$28.40	$24.32	$24.80	$20.51	$15.69	$25.34	$24.21
Value at end of period	$47.04	$40.14	$41.20	$37.90	$28.40	$24.32	$24.80	$20.51	$15.69	$25.34
Number of accumulation units outstanding at end of period	15,262	9,026	8,641	7,315	8,380	7,982	6,637	9,104	7,636	8,964
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.45	$29.63	$28.33	$20.01	$17.95	$18.23	$14.96	$12.08	$18.33	$19.70
Value at end of period	$35.94	$28.45	$29.63	$28.33	$20.01	$17.95	$18.23	$14.96	$12.08	$18.33
Number of accumulation units outstanding at end of period	7,986	6,819	6,465	9,816	11,254	18,679	15,779	15,807	12,416	9,759
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$20.85	$20.89	$19.74	$19.92	$18.36	$17.21	$15.79	$14.27	$15.72	$14.94
Value at end of period	$21.58	$20.85	$20.89	$19.74	$19.92	$18.36	$17.21	$15.79	$14.27	$15.72
Number of accumulation units outstanding at end of period	4,438	4,987	1,471	2,091	3,089	881	498	452	708	708
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53	$6.92
Value at end of period	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Number of accumulation units outstanding at end of period	15,112	13,469	12,063	10,834	8,439	5,395	2,541	11,379
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	21,831	44,854	41,712	34,178	22,444	12,268
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18	$9.40
Value at end of period	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11	$6.36	$9.18
Number of accumulation units outstanding at end of period	23,676	33,001	36,633	27,127	20,627	21,532	10,268	12,095	15,948	22,555

CFI 19

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25	$12.23
Value at end of period	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24	$9.44	$15.25
Number of accumulation units outstanding at end of period	2,255	5,492	6,256	6,419	8,462	6,419	2,868	589	446	947
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$25.91	$24.27	$22.62
Value at end of period	$27.39	$25.91	$24.27
Number of accumulation units outstanding at end of period	887	619	619
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$15.74	$15.54	$13.87	$10.59	$9.71
Value at end of period	$17.32	$15.74	$15.54	$13.87	$10.59
Number of accumulation units outstanding at end of period	33,700	15,077	12,673	554	877
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.43	$10.89	$10.89
Value at end of period	$11.97	$10.43	$10.89
Number of accumulation units outstanding at end of period	7,610	5,531	3,868
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$15.02
Value at end of period	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05
Number of accumulation units outstanding at end of period	1,638	834	578	419	235	344	198
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2015)
Value at beginning of period	$16.61	$16.08
Value at end of period	$18.69	$16.61
Number of accumulation units outstanding at end of period	0	208
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$10.09
Value at end of period	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98
Number of accumulation units outstanding at end of period	11,072	26,184	23,308	13,871	12,894	961	535
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95	$9.11
Value at end of period	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40	$6.46	$9.95
Number of accumulation units outstanding at end of period	22,582	9,873	9,761	13,157	14,651	8,599	5,914	4,167	9,679	10,221
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$35.33	$35.89	$33.96	$24.85	$21.87	$22.61	$18.33	$14.48	$21.17	$20.16
Value at end of period	$43.63	$35.33	$35.89	$33.96	$24.85	$21.87	$22.61	$18.33	$14.48	$21.17
Number of accumulation units outstanding at end of period	845	547	83	73	70	794	1,308	1,519	1,079	10,938
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$14.39	$14.49	$13.81	$13.65
Value at end of period	$14.92	$14.39	$14.49	$13.81
Number of accumulation units outstanding at end of period	16,703	22,381	10,529	2,230
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.48	$12.55	$11.97	$12.38	$12.36	$11.30	$10.97
Value at end of period	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30
Number of accumulation units outstanding at end of period	4,029	3,079	2,174	1,423	674	0	24

CFI 20

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18	$12.36
Value at end of period	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18
Number of accumulation units outstanding at end of period	3,804	4,538	5,420	9,462	8,612	5,675	3,545	282
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77	$17.83
Value at end of period	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67	$10.94	$18.77
Number of accumulation units outstanding at end of period	2,072	3,344	14,313	11,855	5,442	3,736	8,734	7,463	5,423	3,195
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71	$9.74
Value at end of period	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90	$6.71
Number of accumulation units outstanding at end of period	26,395	32,725	41,684	29,195	24,079	23,997	14,623	11,201	8,860
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07	$12.34
Value at end of period	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28	$6.14	$10.07
Number of accumulation units outstanding at end of period	12,843	11,069	1,590	5,138	6,745	1,605	3,425	3,316	5,498	2,207
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$15.69	$16.30	$15.75	$11.34	$10.01	$10.91
Value at end of period	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01
Number of accumulation units outstanding at end of period	3,821	19,792	13,876	3,631	2,795	2,338
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$22.08	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03	$14.56
Value at end of period	$24.48	$22.08	$22.63	$21.52	$15.94	$14.02	$15.87	$12.46	$9.03
Number of accumulation units outstanding at end of period	1,928	1,751	1,750	1,538	1,511	1,104	1,885	2,621	3,167
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20	$14.65
Value at end of period	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41	$8.95	$14.20
Number of accumulation units outstanding at end of period	128	87	52	27	0	0	0	0	0	34
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32	$11.99
Value at end of period	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40	$9.37	$12.32
Number of accumulation units outstanding at end of period	27,007	23,468	20,245	289	286	429	429	429	587	588
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.44	$19.15	$17.53	$13.20	$12.55
Value at end of period	$21.94	$18.44	$19.15	$17.53	$13.20
Number of accumulation units outstanding at end of period	6,564	6,176	1,296	933	479
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03	$10.87
Value at end of period	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47	$12.03
Number of accumulation units outstanding at end of period	19,543	22,896	18,290	13,209	8,810	5,531	2,532	1,244	984
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$16.61
Value at end of period	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11
Number of accumulation units outstanding at end of period	12,106	14,869	14,575	13,108	8,096	2,454	489

CFI 21

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$13.42
Value at end of period	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11
Number of accumulation units outstanding at end of period	17,667	15,135	14,725	10,584	2,945	1,351	19
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47	$13.69
Value at end of period	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87	$8.57	$14.47
Number of accumulation units outstanding at end of period	18,891	18,410	16,325	12,613	10,634	14,525	10,976	11,043	10,499	17,453
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82	$10.74
Value at end of period	$20.69	$18.25	$19.28	$19.37	$17.38	$15.08	$15.31	$12.97	$7.82
Number of accumulation units outstanding at end of period	3,876	10,499	9,940	5,786	2,141	2,402	990	798	95
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92	$12.47
Value at end of period	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28	$9.29	$12.92
Number of accumulation units outstanding at end of period	53,316	47,540	39,928	32,863	25,799	21,838	17,946	13,598	9,426	3,175
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.47	$23.19	$20.90	$15.59	$13.53	$14.16	$11.11	$7.65	$13.56	$12.06
Value at end of period	$25.01	$23.47	$23.19	$20.90	$15.59	$13.53	$14.16	$11.11	$7.65	$13.56
Number of accumulation units outstanding at end of period	27,465	23,779	7,447	5,993	8,844	15,122	11,431	10,529	6,675	6,327
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2016)
Value at beginning of period	$23.39
Value at end of period	$26.68
Number of accumulation units outstanding at end of period	13,617
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$29.11	$26.48	$24.56	$17.78	$15.07	$15.36	$13.25	$9.34	$16.29	$14.94
Value at end of period	$29.31	$29.11	$26.48	$24.56	$17.78	$15.07	$15.36	$13.25	$9.34	$16.29
Number of accumulation units outstanding at end of period	10,548	14,928	5,821	5,476	8,302	7,270	3,989	3,141	2,659	2,212
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35	$15.34
Value at end of period	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54	$9.19	$18.35
Number of accumulation units outstanding at end of period	2,792	2,552	3,016	3,175	2,779	4,393	3,741	3,514	3,167	1,904
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31	$10.20
Value at end of period	$9.85	$9.75	$10.16	$10.97	$9.19	$7.79	$8.93	$8.27	$6.31
Number of accumulation units outstanding at end of period	2,903	729	719	2,855	4,512	3,905	2,512	1,505	6,775
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51	$10.81
Value at end of period	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43	$5.67	$10.51
Number of accumulation units outstanding at end of period	29,110	28,795	24,696	21,648	17,459	14,648	7,570	4,417	1,595	691
WANGER USA
(Funds were first received in this option during June 2012)
Value at beginning of period	$22.95	$23.28	$22.40	$16.88	$14.69
Value at end of period	$25.89	$22.95	$23.28	$22.40	$16.88
Number of accumulation units outstanding at end of period	0	0	0	0	211

CFI 22

Condensed Financial Information (continued)

TABLE 5
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.17	$18.21	$16.41	$12.62	$10.93	$11.32	$9.74	$7.24	$12.72	$10.91
Value at end of period	$19.45	$18.17	$18.21	$16.41	$12.62	$10.93	$11.32	$9.74	$7.24	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,584	2,586	2,364	2,363
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$19.72
Value at end of period	$20.13
Number of accumulation units outstanding at end of period	239
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$15.75	$16.52	$14.94	$11.57	$10.19	$10.71	$8.62	$6.87	$11.43	$11.47
Value at end of period	$18.17	$15.75	$16.52	$14.94	$11.57	$10.19	$10.71	$8.62	$6.87	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.25	$7.45	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76	$11.70
Value at end of period	$6.59	$6.25	$7.45	$8.60	$8.85	$7.98	$10.51	$9.15	$5.28	$12.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	279	280	280
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$13.95	$14.34	$13.62	$11.78	$10.46	$10.69	$9.46	$8.00	$11.23	$10.73
Value at end of period	$14.90	$13.95	$14.34	$13.62	$11.78	$10.46	$10.69	$9.46	$8.00	$11.23
Number of accumulation units outstanding at end of period	89	89	503	504	505	506	4,728	4,725	4,730	4,730
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.99	$13.69	$13.76	$14.46	$13.52	$13.16	$11.46	$9.51	$11.36	$10.54
Value at end of period	$13.68	$12.99	$13.69	$13.76	$14.46	$13.52	$13.16	$11.46	$9.51	$11.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	826	826
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.19	$10.28	$10.37	$10.46	$10.55	$10.65	$10.72	$10.78	$10.59	$10.17
Value at end of period	$10.11	$10.19	$10.28	$10.37	$10.46	$10.55	$10.65	$10.72	$10.78	$10.59
Number of accumulation units outstanding at end of period	130	138	147	155	163	171	180	188	196	208
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.73	$17.12	$15.61	$12.05	$10.50	$10.63	$9.39	$7.28	$11.78	$11.06
Value at end of period	$18.20	$16.73	$17.12	$15.61	$12.05	$10.50	$10.63	$9.39	$7.28	$11.78
Number of accumulation units outstanding at end of period	1,590	1,673	1,764	1,849	1,933	2,015	7,550	7,644	2,279	2,396
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.49	$16.98	$16.94	$16.18	$14.32	$13.84	$12.22	$8.26	$10.75	$10.55
Value at end of period	$18.73	$16.49	$16.98	$16.94	$16.18	$14.32	$13.84	$12.22	$8.26	$10.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	931	932	0	823
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$18.46	$17.01	$12.75	$10.93	$11.16	$9.24	$7.08	$11.44	$10.94
Value at end of period	$21.04	$17.97	$18.46	$17.01	$12.75	$10.93	$11.16	$9.24	$7.08	$11.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	293	293	294

CFI 23

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$15.91	$16.58	$15.87	$11.22	$10.08	$10.24	$8.41	$6.80	$10.33	$11.11
Value at end of period	$20.07	$15.91	$16.58	$15.87	$11.22	$10.08	$10.24	$8.41	$6.80	$10.33
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.17	$14.21	$13.44	$13.58	$12.53	$11.75	$10.80	$9.77	$10.77	$10.25
Value at end of period	$14.65	$14.17	$14.21	$13.44	$13.58	$12.53	$11.75	$10.80	$9.77	$10.77
Number of accumulation units outstanding at end of period	971	1,031	1,097	1,160	1,220	1,279	1,349	1,411	1,470	2,390
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$13.13	$13.87	$13.60
Value at end of period	$14.82	$13.13	$13.87
Number of accumulation units outstanding at end of period	0	0	248
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$25.74	$24.13	$21.53	$16.46	$15.28
Value at end of period	$27.18	$25.74	$24.13	$21.53	$16.46
Number of accumulation units outstanding at end of period	0	194	150	151	151
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2015)
Value at beginning of period	$25.73	$27.19
Value at end of period	$27.24	$25.73
Number of accumulation units outstanding at end of period	0	179
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2010)
Value at beginning of period	$22.05	$22.45	$21.45	$15.56	$13.63	$13.64	$11.50
Value at end of period	$24.78	$22.05	$22.45	$21.45	$15.56	$13.63	$13.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	219	219
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.63	$16.30	$12.66	$12.52	$10.94	$10.08	$7.95	$5.90	$9.68	$11.88
Value at end of period	$17.18	$16.63	$16.30	$12.66	$12.52	$10.94	$10.08	$7.95	$5.90	$9.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	336	337	0	0	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$15.98	$15.66	$14.00	$10.49	$9.43	$9.98	$8.99	$6.89	$11.44	$11.50
Value at end of period	$17.17	$15.98	$15.66	$14.00	$10.49	$9.43	$9.98	$8.99	$6.89	$11.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,709	2,708	901	901
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$16.59	$16.08	$15.85	$12.58	$10.43	$11.46	$9.96	$7.20	$12.18	$11.53
Value at end of period	$16.48	$16.59	$16.08	$15.85	$12.58	$10.43	$11.46	$9.96	$7.20	$12.18
Number of accumulation units outstanding at end of period	290	0	0	0	0	0	0	0	2,273	2,272
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.61	$21.38	$19.29	$14.40	$12.51	$13.11	$10.29	$7.09	$12.59	$12.66
Value at end of period	$23.01	$21.61	$21.38	$19.29	$14.40	$12.51	$13.11	$10.29	$7.09	$12.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,261	2,262	1,932	1,931
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.85	$16.10	$15.11	$11.76	$10.12	$10.30	$9.04	$7.30	$11.46	$11.49
Value at end of period	$17.48	$14.85	$16.10	$15.11	$11.76	$10.12	$10.30	$9.04	$7.30	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,815	2,816	1,437	1,436

CFI 24

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2007)
Value at beginning of period	$21.88	$19.93	$18.50	$13.41	$11.38	$11.60	$10.02	$7.07	$12.35	$12.38
Value at end of period	$22.02	$21.88	$19.93	$18.50	$13.41	$11.38	$11.60	$10.02	$7.07	$12.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,309	1,309

TABLE 6
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.19
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	386
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.75	$29.83	$26.90	$20.69	$17.94	$18.58	$16.00	$11.90	$20.91	$17.95
Value at end of period	$31.83	$29.75	$29.83	$26.90	$20.69	$17.94	$18.58	$16.00	$11.90	$20.91
Number of accumulation units outstanding at end of period	6,005	11,105	24,539	28,965	29,731	33,189	42,673	45,165	43,318	47,295
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.25	$22.34	$20.74	$16.34	$14.06	$14.06	$12.33	$9.56	$16.83	$16.73
Value at end of period	$24.84	$21.25	$22.34	$20.74	$16.34	$14.06	$14.06	$12.33	$9.56	$16.83
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	3,490	5,390	8,694	14,069
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$25.39	$23.92	$21.70	$16.07	$14.14	$14.25	$11.58	$9.12	$17.42	$13.85
Value at end of period	$25.36	$25.39	$23.92	$21.70	$16.07	$14.14	$14.25	$11.58	$9.12	$17.42
Number of accumulation units outstanding at end of period	1,301	1,302	5,646	5,645	6,026	5,953	6,610	2,237	2,510	1,881
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.12	$19.61	$21.53	$16.67	$13.93	$16.98	$15.16	$12.09	$21.73	$18.70
Value at end of period	$18.93	$20.12	$19.61	$21.53	$16.67	$13.93	$16.98	$15.16	$12.09	$21.73
Number of accumulation units outstanding at end of period	12	244	244	244	244	2,774	4,733	6,207	6,271	7,686
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.43	$28.81	$28.92	$21.43	$18.27	$19.17	$15.09	$11.80	$17.78	$18.39
Value at end of period	$34.08	$26.43	$28.81	$28.92	$21.43	$18.27	$19.17	$15.09	$11.80	$17.78
Number of accumulation units outstanding at end of period	2,365	2,365	3,285	3,285	3,285	3,592	3,459	1,953	2,664	2,770
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$22.55	$24.16	$22.56	$17.62	$15.62	$15.78	$14.54	$11.44	$16.53	$16.71
Value at end of period	$24.63	$22.55	$24.16	$22.56	$17.62	$15.62	$15.78	$14.54	$11.44	$16.53
Number of accumulation units outstanding at end of period	190	1,017	3,156	3,155	3,155	3,155	3,123	4,356	2,838	218
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$24.42	$25.62	$23.19	$17.97	$15.83	$16.65	$13.40	$10.69	$17.79	$17.86
Value at end of period	$28.15	$24.42	$25.62	$23.19	$17.97	$15.83	$16.65	$13.40	$10.69	$17.79
Number of accumulation units outstanding at end of period	0	2,309	2,310	2,310	2,309	2,310	2,471	2,428	2,703	3,760

CFI 25

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09	$13.38
Value at end of period	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96	$8.06	$13.09
Number of accumulation units outstanding at end of period	0	4,222	5,731	5,733	5,730	5,565	5,390	5,013	815	671
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during July 2008)
Value at beginning of period	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00	$12.52
Value at end of period	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90	$11.00
Number of accumulation units outstanding at end of period	0	0	452	1,280	1,855	1,609	422	110	33
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2007)
Value at beginning of period	$6.22	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76	$10.74
Value at end of period	$6.55	$6.22	$7.42	$8.57	$8.82	$7.96	$10.49	$9.13	$5.28	$12.76
Number of accumulation units outstanding at end of period	0	2,554	6,237	6,235	6,238	6,520	5,940	7,532	3,285	952
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$18.20	$18.72	$17.79	$15.39	$13.67	$13.99	$12.38	$10.48	$14.71	$14.07
Value at end of period	$19.44	$18.20	$18.72	$17.79	$15.39	$13.67	$13.99	$12.38	$10.48	$14.71
Number of accumulation units outstanding at end of period	0	0	4,805	4,806	4,805	4,806	4,804	0	0	82,646
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61	$10.78
Value at end of period	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70	$9.72	$11.61
Number of accumulation units outstanding at end of period	0	667	4,468	9,718	10,781	15,964	14,792	8,891	9,583	11,365
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.02
Value at end of period	$9.83	$9.36
Number of accumulation units outstanding at end of period	0	208
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.61	$10.71	$10.81	$10.91	$11.01	$11.11	$11.19	$11.26	$11.07	$10.63
Value at end of period	$10.52	$10.61	$10.71	$10.81	$10.91	$11.01	$11.11	$11.19	$11.26	$11.07
Number of accumulation units outstanding at end of period	1,443	1,423	1,392	1,361	10,733	1,715	3,390	11,063	19,892	24,749
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.29	$22.82	$20.81	$16.08	$14.02	$14.19	$12.55	$9.73	$15.75	$14.81
Value at end of period	$24.23	$22.29	$22.82	$20.81	$16.08	$14.02	$14.19	$12.55	$9.73	$15.75
Number of accumulation units outstanding at end of period	14,062	17,092	17,099	17,547	18,036	18,132	28,576	26,993	27,883	34,872
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55	$11.33
Value at end of period	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11	$8.86	$11.55
Number of accumulation units outstanding at end of period	2,863	3,311	3,310	3,574	3,418	448	1,528	1,457	0	3,954
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.83	$22.86	$20.27	$15.39	$13.58	$13.72	$12.15	$9.96	$16.01	$15.39
Value at end of period	$24.94	$22.83	$22.86	$20.27	$15.39	$13.58	$13.72	$12.15	$9.96	$16.01
Number of accumulation units outstanding at end of period	1,304	1,304	1,304	1,324	1,901	829	605	88,619	88,182	87,265
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.48	$29.28	$26.98	$20.24	$17.36	$17.73	$14.68	$11.25	$18.20	$17.41
Value at end of period	$33.33	$28.48	$29.28	$26.98	$20.24	$17.36	$17.73	$14.68	$11.25	$18.20
Number of accumulation units outstanding at end of period	1,078	1,078	1,078	1,145	1,525	1,851	2,312	2,695	3,346	3,204
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$26.22	$27.35	$26.19	$18.52	$16.64	$16.92	$13.91	$11.25	$17.09	$18.40
Value at end of period	$33.07	$26.22	$27.35	$26.19	$18.52	$16.64	$16.92	$13.91	$11.25	$17.09
Number of accumulation units outstanding at end of period	7,776	2,938	2,938	2,938	3,438	2,573	2,402	2,761	2,465	2,088

CFI 26

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$16.48	$16.54	$15.65	$15.82	$14.60	$13.71	$12.60	$11.40	$12.58	$11.97
Value at end of period	$17.03	$16.48	$16.54	$15.65	$15.82	$14.60	$13.71	$12.60	$11.40	$12.58
Number of accumulation units outstanding at end of period	2,484	5,603	3,541	3,287	4,263	4,115	4,097	4,203	4,166	5,124
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51	$6.90
Value at end of period	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51
Number of accumulation units outstanding at end of period	0	1,514	1,514	1,983	2,026	1,997	3,273	3,335
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	4,111	6,149	5,521	4,339	4,342	4,236
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16	$9.38
Value at end of period	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07	$6.34	$9.16
Number of accumulation units outstanding at end of period	9,591	14,066	19,675	20,635	9,709	9,578	6,331	7,818	14,118	13,817
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$35.19	$35.34	$32.78	$25.08	$22.17	$22.49	$18.13
Value at end of period	$37.39	$35.19	$35.34	$32.78	$25.08	$22.17	$22.49
Number of accumulation units outstanding at end of period	0	0	0	173	0	282	5,725
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$25.65	$24.07	$21.48	$16.43	$15.49
Value at end of period	$27.08	$25.65	$24.07	$21.48	$16.43
Number of accumulation units outstanding at end of period	1,365	0	13	13	13
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$15.56	$15.38	$13.75	$11.19
Value at end of period	$17.10	$15.56	$15.38	$13.75
Number of accumulation units outstanding at end of period	1,076	1,125	1,170	1,217
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$25.64	$26.09	$22.72
Value at end of period	$27.13	$25.64	$26.09
Number of accumulation units outstanding at end of period	0	815	815
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$16.42	$17.06	$15.28	$12.50
Value at end of period	$18.45	$16.42	$17.06	$15.28
Number of accumulation units outstanding at end of period	948	985	1,025	1,066
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93	$9.99
Value at end of period	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93
Number of accumulation units outstanding at end of period	675	675	694	937	18	33	39

CFI 27

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$29.89	$30.45	$29.11	$21.13	$18.52	$18.54	$14.14	$10.89	$16.79	$15.40
Value at end of period	$33.57	$29.89	$30.45	$29.11	$21.13	$18.52	$18.54	$14.14	$10.89	$16.79
Number of accumulation units outstanding at end of period	231	465	465	465	465	1,083	436	275	20,180	234
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$30.81	$31.35	$29.71	$21.77	$19.19	$19.87	$16.13	$12.76	$18.69	$17.82
Value at end of period	$37.99	$30.81	$31.35	$29.71	$21.77	$19.19	$19.87	$16.13	$12.76	$18.69
Number of accumulation units outstanding at end of period	0	0	0	0	2	415	415	415	416	416
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28	$11.75
Value at end of period	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31	$8.28
Number of accumulation units outstanding at end of period	0	0	0	0	3,124	2,556	2,154	1,307	439
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49	$12.88
Value at end of period	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34	$8.04	$13.49
Number of accumulation units outstanding at end of period	0	0	0	0	0	405	405	405	405	405
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.16	$14.45
Value at end of period	$14.66	$14.16
Number of accumulation units outstanding at end of period	11,543	11,549
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$19.10	$19.51	$18.48	$15.25	$13.38	$13.92	$12.43	$10.02	$14.42
Value at end of period	$20.23	$19.10	$19.51	$18.48	$15.25	$13.38	$13.92	$12.43	$10.02
Number of accumulation units outstanding at end of period	4,516	4,516	4,517	4,518	4,515	4,518	4,516	4,516	4,516
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.30	$18.58	$17.58	$15.23	$13.53	$13.74	$12.38	$10.26	$14.90	$14.26
Value at end of period	$19.33	$18.30	$18.58	$17.58	$15.23	$13.53	$13.74	$12.38	$10.26	$14.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	4,349	3,933	3,581
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70	$10.09
Value at end of period	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70
Number of accumulation units outstanding at end of period	266	308	352	0	1,482	1,507	1,872	1,305
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.48	$33.37	$29.95	$23.02	$19.97	$20.82	$17.22	$12.82	$17.62	$18.32
Value at end of period	$39.91	$32.48	$33.37	$29.95	$23.02	$19.97	$20.82	$17.22	$12.82	$17.62
Number of accumulation units outstanding at end of period	346	100	1,246	3,093	3,721	3,995	4,178	3,363	4,900	7,406
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.43	$34.48	$33.36	$24.25	$20.46	$20.21	$16.13	$12.04	$20.69	$19.69
Value at end of period	$33.84	$32.43	$34.48	$33.36	$24.25	$20.46	$20.21	$16.13	$12.04	$20.69
Number of accumulation units outstanding at end of period	866	866	2,025	3,090	4,268	4,135	3,922	3,609	3,680	5,994
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04	$12.32
Value at end of period	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23	$6.12	$10.04
Number of accumulation units outstanding at end of period	2,165	1,038	12,575	7,702	7,701	13,691	1,752	7,078	2,862	2,373
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$22.91	$22.46	$20.10	$15.06	$13.54	$14.34	$12.92	$9.91	$16.46	$15.96
Value at end of period	$24.60	$22.91	$22.46	$20.10	$15.06	$13.54	$14.34	$12.92	$9.91	$16.46
Number of accumulation units outstanding at end of period	0	0	3	3	3	3	3	102	32	0

CFI 28

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.73	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.98	$14.89	$13.13
Value at end of period	$24.06	$21.73	$22.30	$21.24	$15.76	$13.88	$15.74	$12.38	$8.88	$14.89
Number of accumulation units outstanding at end of period	1,126	4,831	11,866	11,863	11,866	11,653	13,200	8,498	0	2,236
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.86	$24.55	$22.71	$16.98	$14.45	$14.90	$13.06	$10.26	$16.31	$16.85
Value at end of period	$26.68	$22.86	$24.55	$22.71	$16.98	$14.45	$14.90	$13.06	$10.26	$16.31
Number of accumulation units outstanding at end of period	0	831	1,663	4,451	4,451	4,237	4,575	4,004	6,878	7,588
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27	$11.96
Value at end of period	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32	$9.31	$12.27
Number of accumulation units outstanding at end of period	4,262	4,778	6,480	11,935	13,631	13,541	13,007	13,233	17,039	8,513
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92	$12.71
Value at end of period	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65	$8.67	$12.92
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78	$18.07
Value at end of period	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33	$11.96	$24.78
Number of accumulation units outstanding at end of period	1,574	2,062	2,363	3,386	3,436	4,410	6,960	6,304	2,998	12,640
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$34.39	$35.80	$31.44	$24.13	$20.29	$20.12	$16.52	$13.27	$20.01	$19.74
Value at end of period	$39.07	$34.39	$35.80	$31.44	$24.13	$20.29	$20.12	$16.52	$13.27	$20.01
Number of accumulation units outstanding at end of period	1,086	1,298	2,644	5,236	6,383	7,821	7,409	7,048	10,795	14,664
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.65	$23.74	$22.12	$16.07	$13.67	$15.20	$11.14	$8.83	$12.73	$13.08
Value at end of period	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99	$11.14	$8.83	$12.73
Number of accumulation units outstanding at end of period	0	0	0	0	0	396	0	0	0	0
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41	$13.65
Value at end of period	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78	$8.52	$14.41
Number of accumulation units outstanding at end of period	11,583	19,779	17,712	23,063	23,064	23,444	22,363	29,598	27,487	37,111
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14	$10.79
Value at end of period	$20.36	$17.98	$19.03	$19.15	$17.21	$14.95	$15.20	$12.89	$7.79	$11.14
Number of accumulation units outstanding at end of period	1,429	1,429	1,429	1,691	1,827	2,428	2,107	2,070	1,429	2,656
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86	$12.44
Value at end of period	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19	$9.24	$12.86
Number of accumulation units outstanding at end of period	21,445	24,093	29,260	31,358	31,310	46,866	53,651	51,656	35,283	33,570
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50	$12.02
Value at end of period	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03	$7.60	$13.50
Number of accumulation units outstanding at end of period	991	709	5,105	5,107	5,107	6,368	6,324	1,879	1,316	1,834
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21	$16.86
Value at end of period	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57	$10.96	$17.21
Number of accumulation units outstanding at end of period	1,256	3,337	7,406	7,404	7,407	15,273	16,002	10,489	10,490	12,336

CFI 29

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$31.34	$28.55	$26.52	$19.23	$16.33	$16.66	$14.39	$10.16	$17.75	$16.31
Value at end of period	$31.52	$31.34	$28.55	$26.52	$19.23	$16.33	$16.66	$14.39	$10.16	$17.75
Number of accumulation units outstanding at end of period	1,757	5,209	2,180	2,180	2,541	2,416	3,072	8,923	8,699	34,631
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27	$15.30
Value at end of period	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46	$9.14	$18.27
Number of accumulation units outstanding at end of period	0	358	358	358	358	358	329	297	1,286	938
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30	$10.20
Value at end of period	$9.72	$9.63	$10.06	$10.87	$9.13	$7.75	$8.89	$8.24	$6.30
Number of accumulation units outstanding at end of period	1,136	1,136	1,886	1,887	1,888	1,362	1,269	2,427	2,857
WANGER INTERNATIONAL
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50	$10.07
Value at end of period	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39	$5.66	$10.50
Number of accumulation units outstanding at end of period	0	1,970	2,694	1,664	1,664	1,750	7,590	6,780	7,910	6,449
WANGER SELECT
Value at beginning of period	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07	$14.83
Value at end of period	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35	$8.11	$16.07
Number of accumulation units outstanding at end of period	4	4	1,429	1,428	1,429	1,296	1,136	952	703	589
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.91
Value at end of period	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66
Number of accumulation units outstanding at end of period	0	0	330	330	330	260	159

TABLE 7
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013

CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.02	$15.51	$14.29	$13.05
Value at end of period	$16.04	$15.02	$15.51	$14.29
Number of accumulation units outstanding at end of period	14,572	13,521	16,570	9,894
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.99	$18.05	$16.28	$14.05
Value at end of period	$19.23	$17.99	$18.05	$16.28
Number of accumulation units outstanding at end of period	322,620	430,105	546,341	788,740
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.97	$16.79	$15.60	$14.15
Value at end of period	$18.66	$15.97	$16.79	$15.60
Number of accumulation units outstanding at end of period	160,725	209,748	292,189	382,397

CFI 30

Condensed Financial Information (continued)

	2016	2015	2014	2013

FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.26	$17.21	$15.62	$12.92
Value at end of period	$18.23	$18.26	$17.21	$15.62
Number of accumulation units outstanding at end of period	171,271	213,054	273,828	268,858
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.46	$11.17	$12.27	$10.29
Value at end of period	$10.77	$11.46	$11.17	$12.27
Number of accumulation units outstanding at end of period	59,140	85,150	105,950	140,583
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.47	$17.96	$18.04	$15.01
Value at end of period	$21.23	$16.47	$17.96	$18.04
Number of accumulation units outstanding at end of period	24,440	27,711	30,566	28,916
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$56.40	$54.25	$50.53	$40.22
Value at end of period	$57.11	$56.40	$54.25	$50.53
Number of accumulation units outstanding at end of period	2,894	3,554	2,080	3,187
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.47	$16.58	$15.48	$13.82
Value at end of period	$16.88	$15.47	$16.58	$15.48
Number of accumulation units outstanding at end of period	12,469	12,337	14,808	21,650
JANUS ASPEN BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.83	$17.90	$16.66	$15.25
Value at end of period	$18.47	$17.83	$17.90	$16.66
Number of accumulation units outstanding at end of period	473	473	473	473
JANUS ASPEN ENTERPRISE PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.61	$19.04	$17.09	$14.62
Value at end of period	$21.81	$19.61	$19.04	$17.09
Number of accumulation units outstanding at end of period	0	0	4	4
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.21	$18.07	$16.37	$14.47
Value at end of period	$19.84	$17.21	$18.07	$16.37
Number of accumulation units outstanding at end of period	10,415	16,371	27,416	27,319
OPPENHEIMER GLOBAL FUND/VA (NON-SERVICE SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.64	$16.17	$15.97	$14.01
Value at end of period	$16.49	$16.64	$16.17	$15.97
Number of accumulation units outstanding at end of period	273	279	1,443	1,450
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.45	$20.87	$18.84	$15.83
Value at end of period	$22.73	$19.45	$20.87	$18.84
Number of accumulation units outstanding at end of period	7,047	17,373	16,021	12,130

CFI 31

	Condensed Financial Information (continued)

	2016	2015	2014	2013

PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.40	$12.88	$12.61	$13.44
Value at end of period	$12.92	$12.40	$12.88	$12.61
Number of accumulation units outstanding at end of period	54,051	53,286	55,237	77,376
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$6.23	$7.43	$8.59	$8.20
Value at end of period	$6.56	$6.23	$7.43	$8.59
Number of accumulation units outstanding at end of period	18,374	20,216	16,976	16,161
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.28	$16.07	$16.21	$15.60
Value at end of period	$17.28	$15.28	$16.07	$16.21
Number of accumulation units outstanding at end of period	9,857	9,250	12,869	7,564
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.49	$14.91	$14.18	$13.04
Value at end of period	$15.46	$14.49	$14.91	$14.18
Number of accumulation units outstanding at end of period	186,050	347,524	413,319	508,953
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.83	$12.49	$12.56	$12.67
Value at end of period	$12.45	$11.83	$12.49	$12.56
Number of accumulation units outstanding at end of period	36,333	49,189	72,671	70,486
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.35	$10.02
Value at end of period	$9.82	$9.35
Number of accumulation units outstanding at end of period	68,196	95,623
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.89	$9.99	$10.09	$10.15
Value at end of period	$9.81	$9.89	$9.99	$10.09
Number of accumulation units outstanding at end of period	114,855	143,361	246,743	324,281
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.07	$17.49	$15.96	$13.87
Value at end of period	$18.55	$17.07	$17.49	$15.96
Number of accumulation units outstanding at end of period	1,000,949	1,176,757	1,416,434	1,475,100
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.64	$17.15	$17.12	$16.73
Value at end of period	$18.88	$16.64	$17.15	$17.12
Number of accumulation units outstanding at end of period	31,242	34,146	24,555	25,995
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.89	$17.92	$15.90	$13.87
Value at end of period	$19.53	$17.89	$17.92	$15.90
Number of accumulation units outstanding at end of period	219,670	320,546	310,875	330,311

CFI 32

Condensed Financial Information (continued)

	2016	2015	2014	2013

VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.11	$18.63	$17.18	$14.83
Value at end of period	$21.19	$18.11	$18.63	$17.18
Number of accumulation units outstanding at end of period	103,330	137,619	152,223	199,018
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.73	$18.51	$17.73	$14.59
Value at end of period	$22.36	$17.73	$18.51	$17.73
Number of accumulation units outstanding at end of period	59,819	76,762	91,047	103,078
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.18	$14.23	$13.48	$13.64
Value at end of period	$14.64	$14.18	$14.23	$13.48
Number of accumulation units outstanding at end of period	354,875	446,698	291,356	283,270
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.65	$10.85	$11.65	$10.34
Value at end of period	$10.63	$10.65	$10.85	$11.65
Number of accumulation units outstanding at end of period	104,488	130,786	110,414	130,619
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.02	$18.06	$16.05	$13.86
Value at end of period	$19.58	$19.02	$18.06	$16.05
Number of accumulation units outstanding at end of period	146,619	210,817	233,434	85,292
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.55	$17.49	$16.05	$14.33
Value at end of period	$18.66	$16.55	$17.49	$16.05
Number of accumulation units outstanding at end of period	67,532	89,090	142,362	145,654
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.52	$20.62	$19.13	$16.58
Value at end of period	$21.79	$20.52	$20.62	$19.13
Number of accumulation units outstanding at end of period	21,359	30,069	26,578	50,921
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.46	$16.68	$14.61	$13.10
Value at end of period	$17.73	$16.46	$16.68	$14.61
Number of accumulation units outstanding at end of period	2,419	6,651	6,822	418
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.62	$24.99	$22.32	$19.20
Value at end of period	$28.09	$26.62	$24.99	$22.32
Number of accumulation units outstanding at end of period	21,327	34,694	28,157	12,529
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.12	$17.93	$16.04	$14.06
Value at end of period	$19.91	$18.12	$17.93	$16.04
Number of accumulation units outstanding at end of period	38,440	61,413	73,083	61,319

CFI 33

Condensed Financial Information (continued)

	2016	2015	2014	2013

VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2016)
Value at beginning of period	$10.80
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	1,516
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$26.61	$27.09	$24.63	$21.10
Value at end of period	$28.14	$26.61	$27.09	$24.63
Number of accumulation units outstanding at end of period	4,169	5,059	17,726	5,642
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.01	$19.76	$17.71	$15.36
Value at end of period	$21.34	$19.01	$19.76	$17.71
Number of accumulation units outstanding at end of period	31,505	31,029	26,750	13,991
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.29	$18.30	$17.62	$14.85
Value at end of period	$20.74	$17.29	$18.30	$17.62
Number of accumulation units outstanding at end of period	23,633	29,847	25,376	21,782
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.96	$20.34	$19.46	$16.32
Value at end of period	$22.41	$19.96	$20.34	$19.46
Number of accumulation units outstanding at end of period	12,798	16,291	12,422	12,043
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.33	$18.66	$17.70	$14.91
Value at end of period	$22.60	$18.33	$18.66	$17.70
Number of accumulation units outstanding at end of period	36,584	36,540	41,773	80,180
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.01	$14.17	$13.55	$12.52
Value at end of period	$14.69	$14.01	$14.17	$13.55
Number of accumulation units outstanding at end of period	160,207	130,289	137,037	131,626
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.38	$14.59	$13.95	$12.65
Value at end of period	$15.12	$14.38	$14.59	$13.95
Number of accumulation units outstanding at end of period	208,115	185,097	203,398	184,314
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.43	$14.72	$14.01	$12.53
Value at end of period	$15.20	$14.43	$14.72	$14.01
Number of accumulation units outstanding at end of period	75,154	57,520	38,378	29,310
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.57	$13.69	$13.08	$12.66
Value at end of period	$14.04	$13.57	$13.69	$13.08
Number of accumulation units outstanding at end of period	48,504	52,603	8,462	10,126

CFI 34

Condensed Financial Information (continued)

	2016	2015	2014	2013

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.48	$14.65	$13.88	$13.14
Value at end of period	$15.15	$14.48	$14.65	$13.88
Number of accumulation units outstanding at end of period	3,337	5,199	5,407	6,462
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.60	$14.93	$14.15	$12.70
Value at end of period	$15.46	$14.60	$14.93	$14.15
Number of accumulation units outstanding at end of period	72,637	74,294	72,666	112,586
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.52	$14.75	$13.97	$12.89
Value at end of period	$15.33	$14.52	$14.75	$13.97
Number of accumulation units outstanding at end of period	25,231	22,697	29,486	31,020
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.14	$13.24	$12.65	$12.89
Value at end of period	$13.31	$13.14	$13.24	$12.65
Number of accumulation units outstanding at end of period	30,460	28,708	28,565	12,822
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.84	$21.42	$19.24	$16.93
Value at end of period	$25.60	$20.84	$21.42	$19.24
Number of accumulation units outstanding at end of period	29,507	30,857	32,485	20,478
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.55	$20.79	$20.13	$16.79
Value at end of period	$20.39	$19.55	$20.79	$20.13
Number of accumulation units outstanding at end of period	55,833	70,574	70,330	120,670
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.52	$13.85	$12.27	$12.22
Value at end of period	$13.51	$13.52	$13.85	$12.27
Number of accumulation units outstanding at end of period	21,542	24,818	26,362	27,385
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.86	$18.51	$14.39	$15.06
Value at end of period	$19.47	$18.86	$18.51	$14.39
Number of accumulation units outstanding at end of period	21,760	52,184	60,978	22,953
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.20	$16.87	$15.11	$13.06
Value at end of period	$18.46	$17.20	$16.87	$15.11
Number of accumulation units outstanding at end of period	15,118	28,777	32,791	40,549
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.24	$17.94	$17.37	$14.56
Value at end of period	$21.12	$17.24	$17.94	$17.37
Number of accumulation units outstanding at end of period	1,900	959	1,740	792

CFI 35

Condensed Financial Information (continued)

	2016	2015	2014	2013

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.92	$17.37	$16.55	$13.95
Value at end of period	$18.72	$16.92	$17.37	$16.55
Number of accumulation units outstanding at end of period	5,264	10,475	18,863	35,196
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.24	$18.52	$17.14	$15.09
Value at end of period	$20.10	$17.24	$18.52	$17.14
Number of accumulation units outstanding at end of period	14,659	26,807	26,351	14,823
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.81	$17.33	$16.07	$14.69
Value at end of period	$19.18	$16.81	$17.33	$16.07
Number of accumulation units outstanding at end of period	147,081	189,107	200,285	187,030
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.01	$17.70	$16.24	$14.42
Value at end of period	$20.20	$17.01	$17.70	$16.24
Number of accumulation units outstanding at end of period	16,794	19,690	22,514	26,677
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.24	$11.08	$11.09	$11.37
Value at end of period	$10.33	$9.24	$11.08	$11.09
Number of accumulation units outstanding at end of period	114,724	126,768	149,154	108,509
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.38	$21.23	$18.65	$16.39
Value at end of period	$23.14	$20.38	$21.23	$18.65
Number of accumulation units outstanding at end of period	16,766	27,640	31,982	25,054
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.72	$20.68	$19.28	$16.26
Value at end of period	$23.74	$19.72	$20.68	$19.28
Number of accumulation units outstanding at end of period	5,627	6,547	5,054	3,297
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.77	$16.27	$16.06	$14.10
Value at end of period	$16.64	$16.77	$16.27	$16.06
Number of accumulation units outstanding at end of period	228,135	321,209	387,428	521,550
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.51	$18.54	$18.66	$17.93
Value at end of period	$19.81	$17.51	$18.54	$18.66
Number of accumulation units outstanding at end of period	32,246	37,599	41,743	61,272
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.15	$18.39	$16.56	$15.06
Value at end of period	$20.49	$19.15	$18.39	$16.56
Number of accumulation units outstanding at end of period	133,742	165,618	142,998	116,254

CFI 36

Condensed Financial Information (continued)

	2016	2015	2014	2013

VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.99	$19.79	$17.87	$15.15
Value at end of period	$21.26	$19.99	$19.79	$17.87
Number of accumulation units outstanding at end of period	115,095	159,199	198,757	260,612
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.91	$17.26	$16.22	$14.54
Value at end of period	$18.70	$15.91	$17.26	$16.22
Number of accumulation units outstanding at end of period	60,745	71,420	75,495	105,397
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.38	$19.49	$18.11	$14.57
Value at end of period	$21.49	$21.38	$19.49	$18.11
Number of accumulation units outstanding at end of period	76,411	124,998	102,098	100,010
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$10.74	$10.95	$11.19	$10.26
Value at end of period	$10.84	$10.74	$10.95	$11.19
Number of accumulation units outstanding at end of period	13,861	16,599	24,005	37,739
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.08	$11.58	$12.52	$11.18
Value at end of period	$11.17	$11.08	$11.58	$12.52
Number of accumulation units outstanding at end of period	98,257	146,908	152,958	162,961
WANGER INTERNATIONAL
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.99	$14.11	$14.91	$13.34
Value at end of period	$13.65	$13.99	$14.11	$14.91
Number of accumulation units outstanding at end of period	14,810	24,414	32,610	28,687
WANGER SELECT
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.98	$16.10	$15.77	$13.43
Value at end of period	$17.94	$15.98	$16.10	$15.77
Number of accumulation units outstanding at end of period	16,463	15,254	19,812	26,398
WANGER USA
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.51	$18.81	$18.13	$15.44
Value at end of period	$20.84	$18.51	$18.81	$18.13
Number of accumulation units outstanding at end of period	15,436	17,253	19,967	20,014

CFI 37

Condensed Financial Information (continued)

TABLE 8
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUNDSM (CLASS 2)
(Funds were first received in this option during December 2014)
Value at beginning of period	$11.50	$10.90	$11.03
Value at end of period	$12.43	$11.50	$10.90
Number of accumulation units outstanding at end of period	6,657	3,108	184
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$31.55	$32.66	$30.18	$25.90	$23.73	$22.98	$20.75	$16.77	$24.73	$24.37
Value at end of period	$33.61	$31.55	$32.66	$30.18	$25.90	$23.73	$22.98	$20.75	$16.77	$24.73
Number of accumulation units outstanding at end of period	1,424	940	957	690	1,394	2,481	1,779	3,480	3,725	4,707
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during April 2015)
Value at beginning of period	$9.48	$10.19
Value at end of period	$10.74	$9.48
Number of accumulation units outstanding at end of period	10,718	3,889
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67	$28.22	$21.06	$37.09	$31.94
Value at end of period	$54.96	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67	$28.22	$21.06	$37.09
Number of accumulation units outstanding at end of period	161,347	181,459	196,723	218,028	235,297	267,889	301,881	336,876	381,493	507,337
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00	$19.35	$15.05	$26.57	$26.50
Value at end of period	$38.18	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00	$19.35	$15.05	$26.57
Number of accumulation units outstanding at end of period	94,174	102,312	114,271	124,549	130,411	141,797	157,760	186,032	218,532	345,239
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95
Value at end of period	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76
Number of accumulation units outstanding at end of period	100,548	112,428	116,976	117,246	127,107	138,234	142,167	148,639	172,394	206,681
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59	$16.64	$13.32	$24.00	$20.71
Value at end of period	$20.35	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59	$16.64	$13.32	$24.00
Number of accumulation units outstanding at end of period	38,739	45,988	55,209	64,516	64,657	66,507	77,854	92,767	102,748	128,515
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25
Value at end of period	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60
Number of accumulation units outstanding at end of period	18,048	19,074	23,557	25,941	29,465	29,566	36,674	41,024	43,595	52,762
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	1,792	2,449	4,514	2,335	2,234
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96
Value at end of period	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63
Number of accumulation units outstanding at end of period	35,651	35,323	38,132	48,223	47,949	48,617	51,693	68,360	47,824	32,934

CFI 38

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88
Value at end of period	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78
Number of accumulation units outstanding at end of period	41,379	42,662	41,040	43,047	48,940	48,163	48,249	42,969	51,763	81,031
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99	$13.32
Value at end of period	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81	$7.98	$12.99
Number of accumulation units outstanding at end of period	4,233	5,493	4,449	5,229	2,503	1,821	3,127	2,857	3,576	4,955
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82	$10.83
Value at end of period	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68	$10.85	$11.82
Number of accumulation units outstanding at end of period	44,011	51,378	51,096	60,395	87,139	62,775	62,387	59,768	59,704	24,234
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73	$10.13
Value at end of period	$6.37	$6.06	$7.25	$8.40	$8.68	$7.85	$10.37	$9.06	$5.25	$12.73
Number of accumulation units outstanding at end of period	14,912	14,790	17,506	17,767	18,592	24,100	36,147	49,326	44,507	62,506
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00	$11.48
Value at end of period	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13	$7.66	$12.00
Number of accumulation units outstanding at end of period	12,582	12,141	16,634	12,304	10,714	10,321	9,779	12,879	12,719	27,456
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$36.16	$37.31	$35.57	$30.86	$27.50	$28.21	$25.04	$21.26	$29.94	$28.72
Value at end of period	$38.51	$36.16	$37.31	$35.57	$30.86	$27.50	$28.21	$25.04	$21.26	$29.94
Number of accumulation units outstanding at end of period	299,757	328,697	370,251	396,420	433,791	488,777	558,020	602,421	720,069	917,406
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$7.96	$9.81
Value at end of period	$8.69	$7.96
Number of accumulation units outstanding at end of period	2,190	714
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	124,471	139,787	150,311	155,725	169,767	189,713	212,251	191,664	208,418	279,773
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.33	$10.01
Value at end of period	$9.77	$9.33
Number of accumulation units outstanding at end of period	51,213	62,137
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.38
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	1,686
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10	$15.26	$15.40	$15.19	$14.62
Value at end of period	$14.05	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10	$15.26	$15.40	$15.19
Number of accumulation units outstanding at end of period	89,163	125,598	130,012	139,376	152,458	166,461	228,953	290,406	471,161	456,245
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.65	$36.62	$33.49	$25.96	$22.70	$23.05	$20.45	$15.90	$25.81	$24.34
Value at end of period	$38.65	$35.65	$36.62	$33.49	$25.96	$22.70	$23.05	$20.45	$15.90	$25.81
Number of accumulation units outstanding at end of period	783,837	863,639	967,128	1,042,325	1,052,180	1,184,268	1,354,950	1,472,079	1,651,069	2,022,081

CFI 39

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46	$11.28
Value at end of period	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93	$8.77	$11.46
Number of accumulation units outstanding at end of period	17,231	18,210	14,822	16,156	23,679	13,400	18,046	16,451	5,889	15,164
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84
Value at end of period	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65
Number of accumulation units outstanding at end of period	57,665	59,181	67,106	56,096	53,309	60,454	81,760	89,767	101,252	152,052
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30
Value at end of period	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23
Number of accumulation units outstanding at end of period	25,683	27,379	28,519	29,657	31,029	35,103	42,378	44,796	54,704	76,035
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56
Value at end of period	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26
Number of accumulation units outstanding at end of period	22,371	23,780	24,675	22,868	23,172	24,736	32,884	40,402	47,803	66,583
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.54	$26.72	$25.36	$25.71	$23.80	$22.41	$20.66	$18.75	$20.74	$19.81
Value at end of period	$27.35	$26.54	$26.72	$25.36	$25.71	$23.80	$22.41	$20.66	$18.75	$20.74
Number of accumulation units outstanding at end of period	283,981	335,659	273,016	294,001	358,416	374,437	421,242	448,725	532,304	677,264
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.81	$15.16	$9.71	$8.09	$6.90	$7.96	$7.49	$5.25
Value at end of period	$14.71	$14.81	$15.16	$9.71	$8.09	$6.90	$7.96	$7.47
Number of accumulation units outstanding at end of period	1,888	626	7,346	16,971	14,439	15,119	15,894	14,760
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	238,366	269,386	285,407	202,807	230,514	233,344
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	148,135	158,514	179,433	126,517	94,854	97,488	65,010	80,173	152,126	207,381
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93
Value at end of period	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81
Number of accumulation units outstanding at end of period	30,375	32,258	41,161	46,318	25,416	26,413	20,220	9,621	10,376	8,891
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	7,349	7,198	7,022	6,963	7,756	5,725	3,611	7,777	11,545	11,519
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	20,731	16,868	14,918	11,260	10,918	3,908	974	921

CFI 40

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2008)
Value at beginning of period	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63	$7.33
Value at end of period	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10	$6.63
Number of accumulation units outstanding at end of period	40,989	33,692	18,451	17,795	17,285	14,236	28,844	18,179	191
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2015)
Value at beginning of period	$10.35	$10.45
Value at end of period	$11.82	$10.35
Number of accumulation units outstanding at end of period	5,270	1,194
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82	$11.40
Value at end of period	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Number of accumulation units outstanding at end of period	2,233	3,513	8,213	6,615	4,564	4,424	3,618	5,085
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18	$5.77
Value at end of period	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18
Number of accumulation units outstanding at end of period	8,306	4,719	5,907	1,370	2,357	2,892	2,851	2,878
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2009)
Value at beginning of period	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69	$8.48
Value at end of period	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69
Number of accumulation units outstanding at end of period	1,653	1,647	2,940	1,724	805	1,294	1,113	1,150
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89
Value at end of period	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66
Number of accumulation units outstanding at end of period	13,281	14,469	11,556	12,980	14,829	15,208	11,118	9,884	5,261	3,963
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	8,491	7,453	7,650	7,871	8,186	10,719	15,068	15,095	16,288	23,459
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53
Number of accumulation units outstanding at end of period	21,254	19,548	14,887	9,630	5,340	3,983	9,333	4,925	14,940	67,172
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47
Value at end of period	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97
Number of accumulation units outstanding at end of period	26,303	24,321	22,916	22,758	15,666	18,138	17,024	5,112	2,678	74,641
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81
Value at end of period	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38
Number of accumulation units outstanding at end of period	10,123	9,014	8,280	8,977	14,602	17,389	10,916	9,705	7,599	32,059
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Value at end of period	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Number of accumulation units outstanding at end of period	9,317	21,391	87	87	87	53	1,128	2,065	0	24,564

CFI 41

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.76	$24.11	$22.90	$20.68	$18.65	$18.55	$16.91	$14.53	$19.25	$18.42
Value at end of period	$24.80	$23.76	$24.11	$22.90	$20.68	$18.65	$18.55	$16.91	$14.53	$19.25
Number of accumulation units outstanding at end of period	15,281	12,161	10,128	16,398	16,822	19,826	16,258	27,916	41,708	52,539
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.45	$26.08	$24.78	$20.50	$18.05	$18.83	$16.86	$13.63	$21.59	$20.81
Value at end of period	$26.88	$25.45	$26.08	$24.78	$20.50	$18.05	$18.83	$16.86	$13.63	$21.59
Number of accumulation units outstanding at end of period	34,219	31,266	31,083	28,620	27,115	32,033	32,561	40,958	39,243	71,729
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.36	$24.81	$23.55	$20.45	$18.23	$18.56	$16.78	$13.94	$20.31	$19.50
Value at end of period	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.56	$16.78	$13.94	$20.31
Number of accumulation units outstanding at end of period	19,588	20,819	28,775	29,130	32,181	37,478	38,888	37,701	37,418	52,633
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2008)
Value at beginning of period	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19	$9.94
Value at end of period	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65	$10.19
Number of accumulation units outstanding at end of period	5,522	1,699	7,289	22,416	25,280	23,808	6,787	13,382	637
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74
Value at end of period	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09
Number of accumulation units outstanding at end of period	9,549	9,130	9,383	11,411	9,712	12,467	15,491	13,092	9,419	11,063
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46
Value at end of period	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29
Number of accumulation units outstanding at end of period	13,334	16,472	19,267	23,535	23,343	29,433	32,645	30,734	37,553	46,886
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70	$9.74
Value at end of period	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85	$6.70
Number of accumulation units outstanding at end of period	15,733	15,698	16,044	14,207	14,451	12,236	10,521	18,393	14,267
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99	$12.30
Value at end of period	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14	$6.07	$9.99
Number of accumulation units outstanding at end of period	37,243	30,731	36,315	27,907	35,918	27,091	27,966	21,817	16,106	11,382
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.38	$18.07	$16.22	$12.19	$10.99	$11.68	$10.55	$8.12	$13.53	$13.15
Value at end of period	$19.67	$18.38	$18.07	$16.22	$12.19	$10.99	$11.68	$10.55	$8.12	$13.53
Number of accumulation units outstanding at end of period	5,884	9,558	13,737	16,005	10,157	11,200	12,040	16,709	17,493	20,225
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23	$10.83
Value at end of period	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21	$6.66	$10.23
Number of accumulation units outstanding at end of period	2,456	2,435	2,680	2,602	1,748	1,629	1,063	1,455	2,444	646
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77	$13.07
Value at end of period	$23.23	$21.04	$21.66	$20.69	$15.40	$13.61	$15.47	$12.20	$8.88	$14.77
Number of accumulation units outstanding at end of period	7,746	11,069	10,617	11,093	10,363	10,700	10,986	19,538	19,668	22,911
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34
Value at end of period	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84
Number of accumulation units outstanding at end of period	3,140	3,982	3,982	5,917	3,208	4,413	6,555	15,756	21,624	25,650

CFI 42

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	144,470	157,082	173,177	181,857	193,631	226,931	267,662	301,174	413,810	523,595
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82	$12.65
Value at end of period	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50	$8.58	$12.82
Number of accumulation units outstanding at end of period	5,679	13,764	16,057	21,825	11,797	20,832	13,944	21,276	21,054	16,997
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58	$17.98
Value at end of period	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05	$11.83	$24.58
Number of accumulation units outstanding at end of period	30,492	32,983	35,526	31,078	31,712	37,899	37,521	35,236	29,473	55,181
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29
Value at end of period	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47
Number of accumulation units outstanding at end of period	28,372	28,134	28,979	30,966	29,106	27,189	31,075	28,883	31,510	39,064
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63	$13.01
Value at end of period	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99	$8.74	$12.63
Number of accumulation units outstanding at end of period	3,010	6,116	6,871	7,778	6,153	4,308	4,700	2,267	1,028	785
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	244,740	279,069	290,374	312,165	413,627	426,452	465,820	523,838	567,230	768,015
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08
Number of accumulation units outstanding at end of period	16,896	20,040	28,752	29,024	18,655	15,847	18,149	11,873	5,720	5,360
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76	$12.38
Value at end of period	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02	$9.14	$12.76
Number of accumulation units outstanding at end of period	221,737	211,878	190,706	182,906	166,107	165,707	162,863	189,203	182,397	196,921
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	207,971	237,504	246,600	262,128	282,778	367,412	413,503	423,967	477,757	612,088
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97	$16.68
Value at end of period	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30	$10.78	$16.97
Number of accumulation units outstanding at end of period	35,601	39,942	39,999	43,747	43,670	40,715	47,792	48,566	53,533	67,056
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96
Value at end of period	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01
Number of accumulation units outstanding at end of period	68,521	77,610	82,765	78,972	79,705	84,086	96,633	105,890	102,326	145,889
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13	$15.22
Value at end of period	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28	$9.04	$18.13
Number of accumulation units outstanding at end of period	12,696	12,442	14,897	20,607	20,863	16,644	16,228	22,921	20,092	16,177
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	251,043	274,839	309,344	320,720	330,383	338,356	373,838	415,687	465,424

CFI 43

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER INTERNATIONAL
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48	$10.20
Value at end of period	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33	$5.63	$10.48
Number of accumulation units outstanding at end of period	36,389	32,188	41,530	43,695	29,577	34,149	22,976	10,527	10,310	20,265
WANGER SELECT
Value at beginning of period	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90	$14.72
Value at end of period	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12	$8.00	$15.90
Number of accumulation units outstanding at end of period	7,376	14,064	13,825	13,666	16,897	17,437	25,406	24,693	29,378	41,614
WANGER USA
Value at beginning of period	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10	$13.55
Value at end of period	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80	$8.40	$14.10
Number of accumulation units outstanding at end of period	5,138	4,637	3,060	4,343	3,057	4,575	4,948	3,978	2,755	4,490

TABLE 9

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%

INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2009)
Value at beginning of period	$30.11	$31.25	$28.94	$24.90	$22.87	$22.20	$20.10	$16.16
Value at end of period	$31.99	$30.11	$31.25	$28.94	$24.90	$22.87	$22.20	$20.10
Number of accumulation units outstanding at end of period	638	638	638	638	0	0	0	6,744
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during November 2014)
Value at beginning of period	$9.44	$9.83	$10.03
Value at end of period	$10.67	$9.44	$9.83
Number of accumulation units outstanding at end of period	0	4,559	4,721
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.17	$49.58	$44.96	$34.76	$30.31	$31.57	$27.34	$20.45	$36.11	$31.18
Value at end of period	$52.32	$49.17	$49.58	$44.96	$34.76	$30.31	$31.57	$27.34	$20.45	$36.11
Number of accumulation units outstanding at end of period	16,566	19,134	18,675	17,822	17,257	16,456	17,633	19,741	20,495	20,937
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$31.26	$33.04	$30.85	$24.44	$21.15	$21.26	$18.74	$14.61	$25.87	$25.86
Value at end of period	$36.35	$31.26	$33.04	$30.85	$24.44	$21.15	$21.26	$18.74	$14.61	$25.87
Number of accumulation units outstanding at end of period	10,658	14,096	13,711	13,273	14,015	13,357	14,294	15,585	15,631	14,946
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13	$18.49
Value at end of period	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21	$12.04	$23.13
Number of accumulation units outstanding at end of period	3,943	4,396	4,697	4,532	9,498	9,107	8,108	9,932	10,152	10,324
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.71	$20.29	$22.40	$17.43	$14.66	$17.96	$16.12	$12.93	$23.36	$20.22
Value at end of period	$19.37	$20.71	$20.29	$22.40	$17.43	$14.66	$17.96	$16.12	$12.93	$23.36
Number of accumulation units outstanding at end of period	315	4,040	4,040	4,042	492	492	548	1,419	1,466	1,044

CFI 44

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32	$18.01
Value at end of period	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54	$11.43	$17.32
Number of accumulation units outstanding at end of period	2,013	4,261	4,408	6,444	3,263	3,210	3,135	3,081	3,126	2,816
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$53.60
Value at end of period	$55.10
Number of accumulation units outstanding at end of period	752
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40	$9.77
Value at end of period	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05	$7.16	$10.40
Number of accumulation units outstanding at end of period	4,102	1,931	1,931	1,932	1,933	1,933	1,934	2,261	1,815	1,182
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54	$14.68
Value at end of period	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84	$8.69	$14.54
Number of accumulation units outstanding at end of period	1,027	4,802	4,957	4,936	4,535	11,647	10,964	9,384	12,220	11,228
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90	$13.26
Value at end of period	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68	$7.90	$12.90
Number of accumulation units outstanding at end of period	0	0	1,229	864	2,242	2,209	3,595	3,571	2,137	112
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72	$11.97
Value at end of period	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50	$10.72
Number of accumulation units outstanding at end of period	0	2,311	3,022	3,004	3,183	3,102	2,916	2,401	6,952
PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$5.93	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71	$11.33
Value at end of period	$6.21	$5.93	$7.12	$8.26	$8.55	$7.76	$10.28	$9.00	$5.23	$12.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	79	151	2,368	59	2,270
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2007)
Value at beginning of period	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89	$11.62
Value at end of period	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96	$7.57	$11.89
Number of accumulation units outstanding at end of period	423	2,868	2,869	5,262	5,836	5,902	2,840	2,383	2,028	6,180
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$34.51	$35.69	$34.11	$29.67	$26.50	$27.26	$24.25	$20.65	$29.15	$28.03
Value at end of period	$36.65	$34.51	$35.69	$34.11	$29.67	$26.50	$27.26	$24.25	$20.65	$29.15
Number of accumulation units outstanding at end of period	7,172	7,102	7,398	7,277	8,042	7,940	8,529	8,319	9,940	10,980
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43	$10.67
Value at end of period	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39	$9.51	$11.43
Number of accumulation units outstanding at end of period	0	496	1,258	1,251	1,232	1,209	429	979	5,828	5,633
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.31	$10.01
Value at end of period	$9.72	$9.31
Number of accumulation units outstanding at end of period	11,556	11,606

CFI 45

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$9.64	$10.13	$10.18
Value at end of period	$10.15	$9.64	$10.13
Number of accumulation units outstanding at end of period	0	0	4,648
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.55	$13.75	$13.96	$14.17	$14.38	$14.59	$14.78	$14.95	$14.78	$14.27
Value at end of period	$13.37	$13.55	$13.75	$13.96	$14.17	$14.38	$14.59	$14.78	$14.95	$14.78
Number of accumulation units outstanding at end of period	2,486	2,109	1,891	1,838	3,730	7,422	4,751	5,721	9,473	18,675
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$34.02	$35.03	$32.12	$24.96	$21.88	$22.27	$19.81	$15.44	$25.13	$23.75
Value at end of period	$36.79	$34.02	$35.03	$32.12	$24.96	$21.88	$22.27	$19.81	$15.44	$25.13
Number of accumulation units outstanding at end of period	43,297	52,057	51,850	51,398	43,320	43,315	43,100	41,967	42,279	48,547
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38	$11.23
Value at end of period	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78	$8.69	$11.38
Number of accumulation units outstanding at end of period	0	0	0	0	482	4,018	6,709	6,480	0	0
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05	$21.31
Value at end of period	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55	$13.64	$22.05
Number of accumulation units outstanding at end of period	2,105	3,851	3,875	2,192	3,269	4,554	4,798	5,210	8,128	8,849
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67	$21.82
Value at end of period	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09	$13.94	$22.67
Number of accumulation units outstanding at end of period	496	1,671	1,673	1,674	3,532	4,039	3,539	4,117	5,733	5,868
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87	$17.18
Value at end of period	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77	$10.39	$15.87
Number of accumulation units outstanding at end of period	4,436	5,131	5,252	6,838	4,717	4,720	4,258	3,918	5,451	5,898
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.33	$25.56	$24.32	$24.72	$22.94	$21.65	$20.01	$18.20	$20.19	$19.33
Value at end of period	$26.03	$25.33	$25.56	$24.32	$24.72	$22.94	$21.65	$20.01	$18.20	$20.19
Number of accumulation units outstanding at end of period	26,357	21,553	2,614	2,622	2,742	3,819	4,666	3,658	3,190	4,410
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44	$5.91	$8.36
Value at end of period	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44	$5.91
Number of accumulation units outstanding at end of period	0	896	896	896	896	896	896	896	896
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	12,884	20,464	21,170	5,816	5,821	5,821
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07	$9.31
Value at end of period	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93	$6.25	$9.07
Number of accumulation units outstanding at end of period	2,710	5,057	9,095	5,121	5,162	8,424	3,841	3,810	3,611	4,539

CFI 46

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$24.39	$24.63	$22.97	$17.67	$17.22
Value at end of period	$25.77	$24.39	$24.63	$22.97	$17.67
Number of accumulation units outstanding at end of period	1,964	2,844	2,845	2,845	178
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$14.90	$15.18	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18	$10.78
Value at end of period	$15.97	$14.90	$15.18	$13.36	$10.38	$9.54	$10.12	$8.84	$7.21	$11.18
Number of accumulation units outstanding at end of period	0	0	3,230	0	0	0	0	0	0	997
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91	$13.24
Value at end of period	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91
Number of accumulation units outstanding at end of period	579	579	579	579	772	579	579
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2009)
Value at beginning of period	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06	$6.06
Value at end of period	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Number of accumulation units outstanding at end of period	2,117	1,944	1,758	1,480	1,250	990	674	349
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80	$11.39
Value at end of period	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80
Number of accumulation units outstanding at end of period	855	1,837	1,837	1,775	1,633	1,633	1,743	795
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77	$8.31
Value at end of period	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	167
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36	$27.19
Value at end of period	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20	$19.26	$28.36
Number of accumulation units outstanding at end of period	1,213	2,013	2,013	1,643	1,598	1,492	1,585	2,082	1,898	2,606
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05	$8.52
Value at end of period	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05
Number of accumulation units outstanding at end of period	9,910	9,652	11,321	11,883	11,634	10,774	10,776	802
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$14.71	$15.00	$14.41	$12.42
Value at end of period	$15.39	$14.71	$15.00	$14.41
Number of accumulation units outstanding at end of period	0	0	0	529
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2009)
Value at beginning of period	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08	$6.49
Value at end of period	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08
Number of accumulation units outstanding at end of period	526	527	527	472	410	319	238	146

CFI 47

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.36	$13.65
Value at end of period	$13.75	$13.36
Number of accumulation units outstanding at end of period	20,136	28,001
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$22.68	$23.07	$21.96	$19.89	$17.97	$17.92	$16.38	$14.11	$18.74	$17.98
Value at end of period	$23.61	$22.68	$23.07	$21.96	$19.89	$17.97	$17.92	$16.38	$14.11	$18.74
Number of accumulation units outstanding at end of period	2,044	846	846	847	847	847	847	847	847	847
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.29	$24.95	$23.77	$19.71	$17.40	$18.19	$16.33	$13.24	$21.02	$20.31
Value at end of period	$25.58	$24.29	$24.95	$23.77	$19.71	$17.40	$18.19	$16.33	$13.24	$21.02
Number of accumulation units outstanding at end of period	624	624	624	2,810	2,812	2,813	2,815	2,687	2,191	2,740
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$23.25	$23.73	$22.58	$19.66	$17.57	$17.94	$16.25	$13.54	$19.77	$19.03
Value at end of period	$24.42	$23.25	$23.73	$22.58	$19.66	$17.57	$17.94	$16.25	$13.54	$19.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	561	0	0	500
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$11.29
Value at end of period	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	1,357	3,019	3,020	3,022	3,023	3,024	1,359
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88	$15.55
Value at end of period	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39	$10.76	$14.88
Number of accumulation units outstanding at end of period	3,372	0	2,734	2,734	0	0	0	0	647	667
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03	$17.25
Value at end of period	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90	$10.44	$18.03
Number of accumulation units outstanding at end of period	2,058	5,710	10,433	12,538	3,210	3,341	749	37	37	110
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69	$9.74
Value at end of period	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82	$6.69
Number of accumulation units outstanding at end of period	0	0	0	0	2,301	2,303	2,301	8,240	2,303
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95	$12.28
Value at end of period	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07	$6.03	$9.95
Number of accumulation units outstanding at end of period	0	83	4,020	0	531	2,967	8,735	1,907	1,203	542
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.33	$17.08	$15.37	$11.58	$10.47	$11.15	$10.10	$7.79	$13.01	$12.68
Value at end of period	$18.50	$17.33	$17.08	$15.37	$11.58	$10.47	$11.15	$10.10	$7.79	$13.01
Number of accumulation units outstanding at end of period	112	2,889	112	112	112	113	113	113	110	86
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2015)
Value at beginning of period	$14.66	$14.91
Value at end of period	$17.87	$14.66
Number of accumulation units outstanding at end of period	6,027	747
VY® FMR® DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
Value at beginning of period	$20.49	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68	$13.01
Value at end of period	$22.56	$20.49	$21.15	$20.25	$15.11	$13.38	$15.25	$12.06	$8.80	$14.68
Number of accumulation units outstanding at end of period	207	207	1,145	1,146	1,381	1,382	7,114	1,178	1,179	1,106

CFI 48

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64	$14.17
Value at end of period	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81	$8.54	$13.64
Number of accumulation units outstanding at end of period	1,255	5,545	5,548	5,549	1,258	1,258	1,259	1,350	2,560	2,212
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07	$11.84
Value at end of period	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01	$9.11	$12.07
Number of accumulation units outstanding at end of period	519	520	1,973	1,974	1,973	1,973	4,865	5,625	5,717	5,680
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73	$12.60
Value at end of period	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38	$8.50	$12.73
Number of accumulation units outstanding at end of period	5,771	1,618	1,894	1,847	2,176	3,524	3,605	3,100	2,832	901
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42	$17.90
Value at end of period	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81	$11.72	$24.42
Number of accumulation units outstanding at end of period	4,333	3,749	3,750	3,751	11,750	11,125	11,139	18,351	16,919	17,668
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23	$17.09
Value at end of period	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07	$11.36	$17.23
Number of accumulation units outstanding at end of period	898	1,324	5,909	5,447	2,210	2,527	2,244	3,404	2,338	2,062
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$21.36	$22.51	$21.09	$15.41	$14.14
Value at end of period	$25.58	$21.36	$22.51	$21.09	$15.41
Number of accumulation units outstanding at end of period	0	501	1,852	0	216
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18	$13.51
Value at end of period	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47	$8.34	$14.18
Number of accumulation units outstanding at end of period	12,884	20,096	17,131	15,207	21,942	23,735	19,994	31,255	34,332	41,754
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2009)
Value at beginning of period	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64	$11.62
Value at end of period	$19.20	$17.05	$18.15	$18.36	$16.59	$14.49	$14.82	$12.64
Number of accumulation units outstanding at end of period	2,537	103	104	452	0	0	0	2,210
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68	$12.33
Value at end of period	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88	$9.05	$12.68
Number of accumulation units outstanding at end of period	14,498	17,503	17,750	19,543	22,399	28,523	25,321	23,434	19,592	19,833
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29	$11.90
Value at end of period	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73	$7.44	$13.29
Number of accumulation units outstanding at end of period	8,472	10,189	8,461	8,674	13,463	12,333	12,549	25,488	31,481	31,954
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84	$17.57
Value at end of period	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92	$11.30	$17.84
Number of accumulation units outstanding at end of period	2,067	313	313	276	232	1,841	1,783	1,718	246	246
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32	$23.39
Value at end of period	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30	$14.41	$25.32
Number of accumulation units outstanding at end of period	1,620	5,023	3,705	4,395	5,387	5,629	5,418	5,053	10,533	11,616

CFI 49

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01	$15.16
Value at end of period	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14	$8.96	$18.01
Number of accumulation units outstanding at end of period	0	0	0	0	3,127	3,064	2,849	2,848	2,608	4,498
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.71	$11.28	$12.29	$10.54	$7.59	$8.76	$8.17	$6.27	$10.20
Value at end of period	$10.72	$10.71	$11.28	$12.29	$8.89	$7.59	$8.76	$8.17	$6.27
Number of accumulation units outstanding at end of period	0	0	0	11,562	6,832	8,509	9,927	14,551	14,443
WANGER INTERNATIONAL
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46	$10.32
Value at end of period	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27	$5.61	$10.46
Number of accumulation units outstanding at end of period	317	317	1,286	1,286	1,277	1,277	2,301	0	0	564
WANGER SELECT
Value at beginning of period	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75	$14.62
Value at end of period	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94	$7.90	$15.75
Number of accumulation units outstanding at end of period	183	183	183	183	1,197	1,198	1,005	1,005	1,504	3,306
WANGER USA
Value at beginning of period	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97	$13.46
Value at end of period	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63	$8.30	$13.97
Number of accumulation units outstanding at end of period	215	3,310	1,313	1,313	4,232	4,390	984	5,503	649	412

TABLE 10
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67	$28.22	$21.06	$37.09	$31.94
Value at end of period	$54.96	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67	$28.22	$21.06	$37.09
Number of accumulation units outstanding at end of period	6,802	7,064	8,257	9,797	12,473	10,166	10,435	8,961	12,125	18,196
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00	$19.35	$15.05	$26.57	$26.50
Value at end of period	$38.18	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00	$19.35	$15.05	$26.57
Number of accumulation units outstanding at end of period	9,053	9,136	9,314	10,223	10,382	10,543	10,714	10,879	22,407	24,016
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76	$18.95
Value at end of period	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71	$12.40	$23.76
Number of accumulation units outstanding at end of period	5,051	5,051	3,340	3,341	1,057	1,420	1,636	1,847	3,860	4,116
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59	$16.64	$13.32	$24.00	$20.71
Value at end of period	$20.35	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59	$16.64	$13.32	$24.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	91	36	47	18,290
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	2,838	2,838	2,837	4,342	2,837	2,838	9,958	2,838	32,501	4,627

CFI 50

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10	$15.26	$15.40	$15.19	$14.62
Value at end of period	$14.05	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10	$15.26	$15.40	$15.19
Number of accumulation units outstanding at end of period	10,240	10,680	11,458	14,076	27,262	43,102	55,687	71,098	81,227	142,592
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	13,918	13,919	13,918	6,836	6,835	7,085
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$25.28	$25.47	$23.70	$19.85
Value at end of period	$26.79	$25.28	$25.47	$23.70
Number of accumulation units outstanding at end of period	14	14	45	58
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2007)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$29.81
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	0	0	0	2,784	4,066	4,066	4,067	4,066	4,067	4,067
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	2,075	2,074	2,080	4,112	3,898	3,906	3,935	3,941	6,325	10,552
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	3,995	3,994	12,232	15,734	16,282	16,286	17,607	17,610	18,704	20,539
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	1,756	1,756	7,824	11,017	12,050	12,047	12,053	15,073	17,418	17,064
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01	$23.96
Value at end of period	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95	$14.84	$26.01
Number of accumulation units outstanding at end of period	14,512	14,511	14,510	14,510	14,513	16,022	12,198	12,200	5,446	6,163
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	0	0	0	2,002	2,002	2,004	4,565	5,164	8,167

CFI 51

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated May 1, 2017, for Employer-Sponsored Deferred Compensation Plans.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-17) dated May 1, 2017.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.75996-17

PART B

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2017

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2017.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration,

P.O. Box 990063

Windsor, CT  06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” we,” “our”) issues the contracts described in the prospectus and is responsible for providing each contracts’ insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. See “FEES” in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2016, 2015 and 2014 amounted to $1,646,608.99, $1,961,863.45 and $1,955,431.33, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “THE INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

Example:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2016, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2016
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2016

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Retirement Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2016, of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account B of Voya Retirement Insurance and Annuity Company at December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Boston, Massachusetts
April 6, 2017

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Assets
Investments in mutual funds
at fair value	$886	$1,489	$100	$88	$54
Total assets	886	1,489	100	88	54
Net assets	$886	$1,489	$100	$88	$54

Net assets
Accumulation units	$842	$1,239	$100	$88	$54
Contracts in payout (annuitization)	44	250	—	—	—
Total net assets	$886	$1,489	$100	$88	$54

Total number of mutual fund shares	16,544	43,056	1,495	1,992	3,238

Cost of mutual fund shares	$804	$1,296	$99	$94	$60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares
Assets
Investments in mutual funds
at fair value	$1,605	$188	$537	$1,822	$1,119
Total assets	1,605	188	537	1,822	1,119
Net assets	$1,605	$188	$537	$1,822	$1,119

Net assets
Accumulation units	$1,605	$188	$531	$1,789	$1,119
Contracts in payout (annuitization)	—	—	6	33	—
Total net assets	$1,605	$188	$537	$1,822	$1,119

Total number of mutual fund shares	781,591	17,410	536,663	266,428	67,036

Cost of mutual fund shares	$1,636	$190	$537	$1,773	$1,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,137	$1,816	$10,017	$10,441	$165
Total assets	2,137	1,816	10,017	10,441	165
Net assets	$2,137	$1,816	$10,017	$10,441	$165

Net assets
Accumulation units	$2,095	$1,794	$10,017	$10,441	$—
Contracts in payout (annuitization)	42	22	—	—	165
Total net assets	$2,137	$1,816	$10,017	$10,441	$165

Total number of mutual fund shares	444,345	190,718	455,934	176,041	30,630

Cost of mutual fund shares	$2,578	$1,777	$10,026	$8,768	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$2,353	$32,434	$18,448	$446	$2,745
Total assets	2,353	32,434	18,448	446	2,745
Net assets	$2,353	$32,434	$18,448	$446	$2,745

Net assets
Accumulation units	$2,353	$32,434	$18,448	$446	$2,745
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,353	$32,434	$18,448	$446	$2,745

Total number of mutual fund shares	132,124	977,509	81,109	35,308	141,782

Cost of mutual fund shares	$2,547	$27,974	$11,315	$437	$2,757

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA
Assets
Investments in mutual funds
at fair value	$9	$1,735	$115	$5	$302
Total assets	9	1,735	115	5	302
Net assets	$9	$1,735	$115	$5	$302

Net assets
Accumulation units	$9	$1,735	$—	$5	$—
Contracts in payout (annuitization)	—	—	115	—	302
Total net assets	$9	$1,735	$115	$5	$302

Total number of mutual fund shares	288	67,995	1,588	129	10,637

Cost of mutual fund shares	$8	$1,368	$119	$5	$245

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$996	$2,374	$479	$581	$54,205
Total assets	996	2,374	479	581	54,205
Net assets	$996	$2,374	$479	$581	$54,205

Net assets
Accumulation units	$996	$2,374	$479	$581	$34,373
Contracts in payout (annuitization)	—	—	—	—	19,832
Total net assets	$996	$2,374	$479	$581	$54,205

Total number of mutual fund shares	41,358	193,472	29,680	62,449	3,630,613

Cost of mutual fund shares	$1,000	$2,597	$584	$601	$43,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$91,044	$385	$76	$3,679	$110,998
Total assets	91,044	385	76	3,679	110,998
Net assets	$91,044	$385	$76	$3,679	$110,998

Net assets
Accumulation units	$84,131	$385	$76	$3,679	$105,690
Contracts in payout (annuitization)	6,913	—	—	—	5,308
Total net assets	$91,044	$385	$76	$3,679	$110,998

Total number of mutual fund shares	7,191,472	37,485	7,319	367,579	6,401,244

Cost of mutual fund shares	$92,569	$389	$75	$3,777	$114,896

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$7,923	$2,561	$7,064	$2,671	$4,078
Total assets	7,923	2,561	7,064	2,671	4,078
Net assets	$7,923	$2,561	$7,064	$2,671	$4,078

Net assets
Accumulation units	$7,923	$2,561	$5,172	$2,671	$4,078
Contracts in payout (annuitization)	—	—	1,892	—	—
Total net assets	$7,923	$2,561	$7,064	$2,671	$4,078

Total number of mutual fund shares	660,284	215,904	474,436	300,415	311,334

Cost of mutual fund shares	$7,774	$2,500	$6,433	$2,746	$3,412

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,289	$3,805	$77	$275	$1,983
Total assets	3,289	3,805	77	275	1,983
Net assets	$3,289	$3,805	$77	$275	$1,983

Net assets
Accumulation units	$3,289	$3,805	$77	$275	$1,983
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,289	$3,805	$77	$275	$1,983

Total number of mutual fund shares	268,894	335,271	5,614	28,787	209,844

Cost of mutual fund shares	$3,157	$3,966	$70	$290	$2,026

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,795	$714	$4,327	$10,535	$1,433
Total assets	1,795	714	4,327	10,535	1,433
Net assets	$1,795	$714	$4,327	$10,535	$1,433

Net assets
Accumulation units	$1,795	$714	$4,327	$8,756	$1,433
Contracts in payout (annuitization)	—	—	—	1,779	—
Total net assets	$1,795	$714	$4,327	$10,535	$1,433

Total number of mutual fund shares	153,144	61,213	118,281	677,072	93,100

Cost of mutual fund shares	$1,793	$724	$4,150	$10,627	$1,565

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$5,178	$1,125	$1,475	$6,373	$2,720
Total assets	5,178	1,125	1,475	6,373	2,720
Net assets	$5,178	$1,125	$1,475	$6,373	$2,720

Net assets
Accumulation units	$5,178	$1,125	$1,475	$6,373	$2,720
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,178	$1,125	$1,475	$6,373	$2,720

Total number of mutual fund shares	471,135	41,762	97,588	424,006	138,851

Cost of mutual fund shares	$5,097	$1,138	$1,791	$7,334	$2,676

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,130	$33,131	$5,532	$2,111	$371
Total assets	1,130	33,131	5,532	2,111	371
Net assets	$1,130	$33,131	$5,532	$2,111	$371

Net assets
Accumulation units	$1,130	$33,131	$5,532	$2,111	$371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,130	$33,131	$5,532	$2,111	$371

Total number of mutual fund shares	58,390	1,299,256	398,820	165,338	37,461

Cost of mutual fund shares	$1,131	$34,746	$5,654	$1,966	$488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$36,520	$42	$16,720	$23	$4,353
Total assets	36,520	42	16,720	23	4,353
Net assets	$36,520	$42	$16,720	$23	$4,353

Net assets
Accumulation units	$35,299	$42	$15,180	$—	$4,353
Contracts in payout (annuitization)	1,221	—	1,540	23	—
Total net assets	$36,520	$42	$16,720	$23	$4,353

Total number of mutual fund shares	36,519,989	41,850	1,604,579	2,256	402,313

Cost of mutual fund shares	$36,520	$42	$18,033	$25	$4,781

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,192	$5,515	$2,784	$161	$3,148
Total assets	7,192	5,515	2,784	161	3,148
Net assets	$7,192	$5,515	$2,784	$161	$3,148

Net assets
Accumulation units	$7,192	$5,515	$2,784	$161	$3,148
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,192	$5,515	$2,784	$161	$3,148

Total number of mutual fund shares	661,641	512,077	246,803	13,739	250,605

Cost of mutual fund shares	$8,059	$6,111	$2,768	$161	$3,062

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,799	$1,564	$573	$724	$67,371
Total assets	3,799	1,564	573	724	67,371
Net assets	$3,799	$1,564	$573	$724	$67,371

Net assets
Accumulation units	$3,799	$1,564	$573	$724	67,371
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,799	$1,564	$573	$724	$67,371

Total number of mutual fund shares	146,492	73,731	30,208	41,502	1,501,799

Cost of mutual fund shares	$4,204	$1,685	$513	$674	$63,664

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$3,693	$58,097	$13,417	$39,497	$31,534
Total assets	3,693	58,097	13,417	39,497	31,534
Net assets	$3,693	$58,097	$13,417	$39,497	$31,534

Net assets
Accumulation units	$3,693	$55,993	$11,778	$39,497	$26,959
Contracts in payout (annuitization)	—	2,104	1,639	—	4,575
Total net assets	$3,693	$58,097	$13,417	$39,497	$31,534

Total number of mutual fund shares	188,601	3,508,275	1,147,739	3,937,923	407,205

Cost of mutual fund shares	$3,573	$51,689	$13,687	$36,227	$29,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$10,552	$5,311	$7,200	$7,871	$1,520
Total assets	10,552	5,311	7,200	7,871	1,520
Net assets	$10,552	$5,311	$7,200	$7,871	$1,520

Net assets
Accumulation units	$9,876	$4,150	$6,211	$6,186	$—
Contracts in payout (annuitization)	676	1,161	989	1,685	1,520
Total net assets	$10,552	$5,311	$7,200	$7,871	$1,520

Total number of mutual fund shares	958,397	423,487	520,228	597,165	55,264

Cost of mutual fund shares	$10,362	$4,931	$5,575	$6,566	$1,390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$209,483	$71	$43	$2,225	$972
Total assets	209,483	71	43	2,225	972
Net assets	$209,483	$71	$43	$2,225	$972

Net assets
Accumulation units	$151,650	$71	$43	$2,225	$972
Contracts in payout (annuitization)	57,833	—	—	—	—
Total net assets	$209,483	$71	$43	$2,225	$972

Total number of mutual fund shares	7,516,434	7,435	4,500	241,557	105,684

Cost of mutual fund shares	$186,414	$72	$40	$2,279	$1,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$58,987	$7,291	$4,216	$11,111	$28
Total assets	58,987	7,291	4,216	11,111	28
Net assets	$58,987	$7,291	$4,216	$11,111	$28

Net assets
Accumulation units	$43,080	$7,291	$4,216	$9,568	$28
Contracts in payout (annuitization)	15,907	—	—	1,543	—
Total net assets	$58,987	$7,291	$4,216	$11,111	$28

Total number of mutual fund shares	2,438,483	333,393	156,670	1,261,126	3,173

Cost of mutual fund shares	$38,114	$6,706	$2,954	$12,156	$28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$25,032	$16,274	$38,918	$1,136	$980
Total assets	25,032	16,274	38,918	1,136	980
Net assets	$25,032	$16,274	$38,918	$1,136	$980

Net assets
Accumulation units	$24,611	$13,458	$38,918	$1,136	$980
Contracts in payout (annuitization)	421	2,816	—	—	—
Total net assets	$25,032	$16,274	$38,918	$1,136	$980

Total number of mutual fund shares	918,951	934,767	1,852,378	54,478	34,481

Cost of mutual fund shares	$14,137	$11,743	$35,677	$1,023	$812

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,525	$1,287	$25,664	$1,262	$4,907
Total assets	1,525	1,287	25,664	1,262	4,907
Net assets	$1,525	$1,287	$25,664	$1,262	$4,907

Net assets
Accumulation units	$1,525	$1,287	$21,180	$1,262	$4,907
Contracts in payout (annuitization)	—	—	4,484	—	—
Total net assets	$1,525	$1,287	$25,664	$1,262	$4,907

Total number of mutual fund shares	101,382	86,287	1,160,222	119,892	397,678

Cost of mutual fund shares	$1,569	$1,276	$21,515	$1,292	$5,430
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$3,181	$2,040	$2,532	$2,037	$2,113
Total assets	3,181	2,040	2,532	2,037	2,113
Net assets	$3,181	$2,040	$2,532	$2,037	$2,113

Net assets
Accumulation units	$3,181	$2,040	$2,532	$2,037	$2,113
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,181	$2,040	$2,532	$2,037	$2,113

Total number of mutual fund shares	271,429	79,516	104,562	86,148	110,650

Cost of mutual fund shares	$3,436	$2,035	$2,509	$2,509	$2,633

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

Wanger USA
Assets
Investments in mutual funds
at fair value	$1,054
Total assets	1,054
Net assets	$1,054

Net assets
Accumulation units	$1,054
Contracts in payout (annuitization)	—
Total net assets	$1,054

Total number of mutual fund shares	39,721

Cost of mutual fund shares	$1,282

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$11	$1	$1	$1
Expenses:
Mortality and expense risks and other charges	6	14	1	—	—
Total expenses	6	14	1	—	—
Net investment income (loss)	(6)	(3)	—	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	47	46	(56)	(7)	(1)
Capital gains distributions	82	99	8	9	4
Total realized gain (loss) on investments
and capital gains distributions	129	145	(48)	2	3
Net unrealized appreciation
(depreciation) of investments	(108)	(14)	19	7	(3)
Net realized and unrealized gain (loss)
on investments	21	131	(29)	9	—
Net increase (decrease) in net assets
resulting from operations	$15	$128	$(29)	$10	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares
Net investment income (loss)
Investment income:
Dividends	$29	$14	$—	$187	$—
Expenses:
Mortality and expense risks and other charges	12	4	9	30	16
Total expenses	12	4	9	30	16
Net investment income (loss)	17	10	(9)	157	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	(16)	—	153	45
Capital gains distributions	44	—	—	—	85
Total realized gain (loss) on investments
and capital gains distributions	56	(16)	—	153	130
Net unrealized appreciation
(depreciation) of investments	8	14	—	(26)	(96)
Net realized and unrealized gain (loss)
on investments	64	(2)	—	127	34
Net increase (decrease) in net assets
resulting from operations	$81	$8	$(9)	$284	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$43	$93	$220	$4	$8
Expenses:
Mortality and expense risks and other charges	33	26	104	102	2
Total expenses	33	26	104	102	2
Net investment income (loss)	10	67	116	(98)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(132)	33	(404)	1,359	—
Capital gains distributions	—	—	732	1,153	—
Total realized gain (loss) on investments
and capital gains distributions	(132)	33	328	2,512	—
Net unrealized appreciation
(depreciation) of investments	(24)	6	1,180	(2,495)	14
Net realized and unrealized gain (loss)
on investments	(156)	39	1,508	17	14
Net increase (decrease) in net assets
resulting from operations	$(146)	$106	$1,624	$(81)	$20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$35	$255	$259	$11	$20
Expenses:
Mortality and expense risks and other charges	26	287	257	7	21
Total expenses	26	287	257	7	21
Net investment income (loss)	9	(32)	2	4	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	84	3,454	1,103	2	49
Capital gains distributions	4	2,957	20	—	373
Total realized gain (loss) on investments
and capital gains distributions	88	6,411	1,123	2	422
Net unrealized appreciation
(depreciation) of investments	(269)	(4,166)	683	11	220
Net realized and unrealized gain (loss)
on investments	(181)	2,245	1,806	13	642
Net increase (decrease) in net assets
resulting from operations	$(172)	$2,213	$1,808	$17	$641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA
Net investment income (loss)
Investment income:
Dividends	$—	$8	$—	$—	$3
Expenses:
Mortality and expense risks and other charges	—	17	1	—	3
Total expenses	—	17	1	—	3
Net investment income (loss)	—	(9)	(1)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	215	(2)	—	8
Capital gains distributions	—	94	8	—	36
Total realized gain (loss) on investments
and capital gains distributions	—	309	6	—	44
Net unrealized appreciation
(depreciation) of investments	—	(67)	(8)	—	(14)
Net realized and unrealized gain (loss)
on investments	—	242	(2)	—	30
Net increase (decrease) in net assets
resulting from operations	$—	$233	$(3)	$—	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$5	$56	$3	$30	$1,006
Expenses:
Mortality and expense risks and other charges	8	22	4	6	676
Total expenses	8	22	4	6	676
Net investment income (loss)	(3)	34	(1)	24	330

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(101)	(103)	(109)	(38)	848
Capital gains distributions	37	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(64)	(103)	(109)	(38)	848
Net unrealized appreciation
(depreciation) of investments	214	171	139	90	2,318
Net realized and unrealized gain (loss)
on investments	150	68	30	52	3,166
Net increase (decrease) in net assets
resulting from operations	$147	$102	$29	$76	$3,496

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class A	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$2,199	$9	$2	$228	$652
Expenses:
Mortality and expense risks and other charges	1,142	4	—	38	1,445
Total expenses	1,142	4	—	38	1,445
Net investment income (loss)	1,057	5	2	190	(793)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	208	(1)	(3)	(107)	944
Capital gains distributions	766	—	—	—	15,030
Total realized gain (loss) on investments
and capital gains distributions	974	(1)	(3)	(107)	15,974
Net unrealized appreciation
(depreciation) of investments	1,096	6	5	335	(12,420)
Net realized and unrealized gain (loss)
on investments	2,070	5	2	228	3,554
Net increase (decrease) in net assets
resulting from operations	$3,127	$10	$4	$418	$2,761

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$184	$54	$157	$38	$89
Expenses:
Mortality and expense risks and other charges	64	29	88	30	50
Total expenses	64	29	88	30	50
Net investment income (loss)	120	25	69	8	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	215	7	422	(28)	88
Capital gains distributions	228	74	270	57	206
Total realized gain (loss) on investments
and capital gains distributions	443	81	692	29	294
Net unrealized appreciation
(depreciation) of investments	350	161	(258)	47	(96)
Net realized and unrealized gain (loss)
on investments	793	242	434	76	198
Net increase (decrease) in net assets
resulting from operations	$913	$267	$503	$84	$237

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$70	$79	$1	$—	$—
Expenses:
Mortality and expense risks and other charges	41	46	1	2	24
Total expenses	41	46	1	2	24
Net investment income (loss)	29	33	—	(2)	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	102	86	4	(16)	(56)
Capital gains distributions	269	196	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	371	282	8	(16)	(56)
Net unrealized appreciation
(depreciation) of investments	(224)	(133)	(1)	26	118
Net realized and unrealized gain (loss)
on investments	147	149	7	10	62
Net increase (decrease) in net assets
resulting from operations	$176	$182	$7	$8	$38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$25	$9	$63	$83	$8
Expenses:
Mortality and expense risks and other charges	13	9	24	129	10
Total expenses	13	9	24	129	10
Net investment income (loss)	12	—	39	(46)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	33	217	650	(5)
Capital gains distributions	—	—	—	865	123
Total realized gain (loss) on investments
and capital gains distributions	16	33	217	1,515	118
Net unrealized appreciation
(depreciation) of investments	(16)	(40)	(178)	(425)	40
Net realized and unrealized gain (loss)
on investments	—	(7)	39	1,090	158
Net increase (decrease) in net assets
resulting from operations	$12	$(7)	$78	$1,044	$156

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$332	$20	$24	$72	$19
Expenses:
Mortality and expense risks and other charges	62	8	22	49	32
Total expenses	62	8	22	49	32
Net investment income (loss)	270	12	2	23	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	(35)	(124)	(548)	141
Capital gains distributions	—	96	—	—	211
Total realized gain (loss) on investments
and capital gains distributions	61	61	(124)	(548)	352
Net unrealized appreciation
(depreciation) of investments	338	85	306	1,235	132
Net realized and unrealized gain (loss)
on investments	399	146	182	687	484
Net increase (decrease) in net assets
resulting from operations	$669	$158	$184	$710	$471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$431	$116	$31	$13
Expenses:
Mortality and expense risks and other charges	6	269	49	23	4
Total expenses	6	269	49	23	4
Net investment income (loss)	(1)	162	67	8	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(28)	497	149	99	(9)
Capital gains distributions	84	2,645	504	—	105
Total realized gain (loss) on investments
and capital gains distributions	56	3,142	653	99	96
Net unrealized appreciation
(depreciation) of investments	131	(1,212)	87	(87)	(72)
Net realized and unrealized gain (loss)
on investments	187	1,930	740	12	24
Net increase (decrease) in net assets
resulting from operations	$186	$2,092	$807	$20	$33

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$32	$—	$304	$—	$82
Expenses:
Mortality and expense risks and other charges	474	2	216	—	34
Total expenses	474	2	216	—	34
Net investment income (loss)	(442)	(2)	88	—	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(249)	(6)	(18)
Capital gains distributions	35	—	—	—	310
Total realized gain (loss) on investments
and capital gains distributions	35	—	(249)	(6)	292
Net unrealized appreciation
(depreciation) of investments	—	—	1,052	8	(136)
Net realized and unrealized gain (loss)
on investments	35	—	803	2	156
Net increase (decrease) in net assets
resulting from operations	$(407)	$(2)	$891	$2	$204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$140	$80	$34	$2	$36
Expenses:
Mortality and expense risks and other charges	56	29	27	2	15
Total expenses	56	29	27	2	15
Net investment income (loss)	84	51	7	—	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(35)	(10)	(1)	(163)
Capital gains distributions	569	434	34	3	230
Total realized gain (loss) on investments
and capital gains distributions	547	399	24	2	67
Net unrealized appreciation
(depreciation) of investments	(263)	(154)	77	7	408
Net realized and unrealized gain (loss)
on investments	284	245	101	9	475
Net increase (decrease) in net assets
resulting from operations	$368	$296	$108	$9	$496

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$65	$1	$18	$1,312
Expenses:
Mortality and expense risks and other charges	41	20	5	8	777
Total expenses	41	20	5	8	777
Net investment income (loss)	(41)	45	(4)	10	535

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	86	163	73	117	2,234
Capital gains distributions	460	170	20	—	2,758
Total realized gain (loss) on investments
and capital gains distributions	546	333	93	117	4,992
Net unrealized appreciation
(depreciation) of investments	(336)	(267)	—	(10)	2,897
Net realized and unrealized gain (loss)
on investments	210	66	93	107	7,889
Net increase (decrease) in net assets
resulting from operations	$169	$111	$89	$117	$8,424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$24	$736	$678	$123	$—
Expenses:
Mortality and expense risks and other charges	26	708	156	462	402
Total expenses	26	708	156	462	402
Net investment income (loss)	(2)	28	522	(339)	(402)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	170	248	67	986	3,620
Capital gains distributions	308	4,125	—	4,751	3,860
Total realized gain (loss) on investments
and capital gains distributions	478	4,373	67	5,737	7,480
Net unrealized appreciation
(depreciation) of investments	(25)	(5,419)	1,005	(3,143)	(7,277)
Net realized and unrealized gain (loss)
on investments	453	(1,046)	1,072	2,594	203
Net increase (decrease) in net assets
resulting from operations	$451	$(1,018)	$1,594	$2,255	$(199)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$378	$170	$217	$209	$23
Expenses:
Mortality and expense risks and other charges	125	72	80	96	19
Total expenses	125	72	80	96	19
Net investment income (loss)	253	98	137	113	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	245	285	918	331	34
Capital gains distributions	—	—	—	—	122
Total realized gain (loss) on investments
and capital gains distributions	245	285	918	331	156
Net unrealized appreciation
(depreciation) of investments	(461)	(154)	(689)	(40)	(47)
Net realized and unrealized gain (loss)
on investments	(216)	131	229	291	109
Net increase (decrease) in net assets
resulting from operations	$37	$229	$366	$404	$113
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4,118	$1	$—	$69	$27
Expenses:
Mortality and expense risks and other charges	2,361	—	—	21	12
Total expenses	2,361	—	—	21	12
Net investment income (loss)	1,757	1	—	48	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,907	(2)	—	(56)	(13)
Capital gains distributions	16,670	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	21,577	(2)	—	(56)	(13)
Net unrealized appreciation
(depreciation) of investments	(6,437)	6	3	116	41
Net realized and unrealized gain (loss)
on investments	15,140	4	3	60	28
Net increase (decrease) in net assets
resulting from operations	$16,897	$5	$3	$108	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,009	$67	$31	$362	$—
Expenses:
Mortality and expense risks and other charges	686	53	32	135	—
Total expenses	686	53	32	135	—
Net investment income (loss)	323	14	(1)	227	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,309	626	422	106	—
Capital gains distributions	—	623	101	—	—
Total realized gain (loss) on investments
and capital gains distributions	4,309	1,249	523	106	—
Net unrealized appreciation
(depreciation) of investments	432	(194)	336	(390)	—
Net realized and unrealized gain (loss)
on investments	4,741	1,055	859	(284)	—
Net increase (decrease) in net assets
resulting from operations	$5,064	$1,069	$858	$(57)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$325	$304	$618	$18	$7
Expenses:
Mortality and expense risks and other charges	315	193	477	16	8
Total expenses	315	193	477	16	8
Net investment income (loss)	10	111	141	2	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,233	1,425	1,077	114	77
Capital gains distributions	—	—	574	19	—
Total realized gain (loss) on investments
and capital gains distributions	3,233	1,425	1,651	133	77
Net unrealized appreciation
(depreciation) of investments	(1,992)	(105)	3,257	12	(21)
Net realized and unrealized gain (loss)
on investments	1,241	1,320	4,908	145	56
Net increase (decrease) in net assets
resulting from operations	$1,251	$1,431	$5,049	$147	$55

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$20	$18	$104	$32	$—
Expenses:
Mortality and expense risks and other charges	11	9	267	12	45
Total expenses	11	9	267	12	45
Net investment income (loss)	9	9	(163)	20	(45)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(46)	(50)	695	1	(165)
Capital gains distributions	178	151	2,111	2	559
Total realized gain (loss) on investments
and capital gains distributions	132	101	2,806	3	394
Net unrealized appreciation
(depreciation) of investments	40	88	2,244	(10)	(23)
Net realized and unrealized gain (loss)
on investments	172	189	5,050	(7)	371
Net increase (decrease) in net assets
resulting from operations	$181	$198	$4,887	$13	$326

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$24	$3
Expenses:
Mortality and expense risks and other charges	36	10	27	15	12
Total expenses	36	10	27	15	12
Net investment income (loss)	(36)	(10)	(27)	9	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	(93)	16	(134)	(130)
Capital gains distributions	344	143	198	167	569
Total realized gain (loss) on investments
and capital gains distributions	319	50	214	33	439
Net unrealized appreciation
(depreciation) of investments	(123)	171	62	(89)	(201)
Net realized and unrealized gain (loss)
on investments	196	221	276	(56)	238
Net increase (decrease) in net assets
resulting from operations	$160	$211	$249	$(47)	$229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—
Expenses:
Mortality and expense risks and other charges	7
Total expenses	7
Net investment income (loss)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(66)
Capital gains distributions	247
Total realized gain (loss) on investments
and capital gains distributions	181
Net unrealized appreciation
(depreciation) of investments	(65)
Net realized and unrealized gain (loss)
on investments	116
Net increase (decrease) in net assets
resulting from operations	$109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Growth Fund - Class 2	Growth-Income Fund - Class 2
Net assets at January 1, 2015	$906	$1,700	$90	$128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	3	1	2
Total realized gain (loss) on investments
and capital gains distributions	67	284	25	19
Net unrealized appreciation (depreciation)
of investments	(24)	(390)	(19)	(19)
Net increase (decrease) in net assets resulting from
operations	36	(103)	7	2
Changes from principal transactions:
Total unit transactions	(14)	(227)	37	(12)
Increase (decrease) in net assets derived from
principal transactions	(14)	(227)	37	(12)
Total increase (decrease) in net assets	22	(330)	44	(10)
Net assets at December 31, 2015	928	1,370	134	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	—	1
Total realized gain (loss) on investments
and capital gains distributions	129	145	(48)	2
Net unrealized appreciation (depreciation)
of investments	(108)	(14)	19	7
Net increase (decrease) in net assets resulting from
operations	15	128	(29)	10
Changes from principal transactions:
Total unit transactions	(57)	(9)	(5)	(40)
Increase (decrease) in net assets derived from
principal transactions	(57)	(9)	(5)	(40)
Total increase (decrease) in net assets	(42)	119	(34)	(30)
Net assets at December 31, 2016	$886	$1,489	$100	$88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	International Fund - Class 2	Calvert VP SRI Balanced Portfolio	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares
Net assets at January 1, 2015	$31	$1,232	$701	$998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(9)	9	(14)
Total realized gain (loss) on investments
and capital gains distributions	2	50	(3)	—
Net unrealized appreciation (depreciation)
of investments	(5)	(74)	(11)	—
Net increase (decrease) in net assets resulting from
operations	(2)	(33)	(5)	(14)
Changes from principal transactions:
Total unit transactions	11	(216)	(107)	(111)
Increase (decrease) in net assets derived from
principal transactions	11	(216)	(107)	(111)
Total increase (decrease) in net assets	9	(249)	(112)	(125)
Net assets at December 31, 2015	40	983	589	873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	10	(9)
Total realized gain (loss) on investments
and capital gains distributions	3	56	(16)	—
Net unrealized appreciation (depreciation)
of investments	(3)	8	14	—
Net increase (decrease) in net assets resulting from
operations	1	81	8	(9)
Changes from principal transactions:
Total unit transactions	13	541	(409)	(327)
Increase (decrease) in net assets derived from
principal transactions	13	541	(409)	(327)
Total increase (decrease) in net assets	14	622	(401)	(336)
Net assets at December 31, 2016	$54	$1,605	$188	$537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares	Federated Managed Tail Risk Fund II - Primary Shares	Federated Managed Volatility Fund II
Net assets at January 1, 2015	$3,632	$1,734	$3,751	$2,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(21)	13	72
Total realized gain (loss) on investments
and capital gains distributions	(69)	435	(63)	85
Net unrealized appreciation (depreciation)
of investments	(210)	(320)	(178)	(369)
Net increase (decrease) in net assets resulting from
operations	(127)	94	(228)	(212)
Changes from principal transactions:
Total unit transactions	(474)	(568)	(801)	(329)
Increase (decrease) in net assets derived from
principal transactions	(474)	(568)	(801)	(329)
Total increase (decrease) in net assets	(601)	(474)	(1,029)	(541)
Net assets at December 31, 2015	3,031	1,260	2,722	2,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	157	(16)	10	67
Total realized gain (loss) on investments
and capital gains distributions	153	130	(132)	33
Net unrealized appreciation (depreciation)
of investments	(26)	(96)	(24)	6
Net increase (decrease) in net assets resulting from
operations	284	18	(146)	106
Changes from principal transactions:
Total unit transactions	(1,493)	(159)	(439)	(356)
Increase (decrease) in net assets derived from
principal transactions	(1,493)	(159)	(439)	(356)
Total increase (decrease) in net assets	(1,209)	(141)	(585)	(250)
Net assets at December 31, 2016	$1,822	$1,119	$2,137	$1,816

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2015	$53,810	$13,536	$188	$3,390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(91)	10	9
Total realized gain (loss) on investments
and capital gains distributions	6,666	1,344	2	253
Net unrealized appreciation (depreciation)
of investments	(7,206)	(447)	(19)	(173)
Net increase (decrease) in net assets resulting from
operations	(562)	806	(7)	89
Changes from principal transactions:
Total unit transactions	(41,978)	(1,739)	(18)	(387)
Increase (decrease) in net assets derived from
principal transactions	(41,978)	(1,739)	(18)	(387)
Total increase (decrease) in net assets	(42,540)	(933)	(25)	(298)
Net assets at December 31, 2015	11,270	12,603	163	3,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	(98)	6	9
Total realized gain (loss) on investments
and capital gains distributions	328	2,512	—	88
Net unrealized appreciation (depreciation)
of investments	1,180	(2,495)	14	(269)
Net increase (decrease) in net assets resulting from
operations	1,624	(81)	20	(172)
Changes from principal transactions:
Total unit transactions	(2,877)	(2,081)	(18)	(567)
Increase (decrease) in net assets derived from
principal transactions	(2,877)	(2,081)	(18)	(567)
Total increase (decrease) in net assets	(1,253)	(2,162)	2	(739)
Net assets at December 31, 2016	$10,017	$10,441	$165	$2,353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2015	$42,294	$21,031	$536	$2,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	116	6	(6)
Total realized gain (loss) on investments
and capital gains distributions	7,593	826	1	564
Net unrealized appreciation (depreciation)
of investments	(7,731)	(941)	(17)	(766)
Net increase (decrease) in net assets resulting from
operations	(76)	1	(10)	(208)
Changes from principal transactions:
Total unit transactions	(4,048)	(1,524)	(35)	(497)
Increase (decrease) in net assets derived from
principal transactions	(4,048)	(1,524)	(35)	(497)
Total increase (decrease) in net assets	(4,124)	(1,523)	(45)	(705)
Net assets at December 31, 2015	38,170	19,508	491	2,294

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	2	4	(1)
Total realized gain (loss) on investments
and capital gains distributions	6,411	1,123	2	422
Net unrealized appreciation (depreciation)
of investments	(4,166)	683	11	220
Net increase (decrease) in net assets resulting from
operations	2,213	1,808	17	641
Changes from principal transactions:
Total unit transactions	(7,949)	(2,868)	(62)	(190)
Increase (decrease) in net assets derived from
principal transactions	(7,949)	(2,868)	(62)	(190)
Total increase (decrease) in net assets	(5,736)	(1,060)	(45)	451
Net assets at December 31, 2016	$32,434	$18,448	$446	$2,745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net assets at January 1, 2015	$8	$2,038	$193	$23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	356	17	8
Net unrealized appreciation (depreciation)
of investments	—	(435)	(10)	(7)
Net increase (decrease) in net assets resulting from
operations	—	(88)	6	1
Changes from principal transactions:
Total unit transactions	—	(204)	(85)	(19)
Increase (decrease) in net assets derived from
principal transactions	—	(204)	(85)	(19)
Total increase (decrease) in net assets	—	(292)	(79)	(18)
Net assets at December 31, 2015	8	1,746	114	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(9)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	309	6	—
Net unrealized appreciation (depreciation)
of investments	—	(67)	(8)	—
Net increase (decrease) in net assets resulting from
operations	—	233	(3)	—
Changes from principal transactions:
Total unit transactions	1	(244)	4	—
Increase (decrease) in net assets derived from
principal transactions	1	(244)	4	—
Total increase (decrease) in net assets	1	(11)	1	—
Net assets at December 31, 2016	$9	$1,735	$115	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer Emerging Markets VCT Portfolio - Class I
Net assets at January 1, 2015	$338	$1,251	$3,002	$658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	83	25
Total realized gain (loss) on investments
and capital gains distributions	59	269	(80)	34
Net unrealized appreciation (depreciation)
of investments	(51)	(372)	(95)	(175)
Net increase (decrease) in net assets resulting from
operations	7	(104)	(92)	(116)
Changes from principal transactions:
Total unit transactions	(31)	205	(428)	53
Increase (decrease) in net assets derived from
principal transactions	(31)	205	(428)	53
Total increase (decrease) in net assets	(24)	101	(520)	(63)
Net assets at December 31, 2015	314	1,352	2,482	595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	34	(1)
Total realized gain (loss) on investments
and capital gains distributions	44	(64)	(103)	(109)
Net unrealized appreciation (depreciation)
of investments	(14)	214	171	139
Net increase (decrease) in net assets resulting from
operations	30	147	102	29
Changes from principal transactions:
Total unit transactions	(42)	(503)	(210)	(145)
Increase (decrease) in net assets derived from
principal transactions	(42)	(503)	(210)	(145)
Total increase (decrease) in net assets	(12)	(356)	(108)	(116)
Net assets at December 31, 2016	$302	$996	$2,374	$479

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class A
Net assets at January 1, 2015	$1,154	$68,867	$103,349	$182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	487	2,287	2
Total realized gain (loss) on investments
and capital gains distributions	(42)	436	1,364	7
Net unrealized appreciation (depreciation)
of investments	(13)	(2,755)	(4,181)	(16)
Net increase (decrease) in net assets resulting from
operations	(22)	(1,832)	(530)	(7)
Changes from principal transactions:
Total unit transactions	(548)	(8,117)	(4,433)	(32)
Increase (decrease) in net assets derived from
principal transactions	(548)	(8,117)	(4,433)	(32)
Total increase (decrease) in net assets	(570)	(9,949)	(4,963)	(39)
Net assets at December 31, 2015	584	58,918	98,386	143

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	330	1,057	5
Total realized gain (loss) on investments
and capital gains distributions	(38)	848	974	(1)
Net unrealized appreciation (depreciation)
of investments	90	2,318	1,096	6
Net increase (decrease) in net assets resulting from
operations	76	3,496	3,127	10
Changes from principal transactions:
Total unit transactions	(79)	(8,209)	(10,469)	232
Increase (decrease) in net assets derived from
principal transactions	(79)	(8,209)	(10,469)	232
Total increase (decrease) in net assets	(3)	(4,713)	(7,342)	242
Net assets at December 31, 2016	$581	$54,205	$91,044	$385

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2015	$53	$4,416	$137,277	$10,688

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	172	(922)	84
Total realized gain (loss) on investments
and capital gains distributions	3	(19)	17,614	1,396
Net unrealized appreciation (depreciation)
of investments	(4)	(238)	(9,961)	(1,982)
Net increase (decrease) in net assets resulting from
operations	0	(85)	6,731	(502)
Changes from principal transactions:
Total unit transactions	(11)	(911)	(16,990)	(2,001)
Increase (decrease) in net assets derived from
principal transactions	(11)	(911)	(16,990)	(2,001)
Total increase (decrease) in net assets	(11)	(996)	(10,259)	(2,503)
Net assets at December 31, 2015	42	3,420	127,018	8,185

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	190	(793)	120
Total realized gain (loss) on investments
and capital gains distributions	(3)	(107)	15,974	443
Net unrealized appreciation (depreciation)
of investments	5	335	(12,420)	350
Net increase (decrease) in net assets resulting from
operations	4	418	2,761	913
Changes from principal transactions:
Total unit transactions	30	(159)	(18,781)	(1,175)
Increase (decrease) in net assets derived from
principal transactions	30	(159)	(18,781)	(1,175)
Total increase (decrease) in net assets	34	259	(16,020)	(262)
Net assets at December 31, 2016	$76	$3,679	$110,998	$7,923

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class
Net assets at January 1, 2015	$1,401	$9,091	$2,993	$4,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(22)	10	18
Total realized gain (loss) on investments
and capital gains distributions	115	1,004	43	168
Net unrealized appreciation (depreciation)
of investments	(285)	(1,121)	(108)	(335)
Net increase (decrease) in net assets resulting from
operations	(149)	(139)	(55)	(149)
Changes from principal transactions:
Total unit transactions	1,365	(1,190)	(396)	(260)
Increase (decrease) in net assets derived from
principal transactions	1,365	(1,190)	(396)	(260)
Total increase (decrease) in net assets	1,216	(1,329)	(451)	(409)
Net assets at December 31, 2015	2,617	7,762	2,542	4,082

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	69	8	39
Total realized gain (loss) on investments
and capital gains distributions	81	692	29	294
Net unrealized appreciation (depreciation)
of investments	161	(258)	47	(96)
Net increase (decrease) in net assets resulting from
operations	267	503	84	237
Changes from principal transactions:
Total unit transactions	(323)	(1,201)	45	(241)
Increase (decrease) in net assets derived from
principal transactions	(323)	(1,201)	45	(241)
Total increase (decrease) in net assets	(56)	(698)	129	(4)
Net assets at December 31, 2016	$2,561	$7,064	$2,671	$4,078
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
Net assets at January 1, 2015	$3,679	$5,251	$87	$325

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(15)	—	2
Total realized gain (loss) on investments
and capital gains distributions	282	514	9	(1)
Net unrealized appreciation (depreciation)
of investments	(384)	(620)	(9)	(11)
Net increase (decrease) in net assets resulting from
operations	(91)	(121)	—	(10)
Changes from principal transactions:
Total unit transactions	(331)	(767)	(1)	—
Increase (decrease) in net assets derived from
principal transactions	(331)	(767)	(1)	—
Total increase (decrease) in net assets	(422)	(888)	(1)	(10)
Net assets at December 31, 2015	3,257	4,363	86	315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	33	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	371	282	8	(16)
Net unrealized appreciation (depreciation)
of investments	(224)	(133)	(1)	26
Net increase (decrease) in net assets resulting from
operations	176	182	7	8
Changes from principal transactions:
Total unit transactions	(144)	(740)	(16)	(48)
Increase (decrease) in net assets derived from
principal transactions	(144)	(740)	(16)	(48)
Total increase (decrease) in net assets	32	(558)	(9)	(40)
Net assets at December 31, 2016	$3,289	$3,805	$77	$275

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2015	$2,195	$2,211	$988	$4,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	47	16	26
Total realized gain (loss) on investments
and capital gains distributions	(135)	54	76	372
Net unrealized appreciation (depreciation)
of investments	51	(145)	(122)	(336)
Net increase (decrease) in net assets resulting from
operations	(84)	(44)	(30)	62
Changes from principal transactions:
Total unit transactions	(237)	(241)	(184)	(458)
Increase (decrease) in net assets derived from
principal transactions	(237)	(241)	(184)	(458)
Total increase (decrease) in net assets	(321)	(285)	(214)	(396)
Net assets at December 31, 2015	1,874	1,926	774	4,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	12	—	39
Total realized gain (loss) on investments
and capital gains distributions	(56)	16	33	217
Net unrealized appreciation (depreciation)
of investments	118	(16)	(40)	(178)
Net increase (decrease) in net assets resulting from
operations	38	12	(7)	78
Changes from principal transactions:
Total unit transactions	71	(143)	(53)	81
Increase (decrease) in net assets derived from
principal transactions	71	(143)	(53)	81
Total increase (decrease) in net assets	109	(131)	(60)	159
Net assets at December 31, 2016	$1,983	$1,795	$714	$4,327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® Franklin Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2015	$13,380	$1,968	$6,191	$1,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(109)	(11)	194	23
Total realized gain (loss) on investments
and capital gains distributions	2,785	372	117	212
Net unrealized appreciation (depreciation)
of investments	(2,921)	(380)	(738)	(275)
Net increase (decrease) in net assets resulting from
operations	(245)	(19)	(427)	(40)
Changes from principal transactions:
Total unit transactions	(2,375)	(523)	(714)	(23)
Increase (decrease) in net assets derived from
principal transactions	(2,375)	(523)	(714)	(23)
Total increase (decrease) in net assets	(2,620)	(542)	(1,141)	(63)
Net assets at December 31, 2015	10,760	1,426	5,050	978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(2)	270	12
Total realized gain (loss) on investments
and capital gains distributions	1,515	118	61	61
Net unrealized appreciation (depreciation)
of investments	(425)	40	338	85
Net increase (decrease) in net assets resulting from
operations	1,044	156	669	158
Changes from principal transactions:
Total unit transactions	(1,269)	(149)	(541)	(11)
Increase (decrease) in net assets derived from
principal transactions	(1,269)	(149)	(541)	(11)
Total increase (decrease) in net assets	(225)	7	128	147
Net assets at December 31, 2016	$10,535	$1,433	$5,178	$1,125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net assets at January 1, 2015	$2,362	$7,745	$3,194	$1,091

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	28	(24)	(6)
Total realized gain (loss) on investments
and capital gains distributions	55	(19)	606	192
Net unrealized appreciation (depreciation)
of investments	(386)	(1,247)	(715)	(227)
Net increase (decrease) in net assets resulting from
operations	(330)	(1,238)	(133)	(41)
Changes from principal transactions:
Total unit transactions	(439)	(317)	(350)	(52)
Increase (decrease) in net assets derived from
principal transactions	(439)	(317)	(350)	(52)
Total increase (decrease) in net assets	(769)	(1,555)	(483)	(93)
Net assets at December 31, 2015	1,593	6,190	2,711	998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	23	(13)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(124)	(548)	352	56
Net unrealized appreciation (depreciation)
of investments	306	1,235	132	131
Net increase (decrease) in net assets resulting from
operations	184	710	471	186
Changes from principal transactions:
Total unit transactions	(302)	(527)	(462)	(54)
Increase (decrease) in net assets derived from
principal transactions	(302)	(527)	(462)	(54)
Total increase (decrease) in net assets	(118)	183	9	132
Net assets at December 31, 2016	$1,475	$6,373	$2,720	$1,130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class
Net assets at January 1, 2015	$26,434	$5,965	$2,586	$456

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	59	(4)	7
Total realized gain (loss) on investments
and capital gains distributions	4,516	829	182	29
Net unrealized appreciation (depreciation)
of investments	(3,458)	(1,325)	(228)	(70)
Net increase (decrease) in net assets resulting from
operations	1,184	(437)	(50)	(34)
Changes from principal transactions:
Total unit transactions	1,556	(433)	(235)	(74)
Increase (decrease) in net assets derived from
principal transactions	1,556	(433)	(235)	(74)
Total increase (decrease) in net assets	2,740	(870)	(285)	(108)
Net assets at December 31, 2015	29,174	5,095	2,301	348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	67	8	9
Total realized gain (loss) on investments
and capital gains distributions	3,142	653	99	96
Net unrealized appreciation (depreciation)
of investments	(1,212)	87	(87)	(72)
Net increase (decrease) in net assets resulting from
operations	2,092	807	20	33
Changes from principal transactions:
Total unit transactions	1,865	(370)	(210)	(10)
Increase (decrease) in net assets derived from
principal transactions	1,865	(370)	(210)	(10)
Total increase (decrease) in net assets	3,957	437	(190)	23
Net assets at December 31, 2016	$33,131	$5,532	$2,111	$371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Government Money Market Portfolio - Class S	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2015	$47,372	$45	$22,507	$79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(535)	—	(242)	(1)
Total realized gain (loss) on investments
and capital gains distributions	5	—	(229)	(2)
Net unrealized appreciation (depreciation)
of investments	—	—	(628)	(2)
Net increase (decrease) in net assets resulting from
operations	(530)	—	(1,099)	(5)
Changes from principal transactions:
Total unit transactions	(5,699)	(1)	(3,827)	(8)
Increase (decrease) in net assets derived from
principal transactions	(5,699)	(1)	(3,827)	(8)
Total increase (decrease) in net assets	(6,229)	(1)	(4,926)	(13)
Net assets at December 31, 2015	41,143	44	17,581	66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(442)	(2)	88	—
Total realized gain (loss) on investments
and capital gains distributions	35	—	(249)	(6)
Net unrealized appreciation (depreciation)
of investments	—	—	1,052	8
Net increase (decrease) in net assets resulting from
operations	(407)	(2)	891	2
Changes from principal transactions:
Total unit transactions	(4,216)	—	(1,752)	(45)
Increase (decrease) in net assets derived from
principal transactions	(4,216)	—	(1,752)	(45)
Total increase (decrease) in net assets	(4,623)	(2)	(861)	(43)
Net assets at December 31, 2016	$36,520	$42	$16,720	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2015	$3,909	$6,894	$3,274	$1,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	96	159	88	15
Total realized gain (loss) on investments
and capital gains distributions	527	1,127	563	74
Net unrealized appreciation (depreciation)
of investments	(672)	(1,381)	(731)	(150)
Net increase (decrease) in net assets resulting from
operations	(49)	(95)	(80)	(61)
Changes from principal transactions:
Total unit transactions	(60)	236	882	2,120
Increase (decrease) in net assets derived from
principal transactions	(60)	236	882	2,120
Total increase (decrease) in net assets	(109)	141	802	2,059
Net assets at December 31, 2015	3,800	7,035	4,076	3,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	84	51	7
Total realized gain (loss) on investments
and capital gains distributions	292	547	399	24
Net unrealized appreciation (depreciation)
of investments	(136)	(263)	(154)	77
Net increase (decrease) in net assets resulting from
operations	204	368	296	108
Changes from principal transactions:
Total unit transactions	349	(211)	1,143	(482)
Increase (decrease) in net assets derived from
principal transactions	349	(211)	1,143	(482)
Total increase (decrease) in net assets	553	157	1,439	(374)
Net assets at December 31, 2016	$4,353	$7,192	$5,515	$2,784

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2015	$—	$3,190	$6,303	$2,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	29	(42)	(4)
Total realized gain (loss) on investments
and capital gains distributions	—	652	870	463
Net unrealized appreciation (depreciation)
of investments	(7)	(749)	(1,155)	(422)
Net increase (decrease) in net assets resulting from
operations	(8)	(68)	(327)	37
Changes from principal transactions:
Total unit transactions	197	(299)	(1,127)	(213)
Increase (decrease) in net assets derived from
principal transactions	197	(299)	(1,127)	(213)
Total increase (decrease) in net assets	189	(367)	(1,454)	(176)
Net assets at December 31, 2015	189	2,823	4,849	2,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21	(41)	45
Total realized gain (loss) on investments
and capital gains distributions	2	67	546	333
Net unrealized appreciation (depreciation)
of investments	7	408	(336)	(267)
Net increase (decrease) in net assets resulting from
operations	9	496	169	111
Changes from principal transactions:
Total unit transactions	(37)	(171)	(1,219)	(844)
Increase (decrease) in net assets derived from
principal transactions	(37)	(171)	(1,219)	(844)
Total increase (decrease) in net assets	(28)	325	(1,050)	(733)
Net assets at December 31, 2016	$161	$3,148	$3,799	$1,564

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2015	$683	$1,459	$80,865	$3,877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	16	728	(9)
Total realized gain (loss) on investments
and capital gains distributions	37	184	7,790	850
Net unrealized appreciation (depreciation)
of investments	(58)	(274)	(10,854)	(981)
Net increase (decrease) in net assets resulting from
operations	(26)	(74)	(2,336)	(140)
Changes from principal transactions:
Total unit transactions	87	(298)	(9,877)	(279)
Increase (decrease) in net assets derived from
principal transactions	87	(298)	(9,877)	(279)
Total increase (decrease) in net assets	61	(372)	(12,213)	(419)
Net assets at December 31, 2015	744	1,087	68,652	3,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	10	535	(2)
Total realized gain (loss) on investments
and capital gains distributions	93	117	4,992	478
Net unrealized appreciation (depreciation)
of investments	—	(10)	2,897	(25)
Net increase (decrease) in net assets resulting from
operations	89	117	8,424	451
Changes from principal transactions:
Total unit transactions	(260)	(480)	(9,705)	(216)
Increase (decrease) in net assets derived from
principal transactions	(260)	(480)	(9,705)	(216)
Total increase (decrease) in net assets	(171)	(363)	(1,281)	235
Net assets at December 31, 2016	$573	$724	$67,371	$3,693

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2015	$72,781	$15,880	$46,522	$37,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	178	591	(540)	(453)
Total realized gain (loss) on investments
and capital gains distributions	8,168	141	8,427	7,519
Net unrealized appreciation (depreciation)
of investments	(6,102)	(1,528)	(7,364)	(3,709)
Net increase (decrease) in net assets resulting from
operations	2,244	(796)	523	3,357
Changes from principal transactions:
Total unit transactions	(7,252)	(2,187)	(4,364)	(1,949)
Increase (decrease) in net assets derived from
principal transactions	(7,252)	(2,187)	(4,364)	(1,949)
Total increase (decrease) in net assets	(5,008)	(2,983)	(3,841)	1,408
Net assets at December 31, 2015	67,773	12,897	42,681	38,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	522	(339)	(402)
Total realized gain (loss) on investments
and capital gains distributions	4,373	67	5,737	7,480
Net unrealized appreciation (depreciation)
of investments	(5,419)	1,005	(3,143)	(7,277)
Net increase (decrease) in net assets resulting from
operations	(1,018)	1,594	2,255	(199)
Changes from principal transactions:
Total unit transactions	(8,658)	(1,074)	(5,439)	(6,725)
Increase (decrease) in net assets derived from
principal transactions	(8,658)	(1,074)	(5,439)	(6,725)
Total increase (decrease) in net assets	(9,676)	520	(3,184)	(6,924)
Net assets at December 31, 2016	$58,097	$13,417	$39,497	$31,534

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2015	$14,838	$6,582	$9,374	$9,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	400	130	147	151
Total realized gain (loss) on investments
and capital gains distributions	844	322	323	704
Net unrealized appreciation (depreciation)
of investments	(1,833)	(550)	(679)	(979)
Net increase (decrease) in net assets resulting from
operations	(589)	(98)	(209)	(124)
Changes from principal transactions:
Total unit transactions	(1,379)	(376)	(325)	(1,530)
Increase (decrease) in net assets derived from
principal transactions	(1,379)	(376)	(325)	(1,530)
Total increase (decrease) in net assets	(1,968)	(474)	(534)	(1,654)
Net assets at December 31, 2015	12,870	6,108	8,840	7,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	98	137	113
Total realized gain (loss) on investments
and capital gains distributions	245	285	918	331
Net unrealized appreciation (depreciation)
of investments	(461)	(154)	(689)	(40)
Net increase (decrease) in net assets resulting from
operations	37	229	366	404
Changes from principal transactions:
Total unit transactions	(2,355)	(1,026)	(2,006)	(495)
Increase (decrease) in net assets derived from
principal transactions	(2,355)	(1,026)	(2,006)	(495)
Total increase (decrease) in net assets	(2,318)	(797)	(1,640)	(91)
Net assets at December 31, 2016	$10,552	$5,311	$7,200	$7,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Emerging Markets Index Portfolio - Class I	Voya Euro STOXX 50® Index Portfolio - Class I
Net assets at January 1, 2015	$1,814	$244,610	$2	$46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1,875	2	1
Total realized gain (loss) on investments
and capital gains distributions	159	21,755	(8)	1
Net unrealized appreciation (depreciation)
of investments	(208)	(29,189)	(7)	(4)
Net increase (decrease) in net assets resulting from
operations	(45)	(5,559)	(13)	(2)
Changes from principal transactions:
Total unit transactions	(252)	(23,527)	42	—
Increase (decrease) in net assets derived from
principal transactions	(252)	(23,527)	42	—
Total increase (decrease) in net assets	(297)	(29,086)	29	(2)
Net assets at December 31, 2015	1,517	215,524	31	44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1,757	1	—
Total realized gain (loss) on investments
and capital gains distributions	156	21,577	(2)	—
Net unrealized appreciation (depreciation)
of investments	(47)	(6,437)	6	3
Net increase (decrease) in net assets resulting from
operations	113	16,897	5	3
Changes from principal transactions:
Total unit transactions	(110)	(22,938)	35	(4)
Increase (decrease) in net assets derived from
principal transactions	(110)	(22,938)	35	(4)
Total increase (decrease) in net assets	3	(6,041)	40	(1)
Net assets at December 31, 2016	$1,520	$209,483	$71	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2015	$—	$—	$68,972	$7,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(6)	289	10
Total realized gain (loss) on investments
and capital gains distributions	(13)	(1)	3,304	1,595
Net unrealized appreciation (depreciation)
of investments	(170)	(71)	(3,767)	(1,798)
Net increase (decrease) in net assets resulting from
operations	(185)	(78)	(174)	(193)
Changes from principal transactions:
Total unit transactions	2,883	1,168	(7,135)	(811)
Increase (decrease) in net assets derived from
principal transactions	2,883	1,168	(7,135)	(811)
Total increase (decrease) in net assets	2,698	1,090	(7,309)	(1,004)
Net assets at December 31, 2015	2,698	1,090	61,663	6,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	15	323	14
Total realized gain (loss) on investments
and capital gains distributions	(56)	(13)	4,309	1,249
Net unrealized appreciation (depreciation)
of investments	116	41	432	(194)
Net increase (decrease) in net assets resulting from
operations	108	43	5,064	1,069
Changes from principal transactions:
Total unit transactions	(581)	(161)	(7,740)	(680)
Increase (decrease) in net assets derived from
principal transactions	(581)	(161)	(7,740)	(680)
Total increase (decrease) in net assets	(473)	(118)	(2,676)	389
Net assets at December 31, 2016	$2,225	$972	$58,987	$7,291

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net assets at January 1, 2015	$4,193	$14,009	$111	$28,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	261	2	(19)
Total realized gain (loss) on investments
and capital gains distributions	447	440	5	2,378
Net unrealized appreciation (depreciation)
of investments	(597)	(940)	(7)	(664)
Net increase (decrease) in net assets resulting from
operations	(150)	(239)	—	1,695
Changes from principal transactions:
Total unit transactions	(430)	(1,181)	(102)	(2,828)
Increase (decrease) in net assets derived from
principal transactions	(430)	(1,181)	(102)	(2,828)
Total increase (decrease) in net assets	(580)	(1,420)	(102)	(1,133)
Net assets at December 31, 2015	3,613	12,589	9	26,934

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	227	—	10
Total realized gain (loss) on investments
and capital gains distributions	523	106	—	3,233
Net unrealized appreciation (depreciation)
of investments	336	(390)	—	(1,992)
Net increase (decrease) in net assets resulting from
operations	858	(57)	—	1,251
Changes from principal transactions:
Total unit transactions	(255)	(1,421)	19	(3,153)
Increase (decrease) in net assets derived from
principal transactions	(255)	(1,421)	19	(3,153)
Total increase (decrease) in net assets	603	(1,478)	19	(1,902)
Net assets at December 31, 2016	$4,216	$11,111	$28	$25,032
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2015	$17,991	$7,158	$1,817	$1,595

Increase (decrease) in net assets
Operations:
Net investment income (loss)	77	(127)	1	(4)
Total realized gain (loss) on investments
and capital gains distributions	1,438	1,244	326	195
Net unrealized appreciation (depreciation)
of investments	(1,392)	(2,617)	(401)	(206)
Net increase (decrease) in net assets resulting from
operations	123	(1,500)	(74)	(15)
Changes from principal transactions:
Total unit transactions	(1,577)	33,649	(435)	(490)
Increase (decrease) in net assets derived from
principal transactions	(1,577)	33,649	(435)	(490)
Total increase (decrease) in net assets	(1,454)	32,149	(509)	(505)
Net assets at December 31, 2015	16,537	39,307	1,308	1,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	141	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,425	1,651	133	77
Net unrealized appreciation (depreciation)
of investments	(105)	3,257	12	(21)
Net increase (decrease) in net assets resulting from
operations	1,431	5,049	147	55
Changes from principal transactions:
Total unit transactions	(1,694)	(5,438)	(319)	(165)
Increase (decrease) in net assets derived from
principal transactions	(1,694)	(5,438)	(319)	(165)
Total increase (decrease) in net assets	(263)	(389)	(172)	(110)
Net assets at December 31, 2016	$16,274	$38,918	$1,136	$980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2015	$1,582	$1,447	$27,287	$1,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	6	(172)	20
Total realized gain (loss) on investments
and capital gains distributions	252	211	4,867	(13)
Net unrealized appreciation (depreciation)
of investments	(300)	(290)	(5,101)	(16)
Net increase (decrease) in net assets resulting from
operations	(40)	(73)	(406)	(9)
Changes from principal transactions:
Total unit transactions	(91)	11	(3,498)	(167)
Increase (decrease) in net assets derived from
principal transactions	(91)	11	(3,498)	(167)
Total increase (decrease) in net assets	(131)	(62)	(3,904)	(176)
Net assets at December 31, 2015	1,451	1,385	23,383	1,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	9	(163)	20
Total realized gain (loss) on investments
and capital gains distributions	132	101	2,806	3
Net unrealized appreciation (depreciation)
of investments	40	88	2,244	(10)
Net increase (decrease) in net assets resulting from
operations	181	198	4,887	13
Changes from principal transactions:
Total unit transactions	(107)	(296)	(2,606)	—
Increase (decrease) in net assets derived from
principal transactions	(107)	(296)	(2,606)	—
Total increase (decrease) in net assets	74	(98)	2,281	13
Net assets at December 31, 2016	$1,525	$1,287	$25,664	$1,262

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2015	$5,968	$3,108	$1,175	$2,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(53)	(37)	(9)	(31)
Total realized gain (loss) on investments
and capital gains distributions	889	521	167	373
Net unrealized appreciation (depreciation)
of investments	(839)	(510)	(174)	(381)
Net increase (decrease) in net assets resulting from
operations	(3)	(26)	(16)	(39)
Changes from principal transactions:
Total unit transactions	(514)	(68)	488	(413)
Increase (decrease) in net assets derived from
principal transactions	(514)	(68)	488	(413)
Total increase (decrease) in net assets	(517)	(94)	472	(452)
Net assets at December 31, 2015	5,451	3,014	1,647	2,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(36)	(10)	(27)
Total realized gain (loss) on investments
and capital gains distributions	394	319	50	214
Net unrealized appreciation (depreciation)
of investments	(23)	(123)	171	62
Net increase (decrease) in net assets resulting from
operations	326	160	211	249
Changes from principal transactions:
Total unit transactions	(870)	7	182	176
Increase (decrease) in net assets derived from
principal transactions	(870)	7	182	176
Total increase (decrease) in net assets	(544)	167	393	425
Net assets at December 31, 2016	$4,907	$3,181	$2,040	$2,532

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2015	$2,421	$2,770	$1,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(15)	(8)
Total realized gain (loss) on investments
and capital gains distributions	135	819	175
Net unrealized appreciation (depreciation)
of investments	(158)	(795)	(188)
Net increase (decrease) in net assets resulting from
operations	(8)	9	(21)
Changes from principal transactions:
Total unit transactions	(258)	(560)	23
Increase (decrease) in net assets derived from
principal transactions	(258)	(560)	23
Total increase (decrease) in net assets	(266)	(551)	2
Net assets at December 31, 2015	2,155	2,219	1,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(9)	(7)
Total realized gain (loss) on investments
and capital gains distributions	33	439	181
Net unrealized appreciation (depreciation)
of investments	(89)	(201)	(65)
Net increase (decrease) in net assets resulting from
operations	(47)	229	109
Changes from principal transactions:
Total unit transactions	(71)	(335)	(70)
Increase (decrease) in net assets derived from
principal transactions	(71)	(335)	(70)
Total increase (decrease) in net assets	(118)	(106)	39
Net assets at December 31, 2016	$2,037	$2,113	$1,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING continues to hold certain warrants to purchase shares of Voya Financial, Inc. common stock.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2016, the Account had 111 investment divisions (the “Divisions”), 32 of which invest in independently managed mutual funds and 79 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2016 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
American Funds Insurance Series®:
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio

Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Tail Risk Fund II - Primary Shares
Federated Managed Volatility Fund II

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class

Voya Investors Trust: (continued)
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
VY® FMR® Diversified Mid Cap Portfolio - Service Class
VY® Franklin Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Government Money Market Portfolio - Class S
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2016. The following is a summary of current and former names for those Divisions:

Current Name
Federated Insurance Series:
Federated Government Money Fund II - Service Shares
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Government Money Market Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

Former Name
Federated Insurance Series:
Federated Prime Money Fund II - Primary Shares
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Money Market Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I
Voya Global Value Advantage Portfolio - Class S

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2016 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2016. The Account had no liabilities as of December 31, 2016.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2016, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.18% to 0.83% of the average net assets of each respective Fund.

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$163	$144
Invesco V.I. Core Equity Fund - Series I Shares	216	129
American Funds Insurance Series®:
Growth Fund - Class 2	550	547
Growth-Income Fund - Class 2	34	63
International Fund - Class 2	31	13
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	867	266
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	25	425
Federated Government Money Fund II - Service Shares	274	610
Federated High Income Bond Fund II - Primary Shares	462	1,798
Federated Kaufmann Fund II - Primary Shares	220	309
Federated Managed Tail Risk Fund II - Primary Shares	193	622
Federated Managed Volatility Fund II	162	452
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,849	3,878
Fidelity® VIP Growth Portfolio - Initial Class	1,743	2,769
Fidelity® VIP High Income Portfolio - Initial Class	9	22
Fidelity® VIP Overseas Portfolio - Initial Class	272	826
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,253	9,277
Fidelity® VIP Index 500 Portfolio - Initial Class	1,062	3,907
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	68
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,065	883
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	246	404
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	105	94
Oppenheimer Global Fund/VA	—	—

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Fund®/VA	$41	$46
Oppenheimer Main Street Small Cap Fund®/VA	115	584
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	360	536
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	109	256
Pioneer High Yield VCT Portfolio - Class I	159	213
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	2,065	9,944
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	7,297	15,943
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	286	49
Voya Global Perspectives® Portfolio - Class I	95	64
Voya High Yield Portfolio - Service Class	880	848
Voya Large Cap Growth Portfolio - Institutional Class	17,150	21,695
Voya Large Cap Value Portfolio - Institutional Class	728	1,556
Voya Large Cap Value Portfolio - Service Class	246	471
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	833	1,695
Voya Retirement Conservative Portfolio - Adviser Class	700	590
Voya Retirement Growth Portfolio - Adviser Class	305	300
Voya Retirement Moderate Growth Portfolio - Adviser Class	565	412
Voya Retirement Moderate Portfolio - Adviser Class	294	805
Voya U.S. Stock Index Portfolio - Service Class	6	17
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	95	146
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	397	350
VY® Clarion Global Real Estate Portfolio - Institutional Class	261	392
VY® Clarion Global Real Estate Portfolio - Service Class	147	200
VY® Clarion Real Estate Portfolio - Service Class	1,177	1,057
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	1,245	1,694
VY® FMR® Diversified Mid Cap Portfolio - Service Class	334	362
VY® Franklin Income Portfolio - Service Class	763	1,035
VY® Invesco Growth and Income Portfolio - Service Class	456	359
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	224	524
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,148	1,653
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	475	739
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	229	200
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	9,488	4,816
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,678	1,477
VY® T. Rowe Price International Stock Portfolio - Service Class	243	445
VY® Templeton Global Growth Portfolio - Service Class	133	29
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	10,716	15,339
Voya Government Money Market Portfolio - Class S	985	987
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,598	3,262
Voya Global Bond Portfolio - Service Class	1	46

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Solution 2025 Portfolio - Service Class	$1,150	$443
Voya Solution 2035 Portfolio - Service Class	1,662	1,219
Voya Solution 2045 Portfolio - Service Class	1,950	322
Voya Solution Income Portfolio - Service Class	312	753
Voya Solution Moderately Aggressive Portfolio - Service Class	5	39
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,644	1,565
VY® Baron Growth Portfolio - Service Class	650	1,450
VY® Columbia Contrarian Core Portfolio - Service Class	339	968
VY® Columbia Small Cap Value II Portfolio - Service Class	188	433
VY® Invesco Comstock Portfolio - Service Class	92	561
VY® Invesco Equity and Income Portfolio - Initial Class	4,703	11,115
VY® JPMorgan Mid Cap Value Portfolio - Service Class	643	553
VY® Oppenheimer Global Portfolio - Initial Class	5,177	9,682
VY® Pioneer High Yield Portfolio - Initial Class	2,296	2,847
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,964	6,992
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	6,091	9,359
VY® Templeton Foreign Equity Portfolio - Initial Class	884	2,986
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	816	1,743
Voya Strategic Allocation Growth Portfolio - Class I	489	2,358
Voya Strategic Allocation Moderate Portfolio - Class I	495	877
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	184	168
Voya Growth and Income Portfolio - Class I	26,245	30,757
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	142	106
Voya Euro STOXX 50® Index Portfolio - Class I	41	45
Voya Global Equity Portfolio - Class I	177	710
Voya Global Equity Portfolio - Class S	31	177
Voya Index Plus LargeCap Portfolio - Class I	2,503	9,921
Voya Index Plus MidCap Portfolio - Class I	1,382	1,425
Voya Index Plus SmallCap Portfolio - Class I	731	885
Voya International Index Portfolio - Class I	1,176	2,370
Voya International Index Portfolio - Class S	21	3
Voya Russell™ Large Cap Growth Index Portfolio - Class I	2,425	5,568
Voya Russell™ Large Cap Index Portfolio - Class I	1,595	3,178
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,585	7,308
Voya Russell™ Large Cap Value Index Portfolio - Class S	85	382
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	59	224
Voya Russell™ Mid Cap Index Portfolio - Class I	515	435
Voya Russell™ Small Cap Index Portfolio - Class I	348	484
Voya Small Company Portfolio - Class I	3,175	3,833
Voya U.S. Bond Index Portfolio - Class I	863	840
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,002	1,357
Voya MidCap Opportunities Portfolio - Class S	740	425
Voya SmallCap Opportunities Portfolio - Class I	777	462

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Products Trust (continued):
Voya SmallCap Opportunities Portfolio - Class S	$537	$189
Wanger Advisors Trust:
Wanger International	586	481
Wanger Select	809	584
Wanger USA	388	219

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	36,136	37,342	(1,206)	40,747	41,361	(614)
Invesco V.I. Core Equity Fund - Series I Shares	108,799	108,306	493	144,567	157,541	(12,974)
American Funds Insurance Series®:
Growth Fund - Class 2	47,745	51,222	(3,477)	10,456	7,199	3,257
Growth-Income Fund - Class 2	971	2,608	(1,637)	491	991	(500)
International Fund - Class 2	1,572	801	771	676	11	665
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	29,297	15,822	13,475	2,333	14,170	(11,837)
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	2	20,287	(20,285)	3,693	9,005	(5,312)
Federated Government Money Fund II - Service Shares	20,896	47,360	(26,464)	9,583	18,510	(8,927)
Federated High Income Bond Fund II - Primary Shares	23,191	66,631	(43,440)	20,361	32,235	(11,874)
Federated Kaufmann Fund II - Primary Shares	853	9,559	(8,706)	3,978	33,529	(29,551)
Federated Managed Tail Risk Fund II - Primary Shares	35,065	72,512	(37,447)	38,230	98,738	(60,508)
Federated Managed Volatility Fund II	9,647	24,427	(14,780)	13,231	26,077	(12,846)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	45,037	153,142	(108,105)	31,602	1,591,026	(1,559,424)
Fidelity® VIP Growth Portfolio - Initial Class	31,896	108,399	(76,503)	52,632	138,590	(85,958)
Fidelity® VIP High Income Portfolio - Initial Class	110,315	111,434	(1,119)	96,288	97,259	(971)
Fidelity® VIP Overseas Portfolio - Initial Class	19,900	61,017	(41,117)	64,538	91,282	(26,744)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	68,109	320,241	(252,132)	121,553	287,708	(166,155)
Fidelity® VIP Index 500 Portfolio - Initial Class	18,628	89,253	(70,625)	18,102	56,980	(38,878)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	1	2,633	(2,632)	—	1,549	(1,549)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	29,566	41,258	(11,692)	16,197	34,128	(17,931)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	7,303	19,969	(12,666)	10,904	22,370	(11,466)
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	582,603	582,501	102	544,102	549,858	(5,756)
Oppenheimer Global Fund/VA	—	6	(6)	—	1,164	(1,164)
Oppenheimer Main Street Fund®/VA	200,603	202,831	(2,228)	168,208	170,025	(1,817)
Oppenheimer Main Street Small Cap Fund®/VA	3,928	28,816	(24,888)	28,395	18,897	9,498
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	23,972	38,780	(14,808)	25,885	53,923	(28,038)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	17,537	39,973	(22,436)	80,015	73,484	6,531
Pioneer High Yield VCT Portfolio - Class I	8,214	12,250	(4,036)	7,223	39,758	(32,535)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,108,093	6,462,561	(354,468)	7,491,145	7,789,051	(297,906)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	5,086,415	5,578,706	(492,291)	4,953,604	5,133,588	(179,984)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class A	26,767	4,371	22,396	42	3,077	(3,035)
Voya Global Perspectives® Portfolio - Class I	9,412	6,427	2,985	3,706	4,650	(944)
Voya High Yield Portfolio - Service Class	37,015	47,128	(10,113)	24,186	74,019	(49,833)
Voya Large Cap Growth Portfolio - Institutional Class	2,810,978	3,589,084	(778,106)	4,304,083	4,992,340	(688,257)
Voya Large Cap Value Portfolio - Institutional Class	29,786	109,840	(80,054)	47,824	181,438	(133,614)
Voya Large Cap Value Portfolio - Service Class	7,313	29,642	(22,329)	106,600	20,034	86,566
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	3,609,602	3,676,278	(66,676)	4,618,191	4,684,872	(66,681)
Voya Retirement Conservative Portfolio - Adviser Class	54,166	50,346	3,820	81,915	116,438	(34,523)
Voya Retirement Growth Portfolio - Adviser Class	1,390	19,053	(17,663)	15,716	35,712	(19,996)
Voya Retirement Moderate Growth Portfolio - Adviser Class	19,296	27,793	(8,497)	19,861	43,700	(23,839)
Voya Retirement Moderate Portfolio - Adviser Class	2,219	59,606	(57,387)	15,622	72,864	(57,242)
Voya U.S. Stock Index Portfolio - Service Class	8	835	(827)	28	109	(81)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	8,227	12,572	(4,345)	897	860	37
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	42,191	35,810	6,381	61,019	85,036	(24,017)
VY® Clarion Global Real Estate Portfolio - Institutional Class	17,560	27,448	(9,888)	20,607	37,544	(16,937)
VY® Clarion Global Real Estate Portfolio - Service Class	9,685	13,686	(4,001)	11,891	24,999	(13,108)
VY® Clarion Real Estate Portfolio - Service Class	65,660	65,204	456	73,902	103,823	(29,921)
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	1,284,488	1,360,563	(76,075)	1,499,768	1,639,703	(139,935)
VY® FMR® Diversified Mid Cap Portfolio - Service Class	11,835	18,123	(6,288)	9,255	35,231	(25,976)
VY® Franklin Income Portfolio - Service Class	29,782	68,352	(38,570)	32,356	83,036	(50,680)
VY® Invesco Growth and Income Portfolio - Service Class	19,534	21,544	(2,010)	12,742	14,446	(1,704)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	7,719	26,640	(18,921)	11,245	37,094	(25,849)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	106,474	144,137	(37,663)	93,811	124,745	(30,934)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	15,344	46,076	(30,732)	23,314	33,300	(9,986)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,841	10,015	(3,174)	12,774	14,205	(1,431)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	389,260	279,518	109,742	316,194	227,895	88,299
VY® T. Rowe Price Equity Income Portfolio - Service Class	57,960	79,015	(21,055)	21,097	44,998	(23,901)
VY® T. Rowe Price International Stock Portfolio - Service Class	20,745	38,532	(17,787)	20,831	38,110	(17,279)
VY® Templeton Global Growth Portfolio - Service Class	1,183	1,998	(815)	1,738	7,491	(5,753)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	23,389,456	23,718,868	(329,412)	22,327,389	22,792,603	(465,214)
Voya Government Money Market Portfolio - Class S	103,502	103,714	(212)	46	92	(46)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,474,390	1,604,807	(130,417)	2,639,678	2,928,988	(289,310)
Voya Global Bond Portfolio - Service Class	347,637	351,148	(3,511)	66,328	66,996	(668)
Voya Solution 2025 Portfolio - Service Class	57,305	32,709	24,596	47,795	53,749	(5,954)
Voya Solution 2035 Portfolio - Service Class	71,864	86,959	(15,095)	109,339	96,027	13,312
Voya Solution 2045 Portfolio - Service Class	102,228	24,193	78,035	72,998	13,769	59,229
Voya Solution Income Portfolio - Service Class	19,699	53,573	(33,874)	216,275	65,173	151,102
Voya Solution Moderately Aggressive Portfolio - Service Class	31	3,762	(3,731)	19,910	119	19,791
VY® American Century Small-Mid Cap Value Portfolio - Service Class	55,309	71,021	(15,712)	11,640	21,835	(10,195)
VY® Baron Growth Portfolio - Service Class	12,501	72,106	(59,605)	18,631	67,039	(48,408)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® Columbia Contrarian Core Portfolio - Service Class	6,179	53,633	(47,454)	18,975	33,925	(14,950)
VY® Columbia Small Cap Value II Portfolio - Service Class	9,327	27,003	(17,676)	11,400	5,670	5,730
VY® Invesco Comstock Portfolio - Service Class	3,610	28,951	(25,341)	5,171	20,225	(15,054)
VY® Invesco Equity and Income Portfolio - Initial Class	58,831	601,766	(542,935)	79,699	625,348	(545,649)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14,876	24,008	(9,132)	14,783	24,973	(10,190)
VY® Oppenheimer Global Portfolio - Initial Class	2,006,247	2,495,390	(489,143)	2,146,848	2,521,962	(375,114)
VY® Pioneer High Yield Portfolio - Initial Class	7,014,190	7,074,577	(60,387)	4,724,576	4,847,717	(123,141)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	67,647	309,968	(242,321)	113,892	298,573	(184,681)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,267,171	2,476,289	(209,118)	2,509,166	2,517,459	(8,293)
VY® Templeton Foreign Equity Portfolio - Initial Class	1,078,609	1,325,829	(247,220)	1,954,685	2,091,201	(136,516)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,541,273	1,587,725	(46,452)	1,528,432	1,545,929	(17,497)
Voya Strategic Allocation Growth Portfolio - Class I	979,872	1,096,160	(116,288)	835,253	843,919	(8,666)
Voya Strategic Allocation Moderate Portfolio - Class I	1,705,624	1,727,561	(21,937)	2,075,085	2,154,460	(79,375)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	892,306	899,205	(6,899)	1,500,322	1,515,714	(15,392)
Voya Growth and Income Portfolio - Class I	9,477,830	10,306,752	(828,922)	10,235,246	11,304,825	(1,069,579)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	16,118	11,976	4,142	8,914	5,226	3,688
Voya Euro STOXX 50® Index Portfolio - Class I	4,379	4,502	(123)	303	273	30
Voya Global Equity Portfolio - Class I	14,084	76,043	(61,959)	377,868	89,880	287,988
Voya Global Equity Portfolio - Class S	334	17,732	(17,398)	133,540	14,932	118,608
Voya Index Plus LargeCap Portfolio - Class I	8,734,642	9,080,648	(346,006)	9,874,537	10,173,141	(298,604)
Voya Index Plus MidCap Portfolio - Class I	31,444	66,459	(35,015)	39,735	75,522	(35,787)
Voya Index Plus SmallCap Portfolio - Class I	29,500	44,042	(14,542)	20,082	39,420	(19,338)
Voya International Index Portfolio - Class I	1,018,681	1,113,903	(95,222)	2,328,995	2,382,591	(53,596)
Voya International Index Portfolio - Class S	1,436	174	1,262	156	6,875	(6,719)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	570,129	702,628	(132,499)	857,408	981,978	(124,570)
Voya Russell™ Large Cap Index Portfolio - Class I	2,986,272	3,054,564	(68,292)	3,148,732	3,208,074	(59,342)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Value Index Portfolio - Class I	119,003	480,726	(361,723)	2,781,040	177,355	2,603,685
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,374	16,895	(14,521)	2,771	22,519	(19,748)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	2,009	8,436	(6,427)	1,950	20,186	(18,236)
Voya Russell™ Mid Cap Index Portfolio - Class I	17,226	22,040	(4,814)	22,354	25,776	(3,422)
Voya Russell™ Small Cap Index Portfolio - Class I	8,638	27,661	(19,023)	18,820	18,165	655
Voya Small Company Portfolio - Class I	1,024,875	1,107,846	(82,971)	1,523,666	1,612,360	(88,694)
Voya U.S. Bond Index Portfolio - Class I	66,220	66,790	(570)	26,929	40,576	(13,647)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	25,393	75,452	(50,059)	32,981	62,191	(29,210)
Voya MidCap Opportunities Portfolio - Class S	19,717	19,976	(259)	16,645	16,937	(292)
Voya SmallCap Opportunities Portfolio - Class I	37,051	28,052	8,999	32,364	7,624	24,740
Voya SmallCap Opportunities Portfolio - Class S	22,264	11,353	10,911	18,029	43,984	(25,955)
Wanger Advisors Trust:
Wanger International	40,295	45,039	(4,744)	21,588	41,104	(19,516)
Wanger Select	12,514	32,467	(19,953)	20,608	52,467	(31,859)
Wanger USA	7,681	11,692	(4,011)	10,228	9,469	759

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2016, 2015,
2014, 2013, and 2012, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2016		18	$15.21	to	$59.01	$886	—	0.10%	to	1.50%	1.00%	to	2.16%
2015		19	$15.06	to	$57.76	$928	—	0.10%	to	1.25%	3.70%	to	4.90%
2014		19	$14.52	to	$55.06	$906	—	0.10%	to	1.25%	7.08%	to	7.67%
2013		19	$13.56	to	$50.53	$791	0.40%	0.70%	to	1.25%	38.37%	to	39.16%
2012	4/27/2012	22	$9.80	to	$36.08	$693	(a)	0.70%	to	1.25%		(a)
Invesco V.I. Core Equity Fund - Series I Shares
2016		89	$14.75	to	$24.63	$1,489	0.77%	0.10%	to	1.50%	8.62%	to	10.16%
2015		88	$13.58	to	$22.55	$1,370	1.11%	0.10%	to	1.50%	-7.18%	to	-5.88%
2014		101	$14.63	to	$24.16	$1,700	0.85%	0.10%	to	1.50%	6.55%	to	7.76%
2013		118	$13.73	to	$22.56	$1,831	1.41%	0.35%	to	1.50%	27.37%	to	28.82%
2012		118	$10.78	to	$17.62	$1,426	0.96%	0.35%	to	1.50%	12.17%	to	13.44%
Growth Fund - Class 2
2016		8	$12.43	to	$12.82	$100	0.56%	0.10%	to	1.25%	8.09%	to	9.39%
2015		11	$11.50	to	$11.72	$134	0.89%	0.10%	to	1.25%	5.50%	to	6.74%
2014	12/29/2014	8	$10.90	to	$10.98	$90	(b)	0.10%	to	1.25%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Growth-Income Fund - Class 2
2016		3		$26.54		$88	1.20%		0.10%			11.42%
2015		5		$23.82		$118	1.63%		0.10%			1.36%
2014		5		$23.50		$128	—		0.10%			—
2013		5		$20.54		$96	1.96%		0.75%			32.52%
2012		—		$15.50		$6	—		0.75%			16.54%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
International Fund - Class 2
2016		3		$16.72		$54	1.79%		0.10%			3.47%
2015		2		$16.16		$40	2.82%		0.10%			-4.66%
2014		2		$16.95		$31	—		0.10%			—
2013		1		$16.83		$22	—		0.75%			20.73%
2012		1		$13.94		$9	—		0.75%			17.04%
Calvert VP SRI Balanced Portfolio
2016		70	$15.68	to	$37.30	$1,605	2.26%	0.10%	to	1.50%	6.24%	to	7.80%
2015		56	$14.64	to	$34.84	$983	0.09%	0.10%	to	1.50%	-3.65%	to	-2.29%
2014		68	$15.07	to	$35.89	$1,232	1.75%	0.10%	to	1.50%	7.98%	to	8.81%
2013		48	$13.85	to	$33.00	$936	1.00%	0.70%	to	1.50%	16.35%	to	17.17%
2012		47	$11.82	to	$28.17	$871	1.16%	0.70%	to	1.40%	8.99%	to	9.75%
Federated Fund for U.S. Government Securities II - Primary Shares
2016		9		$19.85		$188	3.51%		1.40%			0.20%
2015		30		$19.81		$589	2.79%		1.40%			-0.90%
2014		35		$19.99		$701	2.84%		1.40%			3.15%
2013		40		$19.38		$779	3.50%		1.40%			-3.44%
2012		46		$20.07		$933	3.98%		1.40%			1.57%
Federated Government Money Fund II - Service Shares
2016		44	$9.18	to	$12.26	$537	—	1.25%	to	1.40%	-1.37%	to	-1.29%
2015		70	$9.30	to	$12.43	$873	—	1.25%	to	1.40%	-1.43%	to	-1.17%
2014		79	$9.41	to	$12.61	$998	—	1.25%	to	1.40%	-1.41%	to	-1.26%
2013		85	$9.53	to	$12.79	$1,080	—	1.25%	to	1.40%	-1.39%	to	-1.24%
2012		86	$9.65	to	$12.97	$1,113	—	1.25%	to	1.40%	-1.37%	to	-1.33%
Federated High Income Bond Fund II - Primary Shares
2016		65	$10.74	to	$34.93	$1,822	7.69%	0.10%	to	1.40%	13.22%	to	14.02%
2015		108	$9.44	to	$30.81	$3,031	6.03%	0.70%	to	1.50%	-3.97%	to	-3.76%
2014		120	$9.83	to	$32.02	$3,632	6.08%	1.25%	to	1.50%	1.27%	to	1.39%
2013		127	$30.71	to	$31.58	$3,906	6.90%	1.25%	to	1.40%	5.50%	to	5.65%
2012		137	$29.11	to	$29.89	$4,002	7.61%	1.25%	to	1.40%	13.05%	to	13.26%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Kaufmann Fund II - Primary Shares
2016		58		$19.34		$1,119	—		1.40%			2.22%
2015		67		$18.92		$1,260	—		1.40%			4.88%
2014		96		$18.04		$1,734	—		1.40%			8.15%
2013		116		$16.68		$1,940	—		1.40%			38.19%
2012		130		$12.07		$1,565	—		1.40%			15.61%
Federated Managed Tail Risk Fund II - Primary Shares
2016		184	$10.81	to	$11.61	$2,137	1.77%	1.25%	to	1.40%	-5.38%	to	-5.26%
2015		222	$11.41	to	$12.27	$2,722	1.79%	1.25%	to	1.40%	-7.74%	to	-7.61%
2014		282	$12.35	to	$13.30	$3,751	1.77%	1.25%	to	1.40%	-2.35%	to	-2.22%
2013		354	$12.63	to	$13.62	$4,813	1.03%	1.25%	to	1.40%	14.84%	to	15.03%
2012		396	$10.98	to	$11.86	$4,688	0.58%	1.25%	to	1.40%	8.61%	to	8.82%
Federated Managed Volatility Fund II
2016		71	$25.59	to	$26.43	$1,816	4.80%	1.25%	to	1.40%	6.18%	to	6.32%
2015		86	$24.10	to	$24.86	$2,066	4.54%	1.25%	to	1.40%	-8.85%	to	-8.70%
2014		99	$26.44	to	$27.23	$2,607	3.29%	1.25%	to	1.40%	2.44%	to	2.60%
2013		113	$25.81	to	$26.54	$2,920	2.94%	1.25%	to	1.40%	20.05%	to	20.25%
2012		130	$21.50	to	$22.07	$2,788	3.08%	1.25%	to	1.40%	11.92%	to	12.09%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2016		360	$18.23	to	$42.38	$10,017	2.06%	0.10%	to	1.50%	16.25%	to	17.92%
2015		468	$15.56	to	$36.18	$11,270	1.27%	0.10%	to	1.50%	-5.39%	to	-4.11%
2014		2,027	$16.31	to	$40.39	$53,810	2.71%	0.10%	to	1.75%	6.78%	to	8.35%
2013		2,355	$15.11	to	$37.68	$58,115	2.50%	0.35%	to	1.75%	25.92%	to	27.71%
2012		2,416	$11.88	to	$29.82	$51,415	3.00%	0.35%	to	1.75%	15.25%	to	16.81%
Fidelity® VIP Growth Portfolio - Initial Class
2016		432	$17.81	to	$37.36	$10,441	0.04%	0.10%	to	1.50%	-0.71%	to	0.70%
2015		509	$17.79	to	$37.34	$12,603	0.25%	0.10%	to	1.50%	5.60%	to	7.04%
2014		595	$16.72	to	$35.11	$13,536	0.20%	0.10%	to	1.50%	9.65%	to	10.93%
2013		557	$15.13	to	$31.78	$11,910	0.29%	0.35%	to	1.50%	34.31%	to	35.85%
2012		457	$11.17	to	$23.48	$9,570	0.62%	0.35%	to	1.50%	12.96%	to	14.26%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2016		9	$16.54	to	$19.81	$165	5.17%	0.80%	to	1.25%	13.21%	to	13.72%
2015		11	$14.61	to	$17.42	$163	6.84%	0.80%	to	1.25%	-4.82%	to	-4.39%
2014		12	$15.35	to	$18.22	$188	5.49%	0.80%	to	1.25%	-0.13%	to	0.33%
2013		13	$15.37	to	$18.16	$213	5.32%	0.80%	to	1.25%	4.63%	to	5.09%
2012		15	$14.69	to	$17.28	$238	5.65%	0.80%	to	1.25%	12.83%	to	13.31%
Fidelity® VIP Overseas Portfolio - Initial Class
2016		162	$10.53	to	$22.58	$2,353	1.29%	0.10%	to	1.50%	-6.47%	to	-5.20%
2015		204	$11.17	to	$23.97	$3,092	1.30%	0.10%	to	1.50%	2.07%	to	3.53%
2014		230	$10.85	to	$23.30	$3,390	1.29%	0.10%	to	1.50%	-9.42%	to	-8.40%
2013		260	$11.89	to	$25.54	$4,196	1.33%	0.35%	to	1.50%	28.51%	to	29.95%
2012		202	$9.18	to	$19.73	$3,599	1.90%	0.35%	to	1.50%	18.89%	to	20.33%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2016		1,041	$18.80	to	$61.00	$32,434	0.72%	0.10%	to	1.50%	6.41%	to	7.93%
2015		1,293	$17.53	to	$56.91	$38,170	1.03%	0.10%	to	1.50%	-0.83%	to	0.55%
2014		1,459	$17.53	to	$56.95	$42,294	0.91%	0.10%	to	1.50%	10.28%	to	11.54%
2013		1,581	$15.77	to	$51.26	$44,181	0.59%	0.35%	to	1.50%	29.34%	to	30.84%
2012		3,713	$12.10	to	$39.34	$103,676	1.34%	0.35%	to	1.90%	14.18%	to	16.01%
Fidelity® VIP Index 500 Portfolio - Initial Class
2016		425	$37.84	to	$44.21	$18,448	1.37%	1.25%	to	1.40%	10.30%	to	10.48%
2015		496	$34.25	to	$40.08	$19,508	1.98%	1.25%	to	1.40%	-0.10%	to	0.06%
2014		534	$34.23	to	$40.12	$21,031	1.53%	1.25%	to	1.40%	12.00%	to	12.16%
2013		633	$30.52	to	$35.82	$22,227	1.87%	1.25%	to	1.40%	30.40%	to	30.59%
2012		704	$23.37	to	$27.47	$18,967	2.09%	1.25%	to	1.40%	14.27%	to	14.45%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2016		19		$23.09		$446	2.27%		1.40%			3.26%
2015		22		$22.36		$491	2.53%		1.40%			-1.97%
2014		24		$22.81		$536	2.15%		1.40%			4.35%
2013		27		$21.86		$582	2.17%		1.40%			-3.15%
2012		31		$22.57		$708	2.35%		1.40%			4.39%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2016		96	$20.75	to	$35.47	$2,745	0.81%	0.10%	to	1.50%	28.26%	to	30.05%
2015		107	$16.05	to	$27.45	$2,294	0.60%	0.10%	to	1.50%	-8.78%	to	-7.46%
2014		125	$17.45	to	$29.86	$2,999	0.59%	0.10%	to	1.50%	-0.92%	to	-0.11%
2013		133	$17.47	to	$29.92	$3,461	1.34%	0.70%	to	1.50%	34.24%	to	35.26%
2012		126	$12.92	to	$22.12	$2,681	0.77%	0.70%	to	1.50%	16.60%	to	17.56%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2016		—		$18.47		$9	2.19%		1.00%			3.59%
2015		—		$17.83		$8	—		1.00%			-0.39%
2014		—		$17.90		$8	—		1.00%			7.44%
2013		—		$16.66		$8	—		1.00%			—
2012		—		$43.50		$7	—		0.75%			12.78%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2016		79	$19.39	to	$24.59	$1,735	0.47%	0.10%	to	1.50%	14.66%	to	16.28%
2015		92	$16.77	to	$24.42	$1,746	0.58%	0.10%	to	1.50%	-5.21%	to	-3.87%
2014		103	$17.55	to	$25.62	$2,038	0.44%	0.10%	to	1.50%	9.87%	to	11.11%
2013		111	$15.85	to	$23.19	$2,031	0.41%	0.35%	to	1.50%	28.34%	to	29.91%
2012		126	$12.25	to	$17.97	$1,878	0.61%	0.35%	to	1.50%	12.88%	to	14.09%
Oppenheimer Discovery Mid Cap Growth Fund/VA
2016		7	$15.53	to	$20.15	$115	—	0.80%	to	1.25%	1.04%	to	1.51%
2015		7	$15.37	to	$19.85	$114	—	0.80%	to	1.25%	5.27%	to	5.75%
2014		12	$14.60	to	$18.77	$193	—	0.80%	to	1.25%	4.51%	to	4.98%
2013		29	$13.97	to	$17.88	$426	—	0.80%	to	1.25%	34.20%	to	34.84%
2012		13	$10.41	to	$13.26	$145	—	0.80%	to	1.25%	15.03%	to	15.51%
Oppenheimer Global Fund/VA
2016		—		$16.49		$5	1.00%		1.00%			-0.90%
2015		—		$16.64		$5	—		1.00%			2.91%
2014		1		$16.17		$23	—		1.00%			1.25%
2013		1		$15.97		$23	—		1.00%			—
2012		1		$27.14		$19	—		0.75%			20.35%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund®/VA
2016		16	$17.88	to	$21.81	$302	1.11%	0.80%	to	1.25%	10.23%	to	10.71%
2015		18	$16.22	to	$19.70	$314	0.92%	0.80%	to	1.25%	2.01%	to	2.55%
2014		20	$15.90	to	$19.21	$338	0.89%	0.80%	to	1.25%	9.35%	to	9.77%
2013		22	$14.54	to	$17.50	$337	0.96%	0.80%	to	1.25%	30.17%	to	30.69%
2012		24	$11.17	to	$13.39	$288	1.08%	0.80%	to	1.25%	15.39%	to	15.93%
Oppenheimer Main Street Small Cap Fund®/VA
2016		40	$22.21	to	$26.21	$996	0.43%	0.10%	to	1.25%	16.60%	to	17.92%
2015		65	$18.95	to	$22.37	$1,352	0.92%	0.10%	to	1.25%	-7.06%	to	-5.99%
2014		55	$20.28	to	$23.95	$1,251	0.79%	0.10%	to	1.50%	10.25%	to	11.18%
2013		50	$18.24	to	$21.55	$1033	1.00%	0.70%	to	1.50%	38.93%	to	39.98%
2012		50	$13.03	to	$15.40	$765	0.59%	0.70%	to	1.50%	16.23%	to	17.18%
PIMCO Real Return Portfolio - Administrative Class
2016		168	$12.62	to	$15.56	$2,374	2.29%	0.10%	to	1.25%	3.91%	to	5.12%
2015		183	$12.08	to	$14.91	$2,482	3.90%	0.10%	to	1.50%	-4.14%	to	-2.83%
2014		211	$12.51	to	$15.44	$3,002	1.49%	0.10%	to	1.50%	1.57%	to	2.37%
2013		255	$12.22	to	$15.09	$3,588	1.07%	0.70%	to	1.50%	-10.58%	to	-9.82%
2012		562	$13.55	to	$16.74	$9,299	1.07%	0.70%	to	1.50%	7.10%	to	7.97%
Pioneer Emerging Markets VCT Portfolio - Class I
2016		73	$6.37	to	$6.78	$479	0.52%	0.10%	to	1.25%	5.12%	to	6.27%
2015		95	$6.06	to	$6.38	$595	4.79%	0.10%	to	1.25%	-16.41%	to	-15.50%
2014		89	$7.22	to	$7.55	$658	0.59%	0.10%	to	1.25%	-13.69%	to	-13.13%
2013		120	$8.32	to	$8.68	$1,028	0.78%	0.70%	to	1.25%	-3.23%	to	-2.58%
2012		172	$8.54	to	$8.93	$1,525	0.63%	0.70%	to	1.25%	10.57%	to	11.21%
Pioneer High Yield VCT Portfolio - Class I
2016		33	$16.89	to	$19.63	$581	5.13%	0.10%	to	1.50%	12.48%	to	14.12%
2015		37	$14.89	to	$17.32	$584	4.72%	0.10%	to	1.50%	-5.37%	to	-4.05%
2014		69	$15.61	to	$18.16	$1,154	5.26%	0.10%	to	1.50%	-1.41%	to	-0.57%
2013		37	$15.70	to	$18.28	$634	5.55%	0.70%	to	1.50%	10.38%	to	11.27%
2012		35	$14.11	to	$16.44	$556	9.87%	0.70%	to	1.50%	14.40%	to	15.21%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2016		1,712	$12.91	to	$53.52	$54,205	1.78%	0.10%	to	2.25%	5.47%	to	7.68%
2015		2,066	$12.24	to	$50.11	$58,918	1.99%	0.10%	to	2.25%	-4.08%	to	-1.92%
2014		2,364	$12.76	to	$51.54	$68,867	1.64%	0.10%	to	2.25%	3.82%	to	5.46%
2013		2,686	$12.29	to	$48.98	$74,157	2.12%	0.35%	to	2.25%	14.11%	to	16.24%
2012		2,537	$10.77	to	$42.36	$67,751	3.12%	0.35%	to	2.25%	11.15%	to	13.23%
Voya Intermediate Bond Portfolio - Class I
2016		4,164	$14.31	to	$111.36	$91,044	2.32%	0.10%	to	2.25%	1.98%	to	4.20%
2015		4,656	$13.81	to	$107.92	$98,386	3.45%	0.10%	to	2.25%	-1.63%	to	0.48%
2014		4,837	$13.83	to	$108.47	$103,349	3.22%	0.10%	to	2.25%	4.32%	to	6.30%
2013		5,191	$13.05	to	$102.81	$105,513	3.30%	0.35%	to	2.25%	-2.36%	to	-0.45%
2012		5,306	$13.16	to	$104.07	$114,638	4.71%	0.35%	to	2.25%	6.97%	to	8.94%
Voya Global Perspectives® Portfolio - Class A
2016		37	$10.41	to	$10.55	$385	3.35%	0.95%	to	1.40%	4.94%	to	5.50%
2015		14	$9.92	to	$10.00	$143	2.46%	0.95%	to	1.40%	-4.98%	to	-4.58%
2014	2/28/2014	17	$10.44	to	$10.48	$182	(b)	0.95%	to	1.40%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Perspectives® Portfolio - Class I
2016		7	$10.21	to	$10.53	$76	2.84%	0.10%	to	1.25%		6.69%
2015		4		$9.87		$42	2.11%		0.10%			-3.42%
2014	11/3/2014	5	$10.13	to	$10.22	$53	(b)	0.10%	to	1.50%		(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Service Class
2016		191	$18.45	to	$20.50	$3,679	6.41%	0.10%	to	1.40%	12.99%	to	14.50%
2015		201	$16.21	to	$18.03	$3,420	5.41%	0.10%	to	1.40%	-3.38%	to	-2.13%
2014		250	$16.66	to	$18.53	$4,416	6.35%	0.10%	to	1.40%	-0.23%	to	0.48%
2013		250	$16.58	to	$18.46	$4,441	5.97%	0.70%	to	1.40%	4.11%	to	4.87%
2012		291	$15.81	to	$17.61	$4,999	6.32%	0.70%	to	1.50%	12.30%	to	13.25%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2016		4,413	$18.51	to	$28.70	$110,998	0.55%	0.10%	to	1.90%	1.99%	to	3.85%
2015		5,191	$18.07	to	$27.87	$127,018	0.56%	0.10%	to	1.90%	4.36%	to	6.27%
2014		5,880	$17.24	to	$26.45	$137,277	0.43%	0.10%	to	1.90%	11.48%	to	13.20%
2013		5,464	$15.41	to	$23.50	$115,292	0.76%	0.35%	to	1.90%	28.67%	to	30.56%
2012		2,369	$11.94	to	$18.12	$37,320	0.49%	0.35%	to	1.75%	16.02%	to	17.69%
Voya Large Cap Value Portfolio - Institutional Class
2016		495	$13.87	to	$19.28	$7,923	2.29%	0.10%	to	1.50%	12.22%	to	13.75%
2015		575	$12.36	to	$16.95	$8,185	1.74%	0.10%	to	1.50%	-5.86%	to	-4.56%
2014		709	$13.13	to	$17.76	$10,688	2.16%	0.10%	to	1.50%	8.42%	to	9.69%
2013		571	$12.11	to	$16.05	$7,884	2.04%	0.35%	to	1.50%	28.97%	to	30.46%
2012		532	$9.39	to	$12.18	$5,325	2.48%	0.35%	to	1.50%	13.00%	to	14.26%
Voya Large Cap Value Portfolio - Service Class
2016		152	$16.63	to	$17.09	$2,561	2.08%	0.95%	to	1.40%	11.99%	to	12.51%
2015		174	$14.59	to	$15.19	$2,617	2.14%	0.95%	to	1.75%	-6.35%	to	-5.53%
2014		88	$15.80	to	$16.08	$1,401	1.60%	0.95%	to	1.40%	8.22%	to	8.65%
2013		134	$14.60	to	$14.80	$1,976	1.76%	0.95%	to	1.40%	28.86%	to	29.37%
2012		86	$11.33	to	$11.44	$978	2.41%	0.95%	to	1.40%	12.74%	to	13.27%
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2016		367	$16.21	to	$20.00	$7,064	2.12%	0.10%	to	2.25%	6.36%	to	8.66%
2015		433	$15.24	to	$18.56	$7,762	0.96%	0.10%	to	2.25%	-2.56%	to	-0.41%
2014		500	$15.18	to	$18.80	$9,091	1.21%	0.10%	to	2.25%	12.76%	to	14.41%
2013		580	$13.62	to	$16.46	$9,272	0.96%	0.75%	to	2.25%	27.72%	to	29.79%
2012		613	$10.56	to	$12.72	$7,594	1.53%	0.75%	to	2.25%	8.06%	to	9.65%
Voya Retirement Conservative Portfolio - Adviser Class
2016		228	$11.56	to	$11.90	$2,671	1.46%	0.95%	to	1.45%	3.12%	to	3.66%
2015		224	$11.21	to	$11.48	$2,542	1.55%	0.95%	to	1.45%	-2.26%	to	-1.71%
2014		258	$11.49	to	$11.68	$2,993	2.87%	0.95%	to	1.40%	4.45%	to	4.85%
2013		316	$11.00	to	$11.14	$3,496	3.65%	0.95%	to	1.40%	2.90%	to	3.44%
2012		185	$10.69	to	$10.77	$1,983	2.90%	0.95%	to	1.40%	6.37%	to	6.85%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Growth Portfolio - Adviser Class
2016		291	$12.72	to	$14.36	$4,078	2.18%	0.95%	to	1.40%	5.82%	to	6.29%
2015		309	$12.02	to	$13.51	$4,082	1.73%	0.95%	to	1.40%	-3.46%	to	-2.95%
2014		329	$12.44	to	$13.92	$4,491	1.51%	0.95%	to	1.40%	3.84%	to	4.27%
2013		395	$11.98	to	$13.35	$5,195	1.97%	0.95%	to	1.40%	16.98%	to	17.52%
2012		404	$10.24	to	$11.36	$4,536	2.35%	0.95%	to	1.40%	11.34%	to	11.92%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2016		237	$12.55	to	$14.37	$3,289	2.13%	0.95%	to	1.45%	5.30%	to	5.82%
2015		245	$11.91	to	$13.58	$3,257	1.56%	0.95%	to	1.45%	-3.02%	to	-2.58%
2014		269	$12.28	to	$13.94	$3,679	1.65%	0.95%	to	1.40%	4.21%	to	4.73%
2013		331	$11.78	to	$13.31	$4,340	2.12%	0.95%	to	1.40%	14.04%	to	14.64%
2012		394	$10.33	to	$11.61	$4,529	2.78%	0.95%	to	1.40%	10.10%	to	10.47%
Voya Retirement Moderate Portfolio - Adviser Class
2016		283	$11.95	to	$13.73	$3,805	1.93%	0.95%	to	1.40%	4.24%	to	4.81%
2015		341	$11.46	to	$13.10	$4,363	0.85%	0.95%	to	1.40%	-2.96%	to	-2.53%
2014		398	$11.81	to	$13.44	$5,251	2.90%	0.95%	to	1.40%	3.72%	to	4.27%
2013		453	$11.38	to	$12.89	$5,774	2.71%	0.95%	to	1.40%	8.48%	to	8.96%
2012		428	$10.49	to	$11.83	$5,002	3.18%	0.95%	to	1.40%	8.70%	to	9.23%
Voya U.S. Stock Index Portfolio - Service Class
2016		4		$21.91		$77	1.67%		0.75%			10.49%
2015		4		$19.83		$86	1.16%		0.75%			0.15%
2014		4		$19.80		$87	1.18%		0.75%			12.24%
2013		5		$17.64		$82	1.32%		0.75%			30.76%
2012		5		$13.49		$70	1.57%		0.75%			14.61%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2016		24		$11.59		$275	—		0.75%			3.21%
2015		28		$11.23		$315	1.25%		0.75%			-3.11%
2014		28		$11.59		$325	1.54%		0.75%			2.02%
2013		29		$11.36		$325	—		0.75%			-9.19%
2012		29		$12.51		$365	0.87%		0.75%			5.93%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2016		197	$9.99	to	$10.25	$1,983	—	0.95%	to	1.40%	2.25%	to	2.71%
2015		190	$9.77	to	$9.98	$1,874	1.28%	0.95%	to	1.40%	-4.03%	to	-3.57%
2014		214	$10.18	to	$10.35	$2,195	1.28%	0.95%	to	1.40%	1.09%	to	1.57%
2013		277	$10.07	to	$10.19	$2,803	—	0.95%	to	1.40%	-9.93%	to	-9.58%
2012		492	$11.18	to	$11.27	$5,523	0.61%	0.95%	to	1.40%	4.88%	to	5.33%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2016		129	$13.30	to	$14.72	$1,795	1.36%	0.10%	to	1.25%	-0.37%	to	0.82%
2015		139	$13.35	to	$14.60	$1,926	3.00%	0.10%	to	1.25%	-2.63%	to	-1.55%
2014		156	$13.71	to	$14.83	$2,211	1.34%	0.10%	to	1.25%	12.65%	to	13.32%
2013		146	$12.17	to	$12.54	$1,815	5.80%	0.70%	to	1.25%	2.61%	to	3.21%
2012		158	$11.73	to	$12.15	$1,906	0.74%	0.70%	to	1.50%	24.26%	to	25.26%
VY® Clarion Global Real Estate Portfolio - Service Class
2016		50	$13.86	to	$14.55	$714	1.17%	0.95%	to	1.40%	-0.79%	to	-0.34%
2015		54	$13.97	to	$14.60	$774	3.06%	0.95%	to	1.40%	-3.05%	to	-2.60%
2014		67	$14.41	to	$14.99	$988	1.13%	0.95%	to	1.40%	12.31%	to	12.79%
2013		86	$12.83	to	$13.29	$1,129	5.39%	0.95%	to	1.40%	2.23%	to	2.70%
2012		89	$12.55	to	$12.94	$1,133	0.60%	0.95%	to	1.40%	23.89%	to	24.42%
VY® Clarion Real Estate Portfolio - Service Class
2016		226	$17.18	to	$20.12	$4,327	1.49%	0.10%	to	1.25%	2.94%	to	4.14%
2015		225	$16.29	to	$19.32	$4,168	1.24%	0.10%	to	1.50%	1.43%	to	2.82%
2014		255	$16.06	to	$18.79	$4,564	1.16%	0.10%	to	1.50%	28.20%	to	28.98%
2013		202	$12.80	to	$14.39	$2,704	1.36%	0.70%	to	1.25%	0.79%	to	1.31%
2012		233	$12.49	to	$13.76	$3,041	0.98%	0.70%	to	1.50%	13.86%	to	14.76%
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
2016		585	$17.68	to	$18.56	$10,535	0.78%	0.95%	to	1.40%	10.50%	to	11.00%
2015		662	$16.00	to	$16.72	$10,760	0.39%	0.95%	to	1.40%	-2.79%	to	-2.34%
2014		802	$16.39	to	$17.12	$13,380	0.41%	0.95%	to	1.45%	4.73%	to	5.22%
2013		965	$15.65	to	$16.27	$15,358	0.71%	0.95%	to	1.45%	34.45%	to	35.13%
2012		1,072	$11.41	to	$12.04	$12,661	0.86%	0.95%	to	1.75%	12.97%	to	13.80%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR® Diversified Mid Cap Portfolio - Service Class
2016		65	$18.30	to	$24.63	$1,433	0.56%	0.10%	to	1.50%	10.10%	to	11.66%
2015		71	$16.48	to	$22.20	$1,426	0.12%	0.10%	to	1.50%	-3.12%	to	-1.70%
2014		97	$16.88	to	$22.74	$1,968	0.23%	0.10%	to	1.50%	4.44%	to	5.30%
2013		122	$16.03	to	$21.61	$2,426	0.50%	0.70%	to	1.50%	34.02%	to	35.05%
2012		99	$11.87	to	$16.01	$1,551	0.66%	0.70%	to	1.50%	12.93%	to	13.81%
VY® Franklin Income Portfolio - Service Class
2016		342	$13.02	to	$16.24	$5,178	6.48%	0.95%	to	1.40%	14.01%	to	14.61%
2015		381	$11.42	to	$14.17	$5,050	4.70%	0.95%	to	1.40%	-7.69%	to	-7.26%
2014		432	$12.37	to	$15.28	$6,191	3.74%	0.95%	to	1.75%	3.19%	to	4.02%
2013		431	$11.95	to	$14.69	$6,040	5.17%	0.95%	to	1.75%	12.64%	to	13.52%
2012		391	$10.57	to	$12.94	$4,905	5.65%	0.95%	to	1.75%	10.65%	to	11.55%
VY® Invesco Growth and Income Portfolio - Service Class
2016		54	$19.74	to	$22.07	$1,125	1.92%	0.10%	to	1.50%	18.18%	to	19.80%
2015		56	$16.58	to	$18.54	$978	3.27%	0.10%	to	1.50%	-4.41%	to	-3.06%
2014		58	$17.20	to	$19.24	$1,041	1.23%	0.10%	to	1.50%	8.48%	to	9.35%
2013		65	$15.73	to	$17.61	$1,080	1.55%	0.70%	to	1.50%	31.89%	to	32.97%
2012		56	$11.83	to	$13.25	$729	1.90%	0.70%	to	1.50%	12.91%	to	13.75%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2016		91	$16.09	to	$16.36	$1,475	1.57%	1.25%	to	1.40%	11.66%	to	11.83%
2015		110	$14.41	to	$14.63	$1,593	1.52%	1.25%	to	1.40%	-16.75%	to	-16.64%
2014		136	$17.31	to	$17.55	$2,362	0.90%	1.25%	to	1.40%	-0.29%	to	-0.11%
2013		294	$13.41	to	$17.57	$4,523	1.10%	0.95%	to	1.40%	-6.82%	to	-6.40%
2012		355	$14.39	to	$18.83	$5,881	—	0.95%	to	1.40%	17.66%	to	18.25%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2016		495	$10.10	to	$20.63	$6,373	1.15%	0.10%	to	1.50%	11.24%	to	12.90%
2015		532	$9.00	to	$18.40	$6,190	1.23%	0.10%	to	1.50%	-17.04%	to	-15.91%
2014		563	$10.77	to	$22.02	$7,745	1.04%	0.10%	to	1.50%	-0.58%	to	0.28%
2013		349	$10.74	to	$21.98	$6,281	0.79%	0.70%	to	1.50%	-7.12%	to	-6.45%
2012		335	$11.48	to	$23.50	$7,616	—	0.70%	to	1.50%	17.35%	to	18.35%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2016		110	$17.56	to	$28.33	$2,720	0.70%	0.95%	to	1.40%	20.19%	to	20.76%
2015		141	$14.61	to	$23.46	$2,711	0.51%	0.95%	to	1.40%	-4.82%	to	-4.36%
2014		150	$15.35	to	$24.53	$3,194	0.57%	0.95%	to	1.40%	7.07%	to	7.59%
2013		157	$14.33	to	$22.80	$3,107	0.94%	0.95%	to	1.75%	36.92%	to	38.01%
2012		148	$10.43	to	$16.52	$2,220	0.41%	0.95%	to	1.75%	16.87%	to	17.83%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2016		44	$23.20	to	$27.93	$1,130	0.46%	0.10%	to	1.25%	20.05%	to	21.49%
2015		47	$19.22	to	$23.14	$998	0.19%	0.10%	to	1.50%	-5.11%	to	-3.76%
2014		48	$20.09	to	$24.21	$1,091	0.33%	0.10%	to	1.50%	7.01%	to	7.61%
2013		35	$18.67	to	$22.51	$749	0.84%	0.70%	to	1.25%	37.17%	to	37.99%
2012		13	$13.53	to	$16.32	$207	—	0.70%	to	1.50%	17.24%	to	17.86%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2016		1,626	$15.94	to	$24.44	$33,131	1.39%	0.10%	to	1.50%	6.47%	to	7.90%
2015		1,516	$14.97	to	$22.79	$29,174	1.33%	0.10%	to	1.50%	3.65%	to	5.14%
2014		1,428	$14.43	to	$21.82	$26,434	1.35%	0.10%	to	1.50%	10.49%	to	11.35%
2013		1,301	$13.06	to	$19.60	$22,726	1.17%	0.70%	to	1.50%	20.31%	to	21.33%
2012		1,065	$10.84	to	$16.16	$15,801	1.69%	0.70%	to	1.50%	12.79%	to	13.77%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2016		274	$16.35	to	$26.86	$5,532	2.19%	0.10%	to	1.50%	17.01%	to	18.66%
2015		295	$13.96	to	$22.79	$5,095	2.04%	0.10%	to	1.50%	-8.28%	to	-6.97%
2014		319	$15.21	to	$24.66	$5,965	1.78%	0.10%	to	1.50%	5.86%	to	6.68%
2013		383	$14.36	to	$23.12	$6,855	1.71%	0.70%	to	1.50%	27.82%	to	28.88%
2012		335	$11.22	to	$17.96	$5,210	1.92%	0.70%	to	1.50%	15.47%	to	16.32%
VY® T. Rowe Price International Stock Portfolio - Service Class
2016		164	$10.51	to	$16.13	$2,111	1.39%	0.10%	to	1.40%	0.47%	to	1.82%
2015		181	$10.46	to	$15.95	$2,301	0.98%	0.10%	to	1.40%	-2.37%	to	-1.08%
2014		199	$10.64	to	$16.22	$2,586	1.12%	0.10%	to	1.45%	-2.57%	to	-1.85%
2013		232	$10.84	to	$16.53	$3,113	1.02%	0.70%	to	1.45%	12.69%	to	13.63%
2012		255	$9.54	to	$14.56	$3,179	0.27%	0.70%	to	1.50%	17.02%	to	17.92%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2016		28	$12.70	to	$13.34	$371	3.55%	0.95%	to	1.40%	9.29%	to	9.88%
2015		29	$11.62	to	$12.14	$348	2.99%	0.95%	to	1.40%	-8.86%	to	-8.45%
2014		35	$12.75	to	$13.26	$456	1.38%	0.95%	to	1.40%	-4.14%	to	-3.70%
2013		41	$13.30	to	$13.77	$562	1.32%	0.95%	to	1.40%	28.88%	to	29.42%
2012		33	$10.32	to	$10.64	$349	1.86%	0.95%	to	1.40%	20.00%	to	20.63%
Voya Government Money Market Portfolio - Class I
2016		2,945	$9.44	to	$15.59	$36,520	0.08%	0.10%	to	1.90%	-1.77%	to	0.10%
2015		3,275	$9.61	to	$15.68	$41,143	—	0.10%	to	1.90%	-1.84%	to	-0.10%
2014		3,740	$9.71	to	$15.80	$47,372	—	0.10%	to	1.90%	-1.90%	to	-0.40%
2013		4,149	$9.77	to	$15.92	$52,709	—	0.35%	to	1.90%	-1.74%	to	-0.30%
2012		5,212	$9.84	to	$16.03	$68,966	0.03%	0.35%	to	1.75%	-1.71%	to	-0.30%
Voya Government Money Market Portfolio - Class S
2016		4		$9.49		$42	—		0.75%			-0.63%
2015		5		$9.55		$44	—		0.75%			-0.73%
2014		5		$9.62		$45	—		0.75%			-0.82%
2013		8		$9.70		$77	—		0.75%			-0.72%
2012		8		$9.77		$74	—		0.75%			-0.71%
Voya Global Bond Portfolio - Initial Class
2016		1,239	$12.09	to	$14.32	$16,720	1.77%	0.10%	to	2.25%	3.96%	to	6.19%
2015		1,370	$11.53	to	$13.58	$17,581	—	0.10%	to	2.25%	-6.44%	to	-4.42%
2014		1,659	$12.13	to	$14.31	$22,507	0.82%	0.10%	to	2.25%		-1.82%
2013		1,927	$12.17	to	$14.37	$26,454	2.03%	0.35%	to	2.25%	-6.15%	to	-4.31%
2012		2,338	$12.76	to	$15.08	$34,048	5.98%	0.35%	to	2.25%	5.47%	to	7.53%
Voya Global Bond Portfolio - Service Class
2016		2		$13.13		$23	0.84%		1.25%			4.70%
2015		5		$12.54		$66	—		1.25%			-5.64%
2014		6		$13.29		$79	—		1.25%			-1.12%
2013		7		$13.44		$95	1.72%		1.25%			-5.49%
2012		10		$14.22		$137	4.95%		1.25%			6.28%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2016		295	$14.36	to	$16.05	$4,353	2.02%	0.35%	to	1.50%	4.26%	to	5.55%
2015		270	$13.65	to	$15.27	$3,800	3.40%	0.10%	to	1.50%	-1.54%	to	-0.43%
2014		276	$13.76	to	$15.40	$3,909	2.12%	0.35%	to	1.50%	3.99%	to	5.22%
2013		255	$13.13	to	$14.70	$3,450	2.22%	0.35%	to	1.50%	14.56%	to	15.90%
2012		219	$11.36	to	$12.73	$2,664	2.61%	0.35%	to	1.50%	11.81%	to	12.99%
Voya Solution 2035 Portfolio - Service Class
2016		475	$14.78	to	$16.80	$7,192	1.97%	0.10%	to	1.25%	4.97%	to	6.11%
2015		490	$14.01	to	$15.93	$7,035	3.12%	0.10%	to	1.25%	-1.76%	to	-0.54%
2014		476	$14.18	to	$15.37	$6,894	2.01%	0.10%	to	1.25%	4.34%	to	5.29%
2013		444	$13.51	to	$15.38	$6,162	1.91%	0.35%	to	1.50%	18.89%	to	19.98%
2012		368	$11.30	to	$12.87	$4,430	2.07%	0.35%	to	1.25%	13.67%	to	14.64%
Voya Solution 2045 Portfolio - Service Class
2016		362	$14.86	to	$17.23	$5,515	1.67%	0.10%	to	1.50%	4.85%	to	6.29%
2015		284	$14.06	to	$16.32	$4,076	3.07%	0.10%	to	1.50%	-2.46%	to	-1.07%
2014		225	$14.30	to	$16.60	$3,274	1.70%	0.10%	to	1.50%	4.54%	to	5.38%
2013		195	$13.57	to	$15.76	$2,739	1.64%	0.70%	to	1.50%	21.56%	to	22.58%
2012		154	$11.07	to	$12.87	$1,784	1.93%	0.70%	to	1.50%	13.76%	to	14.72%
Voya Solution Income Portfolio - Service Class
2016		194	$13.72	to	$15.00	$2,784	1.13%	0.10%	to	1.50%	2.92%	to	4.32%
2015		228	$13.22	to	$14.47	$3,158	1.50%	0.10%	to	1.50%		-1.40%
2014		76	$13.30	to	$14.56	$1,099	2.52%	0.10%	to	1.25%	4.44%	to	4.97%
2013		83	$12.67	to	$13.88	$1,127	3.10%	0.70%	to	1.25%	5.64%	to	6.29%
2012		93	$11.92	to	$13.07	$1,197	5.11%	0.70%	to	1.25%	8.45%	to	9.01%
Voya Solution Moderately Aggressive Portfolio - Service Class
2016		16	$10.01	to	$10.08	$161	1.33%	0.95%	to	1.40%	4.71%	to	5.22%
2015	8/14/2015	20	$9.56	to	$9.58	$189	(c)	0.95%	to	1.40%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2016		112	$25.01	to	$39.91	$3,148	1.20%	0.10%	to	1.50%	22.22%	to	23.95%
2015		127	$20.31	to	$32.48	$2,823	1.60%	0.10%	to	1.25%	-2.93%	to	-1.84%
2014		138	$20.81	to	$33.37	$3,190	1.21%	0.10%	to	1.50%	10.79%	to	12.08%
2013		123	$18.63	to	$29.95	$2,769	1.16%	0.35%	to	1.50%	29.71%	to	30.86%
2012		104	$14.28	to	$23.02	$1,878	1.11%	0.35%	to	1.25%	14.91%	to	15.94%
VY® Baron Growth Portfolio - Service Class
2016		185	$14.84	to	$33.84	$3,799	—	0.10%	to	1.50%	3.77%	to	5.24%
2015		245	$14.29	to	$32.43	$4,849	0.23%	0.10%	to	1.50%	-6.43%	to	-5.12%
2014		293	$15.26	to	$34.48	$6,303	0.07%	0.10%	to	1.50%	2.77%	to	3.59%
2013		359	$14.84	to	$33.36	$7,548	1.29%	0.70%	to	1.50%	36.82%	to	37.91%
2012		258	$10.84	to	$24.25	$4,561	—	0.70%	to	1.50%	17.89%	to	18.82%
VY® Columbia Contrarian Core Portfolio - Service Class
2016		88	$16.12	to	$21.17	$1,564	3.37%	0.10%	to	1.50%	6.75%	to	8.29%
2015		135	$15.08	to	$19.68	$2,297	0.88%	0.10%	to	1.50%	1.46%	to	2.92%
2014		150	$14.85	to	$22.46	$2,473	0.79%	0.10%	to	1.50%	11.13%	to	12.03%
2013		176	$13.35	to	$20.10	$2,612	1.41%	0.70%	to	1.50%	32.73%	to	33.85%
2012		182	$10.05	to	$15.06	$2,062	0.29%	0.70%	to	1.50%	10.60%	to	11.44%
VY® Columbia Small Cap Value II Portfolio - Service Class
2016		30	$17.87	to	$21.82	$573	0.19%	0.10%	to	1.50%	21.90%	to	23.56%
2015		48	$14.66	to	$17.66	$744	0.28%	0.10%	to	1.50%	-4.43%	to	-3.02%
2014		42	$15.46	to	$18.21	$683	0.15%	0.10%	to	1.40%	2.86%	to	3.63%
2013		40	$15.03	to	$17.37	$621	0.96%	0.70%	to	1.40%	38.02%	to	38.93%
2012		38	$10.89	to	$11.38	$419	0.23%	0.75%	to	1.40%	12.62%	to	13.35%
VY® Invesco Comstock Portfolio - Service Class
2016		34	$19.64	to	$23.72	$724	1.94%	0.10%	to	1.50%	16.00%	to	17.68%
2015		60	$16.79	to	$22.86	$1,087	2.12%	0.10%	to	1.50%	-7.34%	to	-6.07%
2014		75	$17.99	to	$24.55	$1,459	2.04%	0.10%	to	1.50%	7.51%	to	8.37%
2013		68	$16.60	to	$22.71	$1,289	0.84%	0.70%	to	1.50%	33.00%	to	34.09%
2012		58	$12.38	to	$16.98	$862	1.19%	0.70%	to	1.50%	16.82%	to	17.79%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2016		3,365	$18.75	to	$20.88	$67,371	1.93%	0.10%	to	1.50%	13.56%	to	15.17%
2015		3,908	$16.38	to	$18.25	$68,652	2.18%	0.10%	to	1.75%	-3.75%	to	-2.16%
2014		4,454	$16.84	to	$18.78	$80,865	1.86%	0.10%	to	1.75%	7.05%	to	8.55%
2013		3,140	$15.56	to	$17.37	$52,976	1.40%	0.35%	to	1.75%	22.76%	to	24.59%
2012		3,462	$12.54	to	$14.03	$47,507	2.28%	0.35%	to	1.75%	10.85%	to	12.31%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2016		131	$22.61	to	$39.07	$3,693	0.66%	0.10%	to	1.50%	12.99%	to	14.57%
2015		140	$19.86	to	$34.39	$3,458	0.60%	0.10%	to	1.50%	-4.48%	to	-3.16%
2014		150	$20.62	to	$35.80	$3,877	0.87%	0.10%	to	1.50%	13.29%	to	14.57%
2013		134	$18.06	to	$31.44	$3,218	0.63%	0.35%	to	1.50%	29.54%	to	31.11%
2012		110	$13.83	to	$24.13	$2,176	0.74%	0.35%	to	1.50%	18.26%	to	19.63%
VY® Oppenheimer Global Portfolio - Initial Class
2016		3,075	$16.26	to	$20.00	$58,097	1.17%	0.10%	to	1.90%	-1.71%	to	0.12%
2015		3,564	$16.34	to	$20.15	$67,773	1.50%	0.10%	to	1.90%	2.19%	to	4.06%
2014		3,939	$15.80	to	$19.54	$72,781	1.15%	0.10%	to	1.90%	0.34%	to	1.95%
2013		4,579	$15.55	to	$19.28	$83,809	1.35%	0.35%	to	1.90%	24.68%	to	26.69%
2012		5,210	$12.32	to	$15.31	$77,309	1.28%	0.35%	to	1.90%	19.40%	to	21.26%
VY® Pioneer High Yield Portfolio - Initial Class
2016		718	$18.15	to	$20.80	$13,417	5.15%	0.10%	to	1.50%	12.61%	to	14.17%
2015		778	$16.11	to	$18.33	$12,897	5.37%	0.10%	to	1.50%	-6.06%	to	-4.73%
2014		901	$16.81	to	$19.37	$15,880	5.04%	0.10%	to	1.75%	-1.41%	to	-0.36%
2013		1,012	$17.05	to	$19.44	$17,988	4.97%	0.70%	to	1.75%	10.36%	to	11.54%
2012		1,074	$15.45	to	$17.44	$17,097	6.01%	0.70%	to	1.75%	14.19%	to	15.46%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2016		1,621	$20.77	to	$25.88	$39,497	0.30%	0.10%	to	1.50%	5.84%	to	7.33%
2015		1,863	$19.48	to	$24.32	$42,681	—	0.10%	to	1.50%	0.46%	to	1.89%
2014		2,048	$19.22	to	$24.07	$46,522	0.26%	0.10%	to	1.50%	10.18%	to	11.48%
2013		2,349	$17.31	to	$21.73	$48,397	0.29%	0.35%	to	1.75%	32.79%	to	34.73%
2012		2,619	$12.90	to	$16.23	$41,061	0.50%	0.35%	to	1.75%	14.15%	to	15.68%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2016		816	$17.29	to	$55.52	$31,534	—	0.10%	to	1.50%	0.00%	to	1.37%
2015		1,026	$17.28	to	$55.47	$38,458	—	0.10%	to	1.50%	9.16%	to	10.72%
2014		1,034	$15.81	to	$50.77	$37,050	—	0.10%	to	1.50%	7.08%	to	8.31%
2013		1,072	$14.76	to	$47.38	$37,679	0.02%	0.35%	to	1.50%	37.20%	to	38.78%
2012		1,093	$10.75	to	$34.50	$29,888	0.16%	0.35%	to	1.50%	17.13%	to	18.53%
VY® Templeton Foreign Equity Portfolio - Initial Class
2016		1,084	$8.88	to	$11.54	$10,552	3.23%	0.10%	to	1.90%	-0.11%	to	1.67%
2015		1,331	$8.89	to	$11.35	$12,870	4.09%	0.10%	to	1.90%	-5.22%	to	-3.40%
2014		1,468	$9.38	to	$11.75	$14,838	2.50%	0.10%	to	1.90%	-8.31%	to	-6.94%
2013		1,607	$10.23	to	$12.52	$17,537	1.46%	0.35%	to	1.90%	17.99%	to	19.83%
2012		1,929	$8.67	to	$10.34	$17,443	1.57%	0.35%	to	1.90%	16.53%	to	18.44%
Voya Strategic Allocation Conservative Portfolio - Class I
2016		226	$14.81	to	$27.53	$5,311	2.98%	0.10%	to	1.50%	4.10%	to	5.60%
2015		273	$14.11	to	$26.24	$6,108	3.36%	0.10%	to	1.50%	-1.69%	to	-0.27%
2014		290	$14.24	to	$26.50	$6,582	2.63%	0.10%	to	1.50%	5.05%	to	6.26%
2013		348	$13.45	to	$25.04	$7,505	2.52%	0.35%	to	1.50%	10.41%	to	11.34%
2012		357	$12.08	to	$22.50	$6,993	2.74%	0.70%	to	1.50%	10.68%	to	11.54%
Voya Strategic Allocation Growth Portfolio - Class I
2016		349	$12.47	to	$29.83	$7,200	2.70%	0.10%	to	2.25%	4.53%	to	6.82%
2015		465	$11.93	to	$28.11	$8,840	2.65%	0.10%	to	2.25%	-3.40%	to	-1.25%
2014		474	$12.35	to	$28.66	$9,374	2.07%	0.10%	to	2.25%	4.22%	to	6.14%
2013		474	$11.85	to	$27.09	$9,730	1.65%	0.35%	to	2.25%	19.70%	to	22.04%
2012		421	$9.90	to	$22.30	$7,948	1.54%	0.35%	to	2.25%	12.37%	to	14.57%
Voya Strategic Allocation Moderate Portfolio - Class I
2016		361	$12.94	to	$28.47	$7,871	2.64%	0.35%	to	2.25%	4.27%	to	6.32%
2015		383	$12.41	to	$26.90	$7,962	2.96%	0.10%	to	2.25%	-2.82%	to	-0.67%
2014		463	$12.77	to	$27.26	$9,616	2.41%	0.10%	to	2.25%	4.33%	to	6.29%
2013		499	$12.24	to	$25.74	$10,224	2.12%	0.35%	to	2.25%	13.97%	to	16.22%
2012		530	$10.74	to	$22.25	$9,615	2.15%	0.35%	to	2.25%	11.07%	to	13.23%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2016		90		$16.89		$1,520	1.54%		1.25%			7.85%
2015		97		$15.66		$1,517	1.50%		1.25%			-3.03%
2014		112		$16.15		$1,814	1.53%		1.25%			8.83%
2013		124		$14.84		$1,846	0.87%		1.25%			28.48%
2012		138		$11.55		$1,591	1.38%		1.25%			13.79%
Voya Growth and Income Portfolio - Class I
2016		6,158	$11.59	to	$500.21	$209,483	1.94%	0.10%	to	2.25%	7.31%	to	9.67%
2015		6,987	$10.80	to	$459.99	$215,524	1.97%	0.10%	to	2.25%	-3.57%	to	-1.52%
2014		8,057	$11.20	to	$471.05	$244,610	1.94%	0.10%	to	2.25%	8.21%	to	10.32%
2013		8,983	$10.35	to	$429.48	$248,811	1.36%	0.35%	to	2.25%	27.78%	to	30.26%
2012		8,089	$8.10	to	$331.80	$198,559	1.82%	0.35%	to	2.25%	13.29%	to	15.30%
Voya Emerging Markets Index Portfolio - Class I
2016		8	$8.69	to	$8.96	$71	2.87%	0.10%	to	1.25%	9.17%	to	10.48%
2015		4	$7.96	to	$8.11	$31	12.12%	0.10%	to	1.25%		—
2014	8/5/2014	—		$9.59		$2	(b)		0.10%			(b)
2013		(b)		(b)		(b)	(b)		(b)			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Euro STOXX 50® Index Portfolio - Class I
2016		4		$10.11		$43	0.11%		0.75%			—
2015		4		$10.11		$44	2.22%		0.75%			-4.98%
2014		4		$10.64		$46	4.35%		0.75%			-9.83%
2013		4		$11.80		$46	4.65%		0.75%			25.13%
2012		4		$9.43		$40	5.41%		0.75%			21.52%
Voya Global Equity Portfolio - Class I
2016		226	$9.72	to	$10.00	$2,225	2.79%	0.10%	to	1.50%	4.40%	to	5.93%
2015	3/9/2015	288	$9.31	to	$9.44	$2,698	(c)	0.10%	to	1.50%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Equity Portfolio - Class S
2016		101	$9.55	to	$9.66	$972	2.60%	0.95%	to	1.40%	4.26%	to	4.79%
2015	3/9/2015	119	$9.16	to	$9.25	$1,090	(c)	0.95%	to	1.40%		(c)
2014		(c)		(c)		(c)	(c)		(c)			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Voya Index Plus LargeCap Portfolio - Class I
2016		2,447	$13.69	to	$38.01	$58,987	1.67%	0.10%	to	2.25%	7.80%	to	10.21%
2015		2,793	$12.70	to	$34.72	$61,663	1.62%	0.10%	to	2.25%	-1.40%	to	0.71%
2014		3,091	$12.85	to	$34.69	$68,972	1.48%	0.10%	to	2.25%	11.32%	to	13.41%
2013		3,587	$11.49	to	$30.70	$71,271	1.85%	0.35%	to	2.25%	30.00%	to	32.49%
2012		4,010	$8.79	to	$23.27	$62,530	1.68%	0.35%	to	2.25%	11.81%	to	14.01%
Voya Index Plus MidCap Portfolio - Class I
2016		258	$20.71	to	$47.04	$7,291	0.94%	0.10%	to	1.50%	16.37%	to	18.06%
2015		293	$17.65	to	$40.14	$6,902	1.00%	0.10%	to	1.50%	-3.25%	to	-1.90%
2014		328	$18.10	to	$41.20	$7,906	0.82%	0.10%	to	1.50%	7.93%	to	9.18%
2013		357	$16.64	to	$37.90	$8,351	1.34%	0.35%	to	1.50%	32.57%	to	34.07%
2012		374	$12.45	to	$28.40	$9,658	0.92%	0.35%	to	1.50%	15.93%	to	17.30%
Voya Index Plus SmallCap Portfolio - Class I
2016		159	$21.85	to	$35.94	$4,216	0.80%	0.10%	to	1.50%	25.41%	to	27.20%
2015		173	$17.28	to	$28.45	$3,613	0.95%	0.10%	to	1.50%	-4.66%	to	-3.30%
2014		193	$17.98	to	$29.63	$4,193	0.59%	0.10%	to	1.50%	3.87%	to	5.07%
2013		216	$17.17	to	$28.33	$4,581	0.93%	0.35%	to	1.50%	40.56%	to	42.22%
2012		186	$12.12	to	$20.01	$3,348	0.61%	0.35%	to	1.50%	10.71%	to	11.98%
Voya International Index Portfolio - Class I
2016		773	$8.79	to	$16.82	$11,111	3.06%	0.10%	to	1.75%	-0.94%	to	0.73%
2015		868	$8.66	to	$16.84	$12,589	3.20%	0.10%	to	1.75%	-2.63%	to	-1.00%
2014		921	$8.87	to	$17.16	$14,009	1.15%	0.10%	to	1.75%	-7.56%	to	-6.56%
2013		580	$9.57	to	$18.41	$8,699	2.27%	0.70%	to	1.75%	19.33%	to	20.59%
2012		627	$8.00	to	$15.31	$7,856	2.86%	0.70%	to	1.75%	16.65%	to	17.88%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class S
2016		2		$14.71		$28	1.28%		1.25%			-0.68%
2015		1		$14.81		$9	5.00%		1.25%			-2.31%
2014		7		$15.16		$111	0.82%		1.25%			-7.39%
2013		8		$16.37		$134	—		1.25%			19.66%
2012		1		$13.68		$16	4.00%		1.25%			17.02%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2016		1,002	$22.86	to	$29.02	$25,032	1.25%	0.10%	to	1.75%	4.70%	to	6.46%
2015		1,134	$21.62	to	$27.26	$26,934	1.18%	0.10%	to	1.75%	5.75%	to	7.49%
2014		1,259	$20.24	to	$25.36	$28,067	1.28%	0.10%	to	1.75%	11.08%	to	12.33%
2013		1,444	$18.03	to	$22.32	$28,735	1.46%	0.70%	to	1.75%	29.68%	to	31.06%
2012		1,669	$13.76	to	$16.58	$25,455	1.21%	0.70%	to	1.75%	12.48%	to	13.72%
Voya Russell™ Large Cap Index Portfolio - Class I
2016		663	$16.30	to	$27.17	$16,274	1.85%	0.10%	to	2.25%	8.47%	to	10.83%
2015		731	$14.92	to	$24.72	$16,537	1.69%	0.10%	to	2.25%	-0.18%	to	1.98%
2014		791	$14.83	to	$24.45	$17,991	1.58%	0.10%	to	2.25%	10.42%	to	12.10%
2013		844	$13.33	to	$21.86	$17,423	1.62%	0.70%	to	2.25%	29.12%	to	31.14%
2012		907	$10.25	to	$16.71	$14,334	2.54%	0.70%	to	2.25%	12.97%	to	14.70%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2016		2,566	$11.05	to	$25.37	$38,918	1.58%	0.10%	to	1.75%	13.58%	to	15.55%
2015		2,927	$9.70	to	$22.15	$39,307	0.49%	0.10%	to	1.75%	-5.15%	to	-3.56%
2014		324	$10.89	to	$23.18	$7,158	1.56%	0.10%	to	1.75%	10.43%	to	11.62%
2013		385	$16.69	to	$20.81	$7,738	1.70%	0.75%	to	1.75%	29.56%	to	30.90%
2012		473	$12.75	to	$15.94	$7,317	1.90%	0.75%	to	1.75%	14.18%	to	15.28%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2016		47	$24.04	to	$24.33	$1,136	1.49%	1.25%	to	1.40%	13.66%	to	13.90%
2015		62	$21.15	to	$21.36	$1,308	1.34%	1.25%	to	1.40%	-5.11%	to	-4.98%
2014		81	$22.29	to	$22.48	$1,817	1.38%	1.25%	to	1.40%	10.68%	to	10.79%
2013		75	$20.14	to	$20.29	$1,517	1.43%	1.25%	to	1.40%	29.60%	to	29.81%
2012		82	$15.54	to	$15.63	$1,276	1.72%	1.25%	to	1.40%	14.35%	to	14.51%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2016		36	$26.02	to	$29.08	$980	0.68%	0.10%	to	1.50%	5.26%	to	6.68%
2015		42	$24.72	to	$26.61	$1,090	0.74%	0.70%	to	1.50%	-2.29%	to	-1.51%
2014		60	$25.30	to	$27.09	$1,595	0.15%	0.70%	to	1.50%	9.48%	to	10.34%
2013		45	$23.11	to	$24.63	$1,080	0.75%	0.70%	to	1.50%	32.89%	to	33.86%
2012		45	$17.39	to	$17.88	$795	0.29%	0.75%	to	1.50%	13.73%	to	14.69%
Voya Russell™ Mid Cap Index Portfolio - Class I
2016		73	$17.98	to	$23.41	$1,525	1.33%	0.10%	to	1.25%	12.02%	to	13.30%
2015		78	$16.05	to	$20.80	$1,451	1.19%	0.10%	to	1.25%	-4.01%	to	-2.89%
2014		81	$16.72	to	$21.57	$1,582	0.59%	0.10%	to	1.25%	11.24%	to	11.90%
2013		47	$15.03	to	$19.28	$789	0.96%	0.70%	to	1.25%	32.54%	to	33.28%
2012		55	$11.34	to	$14.48	$667	1.03%	0.75%	to	1.25%	15.60%	to	16.21%
Voya Russell™ Small Cap Index Portfolio - Class I
2016		62	$18.88	to	$22.85	$1,287	1.33%	0.10%	to	1.25%	19.57%	to	21.01%
2015		81	$15.79	to	$19.01	$1,385	1.20%	0.10%	to	1.25%	-5.73%	to	-4.63%
2014		80	$16.75	to	$20.06	$1,447	0.95%	0.10%	to	1.25%	3.65%	to	4.15%
2013		63	$16.16	to	$19.26	$1,082	1.36%	0.75%	to	1.25%	37.07%	to	37.71%
2012		67	$11.79	to	$13.99	$831	0.71%	0.75%	to	1.25%	14.58%	to	15.17%
Voya Small Company Portfolio - Class I
2016		567	$22.08	to	$63.62	$25,664	0.43%	0.10%	to	1.90%	22.12%	to	24.33%
2015		650	$17.86	to	$51.49	$23,383	0.51%	0.10%	to	1.90%	-2.63%	to	-0.84%
2014		739	$18.13	to	$52.29	$27,287	0.35%	0.10%	to	1.90%	4.49%	to	6.16%
2013		854	$17.14	to	$49.45	$30,613	0.51%	0.35%	to	1.90%	35.18%	to	37.30%
2012		927	$12.53	to	$36.16	$25,858	0.41%	0.35%	to	1.90%	12.32%	to	14.13%
Voya U.S. Bond Index Portfolio - Class I
2016		100	$11.85	to	$13.76	$1,262	2.57%	0.10%	to	1.50%	0.85%	to	2.23%
2015		101	$11.67	to	$13.46	$1,249	2.32%	0.10%	to	1.50%	-1.25%	to	0.15%
2014		114	$11.73	to	$13.44	$1,425	1.80%	0.10%	to	1.50%	4.17%	to	4.98%
2013		106	$11.18	to	$12.65	$1,240	1.95%	0.70%	to	1.50%	-4.01%	to	-3.24%
2012		101	$11.56	to	$12.66	$1,220	1.66%	0.70%	to	1.50%	2.31%	to	3.12%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class I
2016		255	$13.06	to	$28.94	$4,907	—	0.10%	to	1.75%	5.41%	to	7.14%
2015		305	$12.39	to	$27.18	$5,451	—	0.10%	to	1.75%	-1.27%	to	0.43%
2014		334	$12.55	to	$27.24	$5,968	0.39%	0.10%	to	1.75%	6.90%	to	8.45%
2013		401	$11.74	to	$32.78	$6,779	0.05%	0.35%	to	1.75%	29.99%	to	31.05%
2012		102	$14.14	to	$19.25	$1,899	0.53%	0.70%	to	1.50%	12.78%	to	13.39%
Voya MidCap Opportunities Portfolio - Class S
2016		151	$14.47	to	$24.30	$3,181	—	0.95%	to	1.40%	5.50%	to	5.97%
2015		151	$13.71	to	$22.93	$3,014	—	0.95%	to	1.40%	-1.15%	to	-0.69%
2014		151	$13.87	to	$23.09	$3,108	0.35%	0.95%	to	1.40%	7.01%	to	7.55%
2013		195	$12.96	to	$21.47	$3,805	—	0.95%	to	1.40%	29.85%	to	30.44%
2012		219	$9.98	to	$16.46	$3,372	0.41%	0.95%	to	1.40%	12.26%	to	12.82%
Voya SmallCap Opportunities Portfolio - Class I
2016		94	$18.81	to	$33.57	$2,040	—	0.10%	to	1.25%	12.03%	to	13.31%
2015		85	$16.79	to	$29.89	$1,647	—	0.10%	to	1.25%	-2.16%	to	-1.02%
2014		61	$17.16	to	$30.45	$1,175	—	0.10%	to	1.25%	4.32%	to	4.88%
2013		67	$16.45	to	$29.11	$1,196	—	0.70%	to	1.25%	37.31%	to	38.02%
2012		71	$11.98	to	$21.13	$898	—	0.70%	to	1.25%	13.77%	to	14.42%
Voya SmallCap Opportunities Portfolio - Class S
2016		149	$16.09	to	$18.04	$2,532	—	0.95%	to	1.40%	11.50%	to	11.98%
2015		138	$14.43	to	$16.11	$2,107	—	0.95%	to	1.40%	-2.52%	to	-2.07%
2014		164	$14.80	to	$16.45	$2,559	—	0.95%	to	1.40%	3.83%	to	4.38%
2013		197	$14.25	to	$15.76	$2,973	—	0.95%	to	1.45%	36.73%	to	37.40%
2012		208	$10.42	to	$11.47	$2,297	—	0.95%	to	1.45%	13.19%	to	13.79%
Wanger International
2016		164	$11.15	to	$14.11	$2,037	1.17%	0.10%	to	1.50%	-2.87%	to	-1.47%
2015		169	$11.48	to	$14.32	$2,155	1.49%	0.10%	to	1.50%		-1.37%
2014		188	$11.64	to	$14.32	$2,421	1.52%	0.10%	to	1.50%	-5.83%	to	-5.06%
2013		196	$12.36	to	$14.91	$2,587	2.73%	0.70%	to	1.50%	20.59%	to	21.45%
2012		163	$10.25	to	$11.89	$1,742	1.22%	0.70%	to	1.50%	19.74%	to	20.71%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger Select
2016		99	$17.53	to	$24.94	$2,113	0.16%	0.10%	to	1.50%	11.67%	to	13.26%
2015		119	$15.57	to	$22.17	$2,219	—	0.10%	to	1.50%	-1.22%	to	0.18%
2014		151	$15.64	to	$22.28	$2,770	—	0.10%	to	1.50%	1.58%	to	2.42%
2013		141	$15.27	to	$21.76	$2,884	0.29%	0.70%	to	1.50%	32.55%	to	33.60%
2012		163	$11.43	to	$16.29	$2,636	0.44%	0.70%	to	1.50%	16.74%	to	17.59%
Wanger USA
2016		47	$20.36	to	$26.05	$1,054	—	0.10%	to	1.50%	12.01%	to	13.55%
2015		51	$18.04	to	$23.09	$1,015	—	0.10%	to	1.50%	-2.08%	to	-0.68%
2014		—	$18.28	to	$23.40	$1,013	—	0.10%	to	1.50%	3.20%	to	4.10%
2013		60	$17.56	to	$22.50	$1,247	0.09%	0.70%	to	1.50%	31.80%	to	32.83%
2012		53	$13.22	to	$16.95	$880	0.38%	0.70%	to	1.50%	18.15%	to	19.11%

(a)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2016 and 2015, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 16, 2017

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,364.8 as of 2016 and $20,747.1 as of 2015)	$23,169.9	$21,211.6
Fixed maturities, at fair value using the fair value option	957.2	798.0
Equity securities, available-for-sale, at fair value (cost of $67.1 as of 2016 and $116.7 as of 2015)	82.3	131.3
Short-term investments	32.9	—
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2016 and $1.2 as of 2015	4,254.5	3,729.1
Policy loans	218.9	229.8
Limited partnerships/corporations	347.8	298.5
Derivatives	470.8	450.3
Securities pledged (amortized cost of $692.8 as of 2016 and $252.3 as of 2015)	767.9	249.2
Total investments	30,302.2	27,097.8
Cash and cash equivalents	561.0	661.1
Short-term investments under securities loan agreements, including collateral delivered	378.8	241.5
Accrued investment income	301.5	295.3
Premiums receivable and reinsurance recoverable	1,633.7	1,838.8
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,028.5	1,244.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	0.7	10.5
Due from affiliates	56.4	56.0
Property and equipment	67.7	71.3
Other assets	159.2	167.0
Assets held in separate accounts	61,980.7	58,910.6
Total assets	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$29,578.1	$27,068.0
Payable for securities purchased	7.7	52.5
Payables under securities loan agreements, including collateral held	648.5	541.3
Long-term debt	4.9	4.9
Due to affiliates	162.1	132.2
Derivatives	172.9	115.1
Deferred income taxes	222.8	133.0
Other liabilities	491.4	443.0
Liabilities related to separate accounts	61,980.7	58,910.6
Total liabilities	93,269.1	87,400.6

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2016 and 2015; $50 par value per share)	2.8	2.8
Additional paid-in capital	2,994.4	3,272.6
Accumulated other comprehensive income (loss)	559.5	386.8
Retained earnings (deficit)	(180.4)	(293.2)
Total shareholder's equity	3,376.3	3,369.0
Total liabilities and shareholder's equity	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Net investment income	$1,500.6	$1,409.8	$1,389.4
Fee income	724.6	765.3	784.1
Premiums	870.2	657.1	88.8
Broker-dealer commission revenue	175.4	229.7	244.9
Net realized capital gains (losses):
Total other-than-temporary impairments	(19.0)	(44.7)	(7.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0.4	1.2	—
Net other-than-temporary impairments recognized in earnings	(19.4)	(45.9)	(7.1)
Other net realized capital gains (losses)	(193.8)	(231.3)	(132.5)
Total net realized capital gains (losses)	(213.2)	(277.2)	(139.6)
Other revenue	(1.4)	(1.6)	4.4
Total revenues	3,056.2	2,783.1	2,372.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,764.6	1,422.3	927.8
Operating expenses	815.5	772.5	783.9
Broker-dealer commission expense	175.4	229.7	244.9
Net amortization of Deferred policy acquisition costs and Value of business acquired	166.5	132.6	109.2
Total benefits and expenses	2,922.0	2,557.1	2,065.8
Income (loss) before income taxes	134.2	226.0	306.2
Income tax expense (benefit)	21.4	52.8	74.5
Net income (loss)	$112.8	$173.2	$231.7

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$112.8	$173.2	$231.7
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	257.8	(693.4)	531.8
Other-than-temporary impairments	8.7	2.8	5.1
Pension and other postretirement benefits liability	(1.4)	(2.3)	(2.2)
Other comprehensive income (loss), before tax	265.1	(692.9)	534.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	92.4	(238.2)	188.6
Other comprehensive income (loss), after tax	172.7	(454.7)	346.1
Comprehensive income (loss)	$285.5	$(281.5)	$577.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2014	$2.8	$3,953.3	$495.4	$(698.1)	$3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance as of December 31, 2014	2.8	3,583.9	841.5	(466.4)	3,961.8
Comprehensive income (loss):
Net income (loss)	—	—	—	173.2	173.2
Other comprehensive income (loss), after tax	—	—	(454.7)	—	(454.7)
Total comprehensive income (loss)					(281.5)
Dividends paid and distributions of capital	—	(321.0)	—	—	(321.0)
Employee related benefits	—	9.7	—	—	9.7
Balance as of December 31, 2015	2.8	3,272.6	386.8	(293.2)	3,369.0
Comprehensive income (loss):
Net income (loss)	—	—	—	112.8	112.8
Other comprehensive income (loss), after tax	—	—	172.7	—	172.7
Total comprehensive income (loss)					285.5
Dividends paid and distributions of capital	—	(278.0)	—	—	(278.0)
Employee related benefits	—	(0.2)	—	—	(0.2)
Balance as of December 31, 2016	$2.8	$2,994.4	$559.5	$(180.4)	$3,376.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities:
Net income (loss)	$112.8	$173.2	$231.7
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(79.5)	(83.5)	(77.4)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	167.8	133.9	110.9
Net accretion/amortization of discount/premium	(0.7)	7.1	9.6
Future policy benefits, claims reserves and interest credited	1,288.6	1,193.5	616.7
Deferred income tax (benefit) expense	(2.6)	(1.3)	(11.2)
Net realized capital losses	213.2	277.2	139.6
Depreciation	3.6	3.6	3.6
Change in:
Accrued investment income	(6.2)	(10.1)	(0.2)
Premiums receivable and reinsurance recoverable	205.1	90.7	87.1
Other receivables and asset accruals	6.9	2.0	(59.0)
Due to/from affiliates	29.5	25.7	(8.2)
Other payables and accruals	126.5	(56.8)	71.0
Other, net	(11.1)	0.2	(10.6)
Net cash provided by operating activities	2,053.9	1,755.4	1,103.6
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,184.3	3,372.8	3,071.1
Equity securities, available-for-sale	49.3	17.4	14.1
Mortgage loans on real estate	375.3	557.2	504.6
Limited partnerships/corporations	70.8	47.8	43.9
Acquisition of:
Fixed maturities	(5,663.9)	(5,257.7)	(3,300.6)
Equity securities, available-for-sale	—	(28.0)	—
Mortgage loans on real estate	(900.5)	(773.3)	(621.3)
Limited partnerships/corporations	(113.2)	(95.7)	(103.1)
Derivatives, net	28.4	(46.7)	(25.2)
Policy loans, net	10.9	9.3	2.9
Short-term investments, net	(32.9)	241.5	(226.4)
Collateral received (delivered), net	(30.1)	8.1	163.1
Purchases of fixed assets, net	—	(0.1)	—
Net cash used in investing activities	(3,021.6)	(1,947.4)	(476.9)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,746.0	$3,195.1	$2,355.5
Maturities and withdrawals from investment contracts	(2,534.5)	(2,439.7)	(2,580.4)
Receipts on deposit contracts	—	—	124.7
Settlements on deposit contracts	(66.0)	(63.2)	(54.9)
Excess tax benefits on share-based compensation	0.1	0.7	1.7
Dividends paid and return of capital distribution	(278.0)	(321.0)	(371.0)
Net cash provided by (used in) financing activities	867.6	371.9	(524.4)
Net (decrease) increase in cash and cash equivalents	(100.1)	179.9	102.3
Cash and cash equivalents, beginning of period	661.1	481.2	378.9
Cash and cash equivalents, end of period	$561.0	$661.1	$481.2
Supplemental cash flow information:
Income taxes paid (received), net	$15.4	$54.2	$168.3
Interest paid	—	0.1	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING Group continues to hold certain warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.
VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated. Depreciation expense is included in Operating expenses in the Consolidated Statements of Operations.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.8% for the years 2016, 2015 and 2014. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIAs that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

Derivative Contract Novations
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-05, "Derivatives and Hedging (Accounting Standards Codification ("ASC") Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships” (“ASU 2016-05”), which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC Topic 815 does not, in and of itself, require dedesignation of that hedging relationship.

The provisions of ASU 2016-05 are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted, using either a prospective or modified retrospective approach. The Company elected to early adopt ASU 2016-05 as of January 1, 2016 on a prospective basis. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The Company adopted the provisions of ASU 2015-02 on January 1, 2016 using a modified retrospective approach. The adoption had no effect on the Company's financial condition or results of operations, but impacted disclosures only. Investments in limited partnerships previously accounted for as VOEs became VIEs under the new guidance as the limited partners do not hold substantive kick-out rights or participating rights. See Variable Interest Entities section of the Investments Note to these Consolidated Financial Statements for additional information.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 were adopted by the Company on January 1, 2016. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (ASC Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.  The amendments provide guidance on eight specific cash flow issues.

The provisions of ASU 2016-15 are effective retrospectively for fiscal years beginning after December 15, 2017, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-15.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which:

•	Introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments,

•	Modifies the impairment model for available-for-sale debt securities, and

•	Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

The provisions of ASU 2016-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Debt Instruments
In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (ASC Topic 815): Contingent Put and Call Options in Debt Instruments” (“ASU 2016-06”), which clarifies that an entity is only required to follow the four-step decision sequence when assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts for purposes of bifurcating an embedded derivative. The entity does not need to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.

The provisions of ASU 2016-06 are effective on a modified retrospective basis for fiscal years beginning after December 15, 2016, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-06.

Financial Instruments - Recognition and Measurement
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.

The provisions of ASU 2014-09 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted as of January 1, 2017. Initial adoption of ASU 2014-09 is required to be reported using either a retrospective or modified retrospective approach.

The Company plans to adopt ASU 2014-09 on January 1, 2018. As the scope of ASU 2014-09 excludes insurance contracts and financial instruments, the guidance does not apply to a significant portion of the Company’s business. Consequently, the Company does not currently expect the adoption of this guidance to have a material impact; however, implementation efforts, including assessment of transition approach, are ongoing.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2016:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$692.8	$95.9	$1.7	$—	$787.0	$—
U.S. Government agencies and authorities	3.8	—	—	—	3.8	—
State, municipalities and political subdivisions	794.7	16.3	15.6	—	795.4	—
U.S. corporate public securities	9,511.1	533.3	72.0	—	9,972.4	1.3
U.S. corporate private securities	2,950.9	89.4	79.7	—	2,960.6	—
Foreign corporate public securities and foreign governments(1)	2,801.4	120.6	37.6	—	2,884.4	—
Foreign corporate private securities(1)	2,822.0	113.9	25.9	—	2,910.0	—

Residential mortgage-backed securities:
Agency	2,356.7	81.4	27.0	9.3	2,420.4	—
Non-Agency	313.8	47.6	2.0	8.2	367.6	4.8
Total Residential mortgage-backed securities	2,670.5	129.0	29.0	17.5	2,788.0	4.8
Commercial mortgage-backed securities	1,301.2	33.2	16.7	—	1,317.7	—
Other asset-backed securities	466.4	10.6	1.3	—	475.7	2.1

Total fixed maturities, including securities pledged	24,014.8	1,142.2	279.5	17.5	24,895.0	8.2
Less: Securities pledged	692.8	81.9	6.8	—	767.9	—
Total fixed maturities	23,322.0	1,060.3	272.7	17.5	24,127.1	8.2
Equity securities	67.1	15.2	—	—	82.3	—
Total fixed maturities and equity securities investments	$23,389.1	$1,075.5	$272.7	$17.5	$24,209.4	$8.2
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $176.3 of net unrealized gains on impaired available-for-sale securities.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$616.6	$105.1	$0.3	$—	$721.4	$—
U.S. Government agencies and authorities	4.3	—	—	—	4.3	—
State, municipalities and political subdivisions	589.9	13.8	7.9	—	595.8	—
U.S. corporate public securities	9,472.4	384.9	256.8	—	9,600.5	1.4
U.S. corporate private securities	2,336.0	86.3	62.4	—	2,359.9	—
Foreign corporate public securities and foreign governments(1)	2,868.7	95.0	151.5	—	2,812.2	—
Foreign corporate private securities(1)	2,678.8	96.1	63.5	—	2,711.4	—

Residential mortgage-backed securities:
Agency	1,579.5	105.3	4.8	12.8	1,692.8	—
Non-Agency	181.6	46.3	2.1	10.6	236.4	6.4
Total Residential mortgage-backed securities	1,761.1	151.6	6.9	23.4	1,929.2	6.4
Commercial mortgage-backed securities	1,228.9	49.5	3.5	—	1,274.9	6.7
Other asset-backed securities	240.7	9.9	1.4	—	249.2	2.4

Total fixed maturities, including securities pledged	21,797.4	992.2	554.2	23.4	22,258.8	16.9
Less: Securities pledged	252.3	16.0	19.1	—	249.2	—
Total fixed maturities	21,545.1	976.2	535.1	23.4	22,009.6	16.9
Equity securities	116.7	14.6	—	—	131.3	—
Total fixed maturities and equity securities investments	$21,661.8	$990.8	$535.1	$23.4	$22,140.9	$16.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $209.2 of net unrealized gains on impaired available-for-sale securities.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2016, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$741.6	$742.6
After one year through five years	4,830.8	5,053.6
After five years through ten years	6,406.6	6,503.1
After ten years	7,597.7	8,014.3
Mortgage-backed securities	3,971.7	4,105.7
Other asset-backed securities	466.4	475.7
Fixed maturities, including securities pledged	$24,014.8	$24,895.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2016 and 2015, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2016
Communications	$1,222.6	$85.3	$10.2	$1,297.7
Financial	2,850.4	146.7	14.1	2,983.0
Industrial and other companies	8,479.5	346.4	98.9	8,727.0
Energy	2,144.8	104.9	48.8	2,200.9
Utilities	2,436.2	130.1	31.3	2,535.0
Transportation	617.7	25.7	5.6	637.8
Total	$17,751.2	$839.1	$208.9	$18,381.4

December 31, 2015
Communications	$1,218.8	$67.1	$28.6	$1,257.3
Financial	2,651.5	146.8	13.1	2,785.2
Industrial and other companies	7,778.2	267.7	180.7	7,865.2
Energy	2,655.2	26.1	261.8	2,419.5
Utilities	2,150.7	122.1	21.8	2,251.0
Transportation	560.6	14.0	13.8	560.8
Total	$17,015.0	$643.8	$519.8	$17,139.0

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2016 and 2015, approximately 58.4% and 63.8%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2016 and 2015, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2016 and 2015, the fair value of loaned securities was $548.2 and $178.9, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $248.4 and $185.9, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, liabilities to return collateral of $248.4 and $185.9, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

During the first quarter of 2016 under an amendment to the securities lending program, the Company began accepting non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2016 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $315.8. As of December 31, 2015, the Company did not retain any securities as collateral.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2016(1)	December 31, 2015
U.S. Treasuries	$303.6	$—
U.S. corporate public securities	179.6	111.7
Foreign corporate public securities and foreign governments	79.6	74.2
Equity Securities	0.4	—
Short-term Investments	1.0	—
Payables under securities loan agreements	$564.2	$185.9
(1) Borrowings under securities lending transactions include both cash and non-cash collateral of $248.4 and $315.8, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $347.8 and $0.4 as of December 31, 2016 and 2015, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2016:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$134.4	$1.7	$—	$—		$—	$—	$134.4	$1.7
State, municipalities and political subdivisions	426.6	14.9	—	—		4.9	0.7	431.5	15.6
U.S. corporate public securities	2,107.1	53.2	2.5	0.2		179.7	18.6	2,289.3	72.0
U.S. corporate private securities	1,011.2	48.2	21.7	1.0		131.5	30.5	1,164.4	79.7
Foreign corporate public securities and foreign governments	678.4	20.4	1.2	0.1		132.5	17.1	812.1	37.6
Foreign corporate private securities	599.7	22.8	—	—		44.8	3.1	644.5	25.9
Residential mortgage-backed	881.2	23.5	109.0	2.7		54.5	2.8	1,044.7	29.0
Commercial mortgage-backed	414.3	16.7	4.9	—	*	6.3	—	425.5	16.7
Other asset-backed	146.9	0.3	0.9	—	*	17.3	1.0	165.1	1.3
Total	$6,399.8	$201.7	$140.2	$4.0		$571.5	$73.8	$7,111.5	$279.5
*Less than $0.1

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$69.4	$0.3	$—	$—		$—	$—	$69.4	$0.3
State, municipalities and political subdivisions	191.3	2.2	150.3	5.7		—	—	341.6	7.9
U.S. corporate public securities	1,764.0	67.6	1,708.3	136.4		209.6	52.8	3,681.9	256.8
U.S. corporate private securities	373.2	10.9	410.5	43.8		35.8	7.7	819.5	62.4
Foreign corporate public securities and foreign governments	670.0	33.8	485.8	55.8		195.7	61.9	1,351.5	151.5
Foreign corporate private securities	546.0	42.1	213.3	16.5		19.6	4.9	778.9	63.5
Residential mortgage-backed	116.5	1.7	42.3	0.9		128.4	4.3	287.2	6.9
Commercial mortgage-backed	156.9	1.4	78.8	2.1		—	—	235.7	3.5
Other asset-backed	22.6	0.1	0.4	—	*	13.7	1.3	36.7	1.4
Total	$3,909.9	$160.1	$3,089.7	$261.2		$602.8	$132.9	$7,602.4	$554.2
*Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 88.6% and 81.9% of the average book value as of December 31, 2016 and 2015, respectively.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2016
Six months or less below amortized cost	$6,702.7	$22.0	$215.8	$5.0	1,098	9
More than six months and twelve months or less below amortized cost	269.4	3.3	14.2	0.8	54	2
More than twelve months below amortized cost	312.8	80.8	20.7	23.0	128	5
Total	$7,284.9	$106.1	$250.7	$28.8	1,280	16

December 31, 2015
Six months or less below amortized cost	$3,980.3	$747.5	$141.7	$211.4	762	104
More than six months and twelve months or less below amortized cost	3,001.4	27.6	156.6	13.4	485	2
More than twelve months below amortized cost	382.5	17.3	26.9	4.2	144	2
Total	$7,364.2	$792.4	$325.2	$229.0	1,391	108

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2016
U.S. Treasuries	$136.1	$—		$1.7	$—		22	—
State, municipalities and political subdivisions	447.1	—		15.6	—		187	—
U.S. corporate public securities	2,351.7	9.6		69.5	2.5		417	3
U.S. corporate private securities	1,162.2	81.9		56.8	22.9		108	3
Foreign corporate public securities and foreign governments	836.9	12.8		34.6	3.0		159	3
Foreign corporate private securities	670.4	—	*	25.9	—	*	64	2
Residential mortgage-backed	1,073.6	0.1		29.0	—	*	196	3
Commercial mortgage-backed	442.2	—	*	16.7	—	*	90	1
Other asset-backed	164.7	1.7		0.9	0.4		37	1
Total	$7,284.9	$106.1		$250.7	$28.8		1,280	16

December 31, 2015
U.S. Treasuries	$69.7	$—		$0.3	$—		14	—
State, municipalities and political subdivisions	349.5	—		7.9	—		117	—
U.S. corporate public securities	3,565.2	373.5		153.5	103.3		651	58
U.S. corporate private securities	791.0	90.9		34.6	27.8		87	4
Foreign corporate public securities and foreign governments	1,211.9	291.1		63.6	87.9		254	40
Foreign corporate private securities	807.3	35.1		53.9	9.6		85	5
Residential mortgage-backed	294.1	—		6.9	—		130	—
Commercial mortgage-backed	239.2	—		3.5	—		38	—
Other asset-backed	36.3	1.8		1.0	0.4		15	1
Total	$7,364.2	$792.4		$325.2	$229.0		1,391	108
* Less than $0.1.

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the years ended December 31, 2016 and 2015, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2016 the Company held no commercial mortgage troubled debt restructured loans.

As of December 31, 2016 and 2015, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2016			December 31, 2015
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4.6	$4,251.0	$4,255.6	$10.7	$3,719.6	$3,730.3
Collective valuation allowance for losses	N/A	(1.1)	(1.1)	N/A	(1.2)	(1.2)
Total net commercial mortgage loans	$4.6	$4,249.9	$4,254.5	$10.7	$3,718.4	$3,729.1
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2016 and 2015.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2016	December 31, 2015
Collective valuation allowance for losses, balance at January 1	$1.2	$1.1
Addition to (reduction of) allowance for losses	(0.1)	0.1
Collective valuation allowance for losses, end of period	$1.1	$1.2

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2016	December 31, 2015
Impaired loans without allowances for losses	$4.6	$10.7
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4.6	$10.7
Unpaid principal balance of impaired loans	$6.1	$12.2

As of December 31, 2016 and 2015 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2016	December 31, 2015
Troubled debt restructured loans	$—	$5.9

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2016 and 2015.

There were no loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2016. There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $1.0.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made to either apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Impaired loans, average investment during the period (amortized cost)(1)	$7.7	$21.6	$37.6
Interest income recognized on impaired loans, on an accrual basis(1)	0.4	1.2	2.2
Interest income recognized on impaired loans, on a cash basis(1)	0.4	1.3	2.1
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.8	1.8
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Loan-to-Value Ratio:
0% - 50%	$369.1	$395.1
>50% - 60%	1,078.9	969.4
>60% - 70%	2,574.1	2,158.2
>70% - 80%	230.8	204.8
>80% and above	2.7	2.8
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$3,427.6	$2,957.7
>1.25x - 1.5x	415.2	494.5
>1.0x - 1.25x	340.7	208.6
Less than 1.0x	46.7	38.6
Commercial mortgage loans secured by land or construction loans	25.4	30.9
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$968.8	22.9%	$867.5	23.3%
South Atlantic	956.3	22.5%	857.3	23.0%
Middle Atlantic	710.1	16.7%	556.1	14.9%
West South Central	431.9	10.1%	414.8	11.1%
Mountain	370.7	8.7%	304.1	8.2%
East North Central	447.8	10.5%	380.8	10.2%
New England	81.1	1.9%	81.4	2.2%
West North Central	223.2	5.2%	208.6	5.6%
East South Central	65.7	1.5%	59.7	1.5%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,358.9	31.9%	$1,330.8	35.7%
Industrial	960.7	22.6%	741.3	19.9%
Apartments	793.5	18.6%	630.4	16.9%
Office	711.0	16.7%	586.3	15.7%
Hotel/Motel	170.2	4.0%	177.6	4.7%
Mixed Use	49.9	1.2%	47.1	1.3%
Other	211.4	5.0%	216.8	5.8%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Year of Origination:
2016	$874.3	$—
2015	729.1	745.3
2014	548.0	558.0
2013	685.1	709.2
2012	681.1	748.2
2011	442.9	553.2
2010 and prior	295.1	416.4
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate public securities	$3.7	2	$8.5	8	$1.7		3
Foreign corporate public securities and foreign governments(1)	12.2	3	34.2	9	3.7		7
Foreign corporate private securities(1)	0.7	2	0.7	1	—		—
Residential mortgage-backed	2.8	25	2.4	26	1.6		26
Commercial mortgage-backed	—	—	—	0	0.1		2
Other asset-backed	—	—	0.1	1	—	*	1
Total	$19.4	32	$45.9	45	$7.1		39
(1) Primarily U.S. dollar denominated.

* Less than $0.1.

The above tables include $1.9, $3.8 and $1.6 of write-downs related to credit impairments for the years ended December 31, 2016, 2015 and 2014, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $17.5, $42.1 and $5.5 in write-downs for the years ended December 31, 2016, 2015 and 2014, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$3.7	1	$8.5	7	$1.6	3
Foreign corporate public securities and foreign governments(1)	11.7	2	32.5	8	3.7	7
Foreign corporate private securities(1)	—	—	—	—	—	—
Residential mortgage-backed	2.1	4	1.1	5	0.1	3
Commercial mortgage-backed	—	—	—	—	0.1	2
Other asset-backed	—	—	—	—	—	—
Total	$17.5	7	$42.1	20	$5.5	15
(1) Primarily U.S. dollar denominated.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Balance at January 1	$19.3	$22.4	$28.0
Additional credit impairments:
On securities not previously impaired	—	—	0.7
On securities previously impaired	0.8	1.3	0.9
Reductions:
Increase in cash flows	1.6	0.2	0.6
Securities sold, matured, prepaid or paid down	9.3	4.2	6.6
Balance at December 31	$9.2	$19.3	$22.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities	$1,325.0	$1,230.0	$1,216.3
Equity securities, available-for-sale	4.3	4.2	7.1
Mortgage loans on real estate	190.5	194.6	172.7
Policy loans	12.1	12.0	13.3
Short-term investments and cash equivalents	1.3	0.6	0.5
Other	29.8	21.9	30.6
Gross investment income	1,563.0	1,463.3	1,440.5
Less: investment expenses	62.4	53.5	51.1
Net investment income	$1,500.6	$1,409.8	$1,389.4

As of December 31, 2016 and 2015, the Company had $3.0 and $1.1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities, available-for-sale, including securities pledged	$(70.1)	$(65.2)	$(14.7)
Fixed maturities, at fair value option	(201.9)	(141.2)	(74.6)
Equity securities, available-for-sale	—	(0.3)	1.3
Derivatives	51.9	(13.7)	50.6
Embedded derivatives - fixed maturities	(5.9)	(4.4)	(1.2)
Guaranteed benefit derivatives	12.7	(52.4)	(101.2)
Other investments	0.1	—	0.2
Net realized capital gains (losses)	$(213.2)	$(277.2)	$(139.6)
After-tax net realized capital gains (losses)	$(138.6)	$(180.2)	$(90.7)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Proceeds on sales	$1,824.6	$1,835.4	$1,616.3
Gross gains	19.6	24.6	24.4
Gross losses	85.0	48.7	35.2

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company also used futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts. During the first quarter of 2016, the Company moved to a static hedging strategy for its FIA contracts and replaced futures contracts with equity options.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2016			December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35.3	$0.4	$0.2	$285.3	$60.1	$—
Foreign exchange contracts	230.5	12.8	6.3	51.2	10.7	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	29,112.2	437.1	154.2	25,309.1	362.3	104.0
Foreign exchange contracts	175.4	12.6	12.0	144.6	13.9	10.7
Equity contracts	89.4	2.3	—	15.9	—	0.1
Credit contracts	425.5	5.6	0.2	407.5	3.3	0.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	17.5	—	N/A	23.4	—
Within products	N/A	—	173.8	N/A	—	184.1
Within reinsurance agreements	N/A	—	(43.5)	N/A	—	(71.6)
Managed custody guarantees	N/A	—	—	N/A	—	0.3
Total		$488.3	$303.2		$473.7	$227.9

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2016 and 2015. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$425.5	$5.6	$0.2
Equity contracts	89.4	2.3	—
Foreign exchange contracts	405.9	25.4	18.3
Interest rate contracts	25,606.7	437.5	153.8
		470.8	172.3
Counterparty netting(1)		(169.0)	(169.0)
Cash collateral netting(1)		(265.8)	—
Securities collateral netting(1)		(11.0)	(1.7)
Net receivables/payables		$25.0	$1.6
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$407.5	$3.3	$0.3
Equity contracts	—	—	—
Foreign exchange contracts	195.8	24.6	10.7
Interest rate contracts	22,965.5	422.4	103.4
		450.3	114.4
Counterparty netting(1)		(111.7)	(111.7)
Cash collateral netting(1)		(298.0)	(0.3)
Securities collateral netting(1)		(11.0)	(2.4)
Net receivables/payables		$29.6	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016, the Company held $42.6 and $227.1 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2015, the Company held $120.3 and $179.5 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2016, the Company delivered $219.7 of securities and held $11.2 of securities as collateral. As of December 31, 2015, the Company delivered $70.3 of securities and held $11.1 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.6	$0.7	$0.2
Foreign exchange contracts	1.0	0.6	0.5
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	50.5	(16.1)	41.0
Foreign exchange contracts	(4.1)	1.3	4.8
Equity contracts	0.9	(0.7)	1.8
Credit contracts	3.0	0.5	2.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(5.9)	(4.4)	(1.2)
Within products(2)	12.3	(52.3)	(101.4)
Within reinsurance agreements(3)	(28.0)	58.5	(41.0)
Managed custody guarantees(2)	0.4	(0.1)	0.2
Total	$30.7	$(12.0)	$(92.8)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2016, 2015 and 2014, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2016, the fair values of credit default swaps of $5.6 and $0.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2015, the fair values of credit default swaps of $3.3 and $0.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2016, the maximum potential future exposure to the Company was $402.0 on credit default swaps. As of December 31, 2015, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$729.3	$57.7	$—	$787.0
U.S. Government agencies and authorities	—	3.8	—	3.8
State, municipalities and political subdivisions	—	795.4	—	795.4
U.S. corporate public securities	—	9,964.9	7.5	9,972.4
U.S. corporate private securities	—	2,435.9	524.7	2,960.6
Foreign corporate public securities and foreign governments(1)	—	2,884.3	0.1	2,884.4
Foreign corporate private securities (1)	—	2,756.0	154.0	2,910.0
Residential mortgage-backed securities	—	2,766.8	21.2	2,788.0
Commercial mortgage-backed securities	—	1,307.9	9.8	1,317.7
Other asset-backed securities	—	449.0	26.7	475.7
Total fixed maturities, including securities pledged	729.3	23,421.7	744.0	24,895.0
Equity securities, available-for-sale	34.4	—	47.9	82.3
Derivatives:
Interest rate contracts	—	437.5	—	437.5
Foreign exchange contracts	—	25.4	—	25.4
Equity contracts	—	2.3	—	2.3
Credit contracts	—	5.6	—	5.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	939.8	32.9	—	972.7
Assets held in separate accounts	57,192.4	4,782.9	5.4	61,980.7
Total assets	$58,895.9	$28,708.3	$797.3	$88,401.5
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.3	$23.3
Stabilizer and MCGs	—	—	150.5	150.5
Other derivatives:
Interest rate contracts	0.6	153.8	—	154.4
Foreign exchange contracts	—	18.3	—	18.3
Equity contracts	—	—	—	—
Credit contracts	—	0.2	—	0.2
Embedded derivative on reinsurance	—	(43.5)	—	(43.5)
Total liabilities	$0.6	$128.8	$173.8	$303.2
(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$660.4	$61.0	$—	$721.4
U.S. Government agencies and authorities	—	4.3	—	4.3
State, municipalities and political subdivisions	—	595.8	—	595.8
U.S. corporate public securities	—	9,598.2	2.3	9,600.5
U.S. corporate private securities	—	1,963.5	396.4	2,359.9
Foreign corporate public securities and foreign governments(1)	—	2,811.7	0.5	2,812.2
Foreign corporate private securities (1)	—	2,553.3	158.1	2,711.4
Residential mortgage-backed securities	—	1,901.0	28.2	1,929.2
Commercial mortgage-backed securities	—	1,262.3	12.6	1,274.9
Other asset-backed securities	—	236.1	13.1	249.2
Total fixed maturities, including securities pledged	660.4	20,987.2	611.2	22,258.8
Equity securities, available-for-sale	83.8	—	47.5	131.3
Derivatives:
Interest rate contracts	—	422.4	—	422.4
Foreign exchange contracts	—	24.6	—	24.6
Equity contracts	—	—	—	—
Credit contracts	—	3.3	—	3.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	—	—	902.6
Assets held in separate accounts	54,283.0	4,623.6	4.0	58,910.6
Total assets	$55,929.8	$26,061.1	$662.7	$82,653.6
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	161.3	161.3
Other derivatives:
Interest rate contracts	0.6	103.4	—	104.0
Foreign exchange contracts	—	10.7	—	10.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	0.3	—	0.3
Embedded derivative on reinsurance	—	(71.6)	—	(71.6)
Total liabilities	$0.7	$42.8	$184.4	$227.9
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2016, $655.9 and $18.8 billion of a total fair value of $24.9 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2015, $597.3 and $17.0 billion of a total fair value of $22.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2016 and 2015. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2016
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	2.3	(0.1)	—	—	—	(0.7)	(0.7)	6.7	—	7.5	—
U.S. Corporate private securities	396.4	(0.2)	3.0	173.3	—	(17.5)	(67.9)	44.2	(6.6)	524.7	(0.1)
Foreign corporate public securities and foreign governments(1)	0.5	(0.4)	—	—	—	—	—	—	—	0.1	(0.4)
Foreign corporate private securities(1)	158.1	(0.6)	5.4	—	—	(0.1)	(25.7)	19.6	(2.7)	154.0	(0.6)
Residential mortgage-backed securities	28.2	(7.0)	—	—	—	—	—	—	—	21.2	(7.0)
Commercial mortgage-backed securities	12.6	—	0.1	2.6	—	—	(4.5)	—	(1.0)	9.8	—
Other asset-backed securities	13.1	—	(0.1)	14.8	—	—	(1.6)	0.5	—	26.7	—
Total fixed maturities, including securities pledged	611.2	(8.3)	8.4	190.7	—	(18.3)	(100.4)	71.0	(10.3)	744.0	(8.1)
Equity securities, available-for-sale	47.5	—	0.4	—	—	—	—	—	—	47.9	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(161.3)	15.5	—	—	(4.7)	—	—	—	—	(150.5)	—
FIA(2)	(23.1)	(2.8)	—	—	0.1	—	2.5	—	—	(23.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
Assets held in separate accounts(5)	4.0	—	—	3.0	—	(0.4)	—	2.7	(3.9)	5.4	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	19.3	—	(0.2)	—	—	—	(0.8)	—	(16.0)	2.3	—
U.S. Corporate private securities	355.5	(0.1)	(14.8)	138.0	—	(2.5)	(91.0)	11.3	—	396.4	(0.2)
Foreign corporate public securities and foreign governments(1)	—	(1.7)	(0.1)	—	—	—	(2.1)	4.4	—	0.5	(1.7)
Foreign corporate private securities(1)	165.7	(0.5)	(1.8)	1.8	—	—	(33.8)	26.7	—	158.1	(0.7)
Residential mortgage-backed securities	17.3	(4.0)	(1.5)	9.8	—	—	—	6.6	—	28.2	(4.0)
Commercial mortgage-backed securities	19.0	—	(0.1)	14.8	—	—	(2.1)	—	(19.0)	12.6	—
Other asset-backed securities	2.4	—	—	12.4	—	—	(0.8)	5.3	(6.2)	13.1	—
Total fixed maturities, including securities pledged	579.2	(6.3)	(18.5)	176.8	—	(2.5)	(130.6)	54.3	(41.2)	611.2	(6.6)
Equity securities, available-for-sale	36.6	—	0.6	10.3	—	—	—	—	—	47.5	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(102.9)	(53.7)	—	—	(4.7)	—	—	—	—	(161.3)	—
FIA(2)	(26.3)	1.3	—	—	(0.1)	—	2.0	—	—	(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1.5	—	—	—	—	—	(1.5)	—	—	—	—
Assets held in separate accounts(5)	2.4	(0.1)	—	4.1	—	(0.1)	—	—	(2.3)	4.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2016 and 2015, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2016:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.5%
Nonperformance risk	0.25% to 1.6%		0.25% to 1.6%
Actuarial Assumptions:
Partial Withdrawals	0% to 7.0%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	93%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	7%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.3%
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	90%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	10%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$24,895.0	$24,895.0	$22,258.8	$22,258.8
Equity securities, available-for-sale	82.3	82.3	131.3	131.3
Mortgage loans on real estate	4,254.5	4,339.6	3,729.1	3,881.1
Policy loans	218.9	218.9	229.8	229.8
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	972.7	972.7	902.6	902.5
Derivatives	470.8	470.8	450.3	450.3
Notes receivable from affiliates	175.0	216.2	175.0	208.4
Assets held in separate accounts	61,980.7	61,980.7	58,910.6	58,910.6
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	24,942.7	28,876.5	22,979.4	27,612.3
Supplementary contracts, immediate annuities and other	386.1	437.5	411.8	479.2
Deposit liabilities	172.0	245.8	194.8	194.8
Derivatives:
Guaranteed benefit derivatives:
FIA	23.3	23.3	23.1	23.1
Stabilizer and MCGs	150.5	150.5	161.3	161.3
Other derivatives	172.9	172.9	115.1	115.1
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(43.5)	(43.5)	(71.6)	(71.6)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated as the present value of expected cash flows associated with the deposit liability discounted using risk-free rates plus adjustments for nonperformance risk and uncertainty in the expected cash flows. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2014	$476.2	$696.6		$1,172.8
Deferrals of commissions and expenses	69.8	6.9		76.7
Amortization:
Amortization	(91.0)	(113.3)		(204.3)
Interest accrued	35.9	59.2	(1)	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)		(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)		(217.0)
Balance as of December 31, 2014	396.5	526.8		923.3
Deferrals of commissions and expenses	76.9	5.8		82.7
Amortization:
Amortization	(106.8)	(117.9)		(224.7)
Interest accrued	36.2	55.9	(1)	92.1
Net amortization included in the Consolidated Statements of Operations	(70.6)	(62.0)		(132.6)
Change in unrealized capital gains/losses on available-for-sale securities	117.6	238.1		355.7
Balance as of December 31, 2015	520.4	708.7		1,229.1
Deferrals of commissions and expenses	73.5	5.3		78.8
Amortization:
Amortization	(95.7)	(159.8)		(255.5)
Interest accrued	37.5	51.5	(1)	89.0
Net amortization included in the Consolidated Statements of Operations	(58.2)	(108.3)		(166.5)
Change in unrealized capital gains/losses on available-for-sale securities	(59.3)	(68.3)		(127.6)
Balance as of December 31, 2016	$476.4	$537.4		$1,013.8

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2016, 2015 and 2014.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2017	46.0
2018	36.9
2019	30.9
2020	27.4
2021	24.1

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2016, the account value for the separate account contracts with guaranteed minimum benefits was $38.4 billion. The additional liability recognized related to minimum guarantees was $157.7. As of December 31, 2015, the account value for the separate account contracts with guaranteed minimum benefits was $36.9 billion. The additional liability recognized related to minimum guarantees was $171.6.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2016 and 2015 was $8.0 billion and $7.8 billion, respectively.

7.    Reinsurance

As of December 31, 2016, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2016, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2016 and 2015, the Company had $1.6 billion and $1.8 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $7.7 and $8.4 were maintained for this contract as of December 31, 2016 and 2015, respectively.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2016	2015
Reserves ceded and claims recoverable	$1,650.3	$1,838.8
Premiums receivable, net	(16.6)	—
Total	$1,633.7	$1,838.8

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Premiums:
Direct premiums	$870.3	$657.2	$88.9
Reinsurance assumed	—	—	0.1
Reinsurance ceded	(0.1)	(0.1)	(0.2)
Net premiums	$870.2	$657.1	$88.8

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2016, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $278.0, $274.0 of which was paid on May 23, 2016 and $4.0 of which was paid on December 27, 2016. During the year ended December 31, 2015, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $321.0, $231.0 of which was paid on May 20, 2015 and $90.0 of which was paid on December 23, 2015.

On March 31, 2016, VFP paid a $20.0 dividend to VRIAC; on June 28, 2016, VFP paid a $20.0 dividend to VRIAC; on September 29, 2016, VFP paid a $20.0 dividend to VRIAC; and on December 12, 2016, VFP declared a dividend in the amount of $25.0, which was paid on December 16, 2016. On December 23, 2015, VFP paid a dividend in the amount of $115.0 to VRIAC.

During the years ended December 31, 2016 and 2015, DSL did not pay any dividends to VRIAC, its parent.

During the years ended December 31, 2016 and 2015, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $266.2, $317.5 and $321.7, for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2016 and 2015.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2016	2015	2014
Fixed maturities, net of OTTI	$862.7	$438.0	$1,553.7
Equity securities, available-for-sale	15.2	14.6	14.5
Derivatives	200.2	208.3	202.6
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(324.4)	(196.4)	(552.4)
Premium deficiency reserve adjustment	(89.2)	(66.5)	(129.8)
Unrealized capital gains (losses), before tax	664.5	398.0	1,088.6
Deferred income tax asset (liability)	(111.0)	(18.1)	(255.5)
Unrealized capital gains (losses), after tax	553.5	379.9	833.1
Pension and other postretirement benefits liability, net of tax	6.0	6.9	8.4
AOCI	$559.5	$386.8	$841.5

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$345.9		$(120.8)	$225.1
Equity securities	0.6		(0.2)	0.4
OTTI	8.7		(3.0)	5.7
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70.1		(24.5)	45.6
DAC/VOBA and Sales inducements	(128.0)	(1)	44.8	(83.2)
Premium deficiency reserve adjustment	(22.7)		7.9	(14.8)
Change in unrealized gains/losses on available-for-sale securities	274.6		(95.8)	178.8

Derivatives:
Derivatives	11.2	(2)	(3.9)	7.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19.3)		6.8	(12.5)
Change in unrealized gains/losses on derivatives	(8.1)		2.9	(5.2)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1.4)	(3)	0.5	(0.9)
Change in pension and other postretirement benefits liability	(1.4)		0.5	(0.9)
Change in Other comprehensive income (loss)	$265.1		$(92.4)	$172.7
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,183.7)		$410.0	$(773.7)
Equity securities	(0.2)		0.1	(0.1)
OTTI	2.8		(1.0)	1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65.5		(22.9)	42.6
DAC/VOBA and Sales inducements	356.0	(1)	(124.6)	231.4
Premium deficiency reserve adjustment	63.3		(22.2)	41.1
Change in unrealized gains/losses on available-for-sale securities	(696.3)		239.4	(456.9)

Derivatives:
Derivatives	19.7	(2)	(6.9)	12.8
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14.0)		4.9	(9.1)
Change in unrealized gains/losses on derivatives	5.7		(2.0)	3.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.3)	(3)	0.8	(1.5)
Change in pension and other postretirement benefits liability	(2.3)		0.8	(1.5)
Change in Other comprehensive income (loss)	$(692.9)		$238.2	$(454.7)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and Sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Federal	$24.0	$54.1	$85.7
Total current tax expense (benefit)	24.0	54.1	85.7
Deferred tax expense (benefit):
Federal	(2.6)	(1.3)	(11.2)
Total deferred tax expense (benefit)	(2.6)	(1.3)	(11.2)
Total income tax expense (benefit)	$21.4	$52.8	$74.5

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income taxes	$134.2	$226.0	$306.2
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	47.0	79.1	107.2
Tax effect of:
Dividends received deduction	(26.5)	(23.7)	(30.7)
Valuation allowance	(2.1)	(3.6)	(0.4)
Audit settlements	(0.1)	(0.1)	(0.1)
Tax Credit	2.1	3.6	0.4
Other	1.0	(2.5)	(1.9)
Income tax expense (benefit)	$21.4	$52.8	$74.5
Effective tax rate	15.9%	23.4%	24.3%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2016	2015
Deferred tax assets
Insurance reserves	$224.0	$197.1
Investments	141.1	197.9
Compensation and benefits	71.4	69.6
Other assets	7.4	8.6
Total gross assets before valuation allowance	443.9	473.2
Less: Valuation allowance	5.0	7.1
Assets, net of valuation allowance	438.9	466.1

Deferred tax liabilities
Net unrealized investment (gains) losses	(346.1)	(208.0)
Deferred policy acquisition costs	(315.6)	(391.1)
Total gross liabilities	(661.7)	(599.1)
Net deferred income tax asset (liability)	$(222.8)	$(133.0)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2016 and December 31, 2015, the Company had total valuation allowances of $5.0 and $7.1, respectively. As of December 31, 2016 and December 31, 2015, $124.3 and $126.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2016, 2015 and 2014, the decreases in the valuation allowance were $2.1, $3.6 and $0.4, respectively, all of which were allocated to continuing operations.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $0.7 and $10.5 as of December 31, 2016 and 2015, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2016 and December 31, 2015.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2016 and December 31, 2015.

Tax Regulatory Matters

During 2016, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2015. The audit settlements did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2016 may be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2016 and 2017.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.7, $6.0 and $6.2 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $11.7, $10.8 and $10.6, for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Change in benefit obligation:
Benefit obligation, January 1	$88.1	$96.6
Interest cost	4.1	4.1
Benefits paid	(5.3)	(5.3)
Actuarial (gains) losses on obligation	0.6	(7.3)
Benefit obligation, December 31	$87.5	$88.1

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Accrued benefit cost	$(87.5)	$(88.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(2.5)	(3.7)
Net amount recognized	$(90.0)	$(91.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2016 and 2015 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2016	2015
Discount rate	4.55%	4.81%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.55% was the appropriate discount rate as of December 31, 2016, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2016	2015	2014
Discount rate	4.81%	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest cost	$4.1	$4.1	$4.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net (gain) loss recognition	0.6	(7.3)	13.3
Net periodic (benefit) cost	$3.5	$(4.4)	$16.1

Cash Flows

In 2017, the Company is expected to contribute $6.0 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2017 through 2021 and thereafter through 2026, are estimated to be $6.0, $7.3, $5.8, $6.2, $6.0 and $27.8, respectively.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $22.3, $22.0 and $25.1 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company recognized tax benefits of $7.8, $7.7 and $8.6 in 2016, 2015 and 2014, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2016, 2015 and 2014, were $12.6, $12.5 and $12.8, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property").

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2016 and 2015, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2016, 2015 and 2014, rent expense for leases was $4.1, $4.1 and $3.8, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2016 and 2015, the Company had off-balance sheet commitments to acquire mortgage loans of $602.0 and $221.0, respectively, and purchase limited partnerships and private placement investments of $455.9 and $330.4, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2016	2015
Other fixed maturities-state deposits	$13.4	$13.5
Securities pledged(1)	767.9	249.2
Total restricted assets	$781.3	$262.7
(1) Includes the fair value of loaned securities of $548.2 and $178.9 as of December 31, 2016 and 2015, respectively. In addition, as of December 31, 2016 and 2015, the Company delivered securities as collateral of $219.7 and $70.3, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Dezelan v. Voya Retirement Insurance and Annuity Company (USDC District of Connecticut, No. 3:16-cv-1251)(filed July 26, 2016), a putative class action in which plaintiff, a participant in a 403(b) Plan, seeks to represent the a class of plans whose assets are invested in VRIAC “Group Annuity Contract Stable Value Funds.”  Plaintiff alleges that VRIAC has violated the Employee Retirement Income Security Act of 1974 by charging unreasonable fees and setting its own compensation in

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

connection with stable value products.  Plaintiff seeks declaratory and injunctive relief, disgorgement of profits, damages and attorney’s fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $57.6, $51.5 and $50.2, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $264.7, $235.1 and $197.7, respectively.

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2016, 2015 and 2014, expenses related to the agreement were incurred in the amount of $44.5, $26.7 and $26.9, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2016, 2015 and 2014, VRIAC's net earnings related to the agreement were in the amount of $5.4, $7.5 and $8.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2016, 2015 and 2014, revenue under the VIM intercompany agreement was $33.3, $35.0 and $31.9, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, Inc.("VFA"), an affiliate of VRIAC.  For the years ended December 31, 2016, 2015 and 2014 commission expenses incurred by VRIAC were $73.4, $74.0 and $71.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2016, 2015 and 2014, commissions were collected in the amount of $175.4, $229.7 and $244.9, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under these intercompany agreements in the aggregate amount of $123.2, $206.5 and $231.5, respectively.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under this service agreement in the amount of $2.9, $2.8 and $3.3, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $69.8, $67.8 and $45.5, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2016 and 2015, the Company had deposit assets of $80.4 and $91.0, respectively, and deposit liabilities of $172.0 and $194.8, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Investments, LLC, an affiliate, pursuant to which Voya Investments, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2016, 2015 and 2014, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $350.3, $379.7 and $414.3, respectively. As of December 31, 2016 and 2015, DSL had $29.7 and $30.1, respectively, receivable from Voya Investors Trust under the management agreement.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2016, 2015 and 2014, distribution revenues received by VFP related to affiliated mutual fund products were $25.4, $26.1 and $24.7, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2016, 2015, and 2014, interest on any borrowing by

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company incurred immaterial interest expense for the years ended December 31, 2016, 2015 and 2014. The Company earned interest income of $0.4, $0.8 and $0.4 for the years ended December 31, 2016, 2015 and 2014, respectively. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2016 and 2015, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2016, 2015 and 2014.

C-73

Form No. SAI.75996-17	VRIAC Ed. May 2017

VARIABLE ANNUITY ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2016
-	Statements of Operations for the year ended December 31, 2016
-	Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2016 and 2015
-	Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)

Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.

	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216) as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 3 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167182), as filed on April 21, 2015.

(3.7)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.9)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.10)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.11)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.12)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(4.1)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(4.2)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.3)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(4.4)

Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
(GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.

(4.5)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(4.6)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
(4.7)	Variable Annuity Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(4.8)	Variable Annuity Contract Certificate GTCC-HD • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

(4.9)

Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.

(4.10)

Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

(4.11)

Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and
I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.12)

Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.

(4.13)

Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.

(4.14)

Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.15)

Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and

G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 13, 1998.

(4.16)

Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.17)

Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.18)

Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.19)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.20)

Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.21)

Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
ISE-CDA-HO and Certificate GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.22)

Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,

I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.23)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.24)

Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO, GTCC-HO, G-CDA-HD, GTCC-HD, G-CDA-HF and GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.

(4.25)

Endorsement ENYCLLHD(4/04) to Contract G-CDA-HD(XC) and Certificate GTCC-HD(XC) HF • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.

(4.26)

Endorsement ENYCLLGIT/GLIT(4/04) to Contracts GIT-CDA-HO, GLIT-CDA-HO, GTCC-HO, GTCC-HO(X) and GTCC-HD(XC) HF • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 14, 2006.

(4.27)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 2014.
(4.28)	Endorsement EVNMCHG (09/14) for name change • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2015.
(4.29)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF
(5.1)

Variable Annuity Contract Application (300-GTD-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 19, 1997.

(5.2)

Variable Annuity Contract Application (710.00.141) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75996), as filed on August 21, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.2)

Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.3)

Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated April 30, 2003 by and among ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-153338), as filed on November 14, 2008.

(8.4)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.5)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.6)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.7)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.8)

Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.

(8.9)

Amendment dated March 31, 2011 to the Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.

(8.10)

Rule 22c-2 Shareholder Information Agreement dated April 16, 2007, is to become operational on October 16, 2007 by and between Federated Securities Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2013.

(8.11)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.12)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.13)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.14)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.15)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.16)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.17)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.18)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.19)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment (File No. 033-75962), as filed on April 3, 2012.

(8.20)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.21)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2015.

(8.22)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.23)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.24)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.25)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.26)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.27)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (renamed Invesco Variable Insurance Funds, Inc.), A I M Distributors, Inc. (renamed Invesco Distributors, Inc.) and Aetna Life Insurance and Annuity Company (renamed ING Life Insurance and Annuity Company) and amended on November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13. 2004.

(8.28)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.29)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.30)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.31)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.32)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund Participation Agreement effective as of July 20, 2001 among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.33)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.34)

First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.35)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.36)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.37)

First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007• Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.38)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.39)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.40)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.41)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.42)

First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.43)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.44)

First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.45)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.46)

First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.47)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.48)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.49)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007• Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.50)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.51)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.52)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.53)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.54)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.55)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.56)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer

Name	Principal Business Address	Positions and Offices with Depositor
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Chad J. Tope	909 Locust Street Des Moines, IA 50309	Senior Vice President
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 68 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 4, 2017.

Item 27.   Number of Contract Owners

As of February 28, 2017, there were 26,960 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.

Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Dawn M. Mazzola	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Elizabeth L. Schroeder	One Orange Way Windsor, CT 06095-4774	Vice President
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$1,646,608.99

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2016.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75996) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April, 2017.

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 50 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
Carolyn M. Johnson*	Director	)	April
Carolyn M. Johnson		)	17, 2017
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)

Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B Exhibit Index

Exhibit No.	Exhibit

24(b)(4.29)	Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney